As filed with the Securities and Exchange Commission on August 9, 2023

1933 Act File No. 333-184477

1940 Act File No. 811-22761

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 86	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 88	☒

(Check appropriate box or boxes)

STONE RIDGE TRUST

(Exact Name of Registrant as Specified in Charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of Principal Executive Offices)

855-609-3680

(Registrant’s Telephone Number, including Area Code)

Stone Ridge Trust

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copies of Communication To:

Elizabeth J. Reza Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199	Gregory C. Davis Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on [ ], 2023 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 86 to the Registration Statement of Stone Ridge Trust on Form N-1A (File No. 333-184477) is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register shares of LifeX Income Fund 1948M, LifeX Income Fund 1948F, LifeX Income Fund 1949M, LifeX Income Fund 1949F, LifeX Income Fund 1950M, LifeX Income Fund 1950F, LifeX Income Fund 1951M, LifeX Income Fund 1951F, LifeX Income Fund 1952M, LifeX Income Fund 1952F, LifeX Income Fund 1953M, LifeX Income Fund 1953F, LifeX Income Fund 1954M, LifeX Income Fund 1954F, LifeX Income Fund 1955M, LifeX Income Fund 1955F, LifeX Income Fund 1956M, LifeX Income Fund 1956F, LifeX Income Fund 1957M, LifeX Income Fund 1957F, LifeX Income Fund 1958M, LifeX Income Fund 1958F, LifeX Income Fund 1959M, LifeX Income Fund 1959F, LifeX Income Fund 1960M, LifeX Income Fund 1960F, LifeX Income Fund 1961M, LifeX Income Fund 1961F, LifeX Income Fund 1962M, LifeX Income Fund 1962F, LifeX Income Fund 1963M, LifeX Income Fund 1963F, LifeX Inflation-Protected Income Fund 1948M, LifeX Inflation-Protected Income Fund 1948F, LifeX Inflation-Protected Income Fund 1949M, LifeX Inflation-Protected Income Fund 1949F, LifeX Inflation-Protected Income Fund 1950M, LifeX Inflation-Protected Income Fund 1950F, LifeX Inflation-Protected Income Fund 1951M, LifeX Inflation-Protected Income Fund 1951F, LifeX Inflation-Protected Income Fund 1952M, LifeX Inflation-Protected Income Fund 1952F, LifeX Inflation-Protected Income Fund 1953M, LifeX Inflation-Protected Income Fund 1953F, LifeX Inflation-Protected Income Fund 1954M, LifeX Inflation-Protected Income Fund 1954F, LifeX Inflation-Protected Income Fund 1955M, LifeX Inflation-Protected Income Fund 1955F, LifeX Inflation-Protected Income Fund 1956M, LifeX Inflation-Protected Income

Fund 1956F, LifeX Inflation-Protected Income Fund 1957M, LifeX Inflation-Protected Income Fund 1957F, LifeX Inflation-Protected Income Fund 1958M, LifeX Inflation-Protected Income Fund 1958F, LifeX Inflation-Protected Income Fund 1959M, LifeX Inflation-Protected Income Fund 1959F, LifeX Inflation-Protected Income Fund 1960M, LifeX Inflation-Protected Income Fund 1960F, LifeX Inflation-Protected Income Fund 1961M, LifeX Inflation-Protected Income Fund 1961F, LifeX Inflation-Protected Income Fund 1962M, LifeX Inflation-Protected Income Fund 1962F, LifeX Inflation-Protected Income Fund 1963M, LifeX Inflation-Protected Income Fund 1963F (together, the “Funds”), each a new series of Stone Ridge Trust. This Post-Effective Amendment relates only to the Funds and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

Subject to Completion Dated August 9, 2023

The information in this prospectus is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

PROSPECTUS

[  ], 2023

STONE RIDGE ASSET MANAGEMENT LLC

STONE RIDGE LIFEX INCOME FUNDS

Fund	Ticker Symbol
LifeX Income Fund 1948F	[ ]
LifeX Income Fund 1948M	[ ]
LifeX Income Fund 1949F	[ ]
LifeX Income Fund 1949M	[ ]
LifeX Income Fund 1950F	[ ]
LifeX Income Fund 1950M	[ ]
LifeX Income Fund 1951F	[ ]
LifeX Income Fund 1951M	[ ]
LifeX Income Fund 1952F	[ ]
LifeX Income Fund 1952M	[ ]
LifeX Income Fund 1953F	[ ]
LifeX Income Fund 1953M	[ ]
LifeX Income Fund 1954F	[ ]
LifeX Income Fund 1954M	[ ]
LifeX Income Fund 1955F	[ ]
LifeX Income Fund 1955M	[ ]
LifeX Income Fund 1956F	[ ]
LifeX Income Fund 1956M	[ ]
LifeX Income Fund 1957F	[ ]
LifeX Income Fund 1957M	[ ]
LifeX Income Fund 1958F	[ ]
LifeX Income Fund 1958M	[ ]
LifeX Income Fund 1959F	[ ]
LifeX Income Fund 1959M	[ ]
LifeX Income Fund 1960F	[ ]
LifeX Income Fund 1960M	[ ]
LifeX Income Fund 1961F	[ ]
LifeX Income Fund 1961M	[ ]
LifeX Income Fund 1962F	[ ]
LifeX Income Fund 1962M	[ ]
LifeX Income Fund 1963F	[ ]
LifeX Income Fund 1963M	[ ]

Neither the Securities and Exchange Commission (the “Commission”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Each fund listed above (each, an “Open-End LifeX Income Fund” or a “Fund”) is a series of Stone Ridge Trust (the “Trust”).

This prospectus contains important information about the Funds and services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

FUND SUMMARIES

LifeX Income Fund 1948F

Investment Objective

The LifeX Income Fund 1948F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1948 and December 31, 1948 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %	]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %	]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-1

	1 Year			3 Years
You would pay the following expenses if you did not redeem your shares	$	[	]	$	[	]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1948F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-2

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-3

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-4

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-5

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-6

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-7

LifeX Income Fund 1948M

Investment Objective

The LifeX Income Fund 1948M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1948 and December 31, 1948 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [        ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-8

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1948M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-9

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-10

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-11

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-12

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-13

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-14

LifeX Income Fund 1949F

Investment Objective

The LifeX Income Fund 1949F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1949 and December 31, 1949 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [        ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-15

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1949F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-16

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-17

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-18

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-19

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-20

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-21

LifeX Income Fund 1949M

Investment Objective

The LifeX Income Fund 1949M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1949 and December 31, 1949 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [        ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-22

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1949M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-23

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-24

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-25

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-26

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-27

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-28

LifeX Income Fund 1950F

Investment Objective

The LifeX Income Fund 1950F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1950 and December 31, 1950 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [        ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-29

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1950F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-30

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-31

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-32

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-33

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-34

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-35

LifeX Income Fund 1950M

Investment Objective

The LifeX Income Fund 1950M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1950 and December 31, 1950 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [        ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-36

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1950M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-37

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-38

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-39

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-40

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-41

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-42

LifeX Income Fund 1951F

Investment Objective

The LifeX Income Fund 1951F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1951 and December 31, 1951 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-43

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1951F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-44

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-45

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-46

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-47

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-48

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-49

LifeX Income Fund 1951M

Investment Objective

The LifeX Income Fund 1951M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1951 and December 31, 1951 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-50

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1951M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-51

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-52

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-53

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-54

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-56

LifeX Income Fund 1952F

Investment Objective

The LifeX Income Fund 1952F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1952 and December 31, 1952 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-57

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1952F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-58

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-59

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-60

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-61

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-62

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-63

LifeX Income Fund 1952M

Investment Objective

The LifeX Income Fund 1952M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1952 and December 31, 1952 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %	]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %	]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-64

	1 Year			3 Years

You would pay the following expenses if you did not redeem your shares	$	[	]	$	[	]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1952M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-65

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-66

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-67

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-68

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-69

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-70

LifeX Income Fund 1953F

Investment Objective

The LifeX Income Fund 1953F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1953 and December 31, 1953 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %	]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %	]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-71

	1 Year			3 Years

You would pay the following expenses if you did not redeem your shares	$	[	]	$	[	]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1953F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-72

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-73

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-74

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-75

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-76

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-77

LifeX Income Fund 1953M

Investment Objective

The LifeX Income Fund 1953M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1953 and December 31, 1953 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %	]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %	]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-78

	1 Year			3 Years

You would pay the following expenses if you did not redeem your shares	$	[	]	$	[	]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1953M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-79

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-80

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-81

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-82

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-83

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-84

LifeX Income Fund 1954F

Investment Objective

The LifeX Income Fund 1954F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1954 and December 31, 1954 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [___]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-85

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1954F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-86

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-87

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-88

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-89

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-90

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-91

LifeX Income Fund 1954M

Investment Objective

The LifeX Income Fund 1954M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1954 and December 31, 1954 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-92

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1954M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-93

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-94

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-95

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-96

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-97

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-98

LifeX Income Fund 1955F

Investment Objective

The LifeX Income Fund 1955F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1955 and December 31, 1955 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-99

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1955F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-100

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-101

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-102

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-103

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-104

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-105

LifeX Income Fund 1955M

Investment Objective

The LifeX Income Fund 1955M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1955 and December 31, 1955 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-106

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1955M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-107

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-108

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-109

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-110

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-111

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-112

LifeX Income Fund 1956F

Investment Objective

The LifeX Income Fund 1956F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1956 and December 31, 1956 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-113

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1956F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-114

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-115

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-116

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-117

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-118

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-119

LifeX Income Fund 1956M

Investment Objective

The LifeX Income Fund 1956M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1956 and December 31, 1956 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-120

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1956M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-121

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-122

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-123

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-124

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-125

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-126

LifeX Income Fund 1957F

Investment Objective

The LifeX Income Fund 1957F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1957 and December 31, 1957 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-127

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1957F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-128

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-129

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-130

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-131

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-132

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-133

LifeX Income Fund 1957M

Investment Objective

The LifeX Income Fund 1957M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1957 and December 31, 1957 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-134

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1957M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-135

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-136

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-137

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-138

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-139

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-140

LifeX Income Fund 1958F

Investment Objective

The LifeX Income Fund 1958F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1958 and December 31, 1958 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-141

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1958F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-142

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-143

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-144

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-145

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-146

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-147

LifeX Income Fund 1958M

Investment Objective

The LifeX Income Fund 1958M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1958 and December 31, 1958 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-148

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1958M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-149

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-150

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-151

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-152

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-153

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-154

LifeX Income Fund 1959F

Investment Objective

The LifeX Income Fund 1959F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1959 and December 31, 1959 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-155

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1959F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-156

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-157

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-158

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-159

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-160

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-161

LifeX Income Fund 1959M

Investment Objective

The LifeX Income Fund 1959M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1959 and December 31, 1959 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-162

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1959M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-163

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-164

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-165

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-166

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-167

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-168

LifeX Income Fund 1960F

Investment Objective

The LifeX Income Fund 1960F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1960 and December 31, 1960 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-169

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1960F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-170

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-171

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-172

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-173

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-174

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-175

LifeX Income Fund 1960M

Investment Objective

The LifeX Income Fund 1960M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1960 and December 31, 1960 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-176

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1960M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-177

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-178

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-179

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-180

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-181

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-182

LifeX Income Fund 1961F

Investment Objective

The LifeX Income Fund 1961F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1961 and December 31, 1961 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-183

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1961F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-184

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-185

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-186

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-187

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-188

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-189

LifeX Income Fund 1961M

Investment Objective

The LifeX Income Fund 1961M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1961 and December 31, 1961 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-190

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1961M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-191

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-192

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-193

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-194

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-195

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-196

LifeX Income Fund 1962F

Investment Objective

The LifeX Income Fund 1962F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1962 and December 31, 1962 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-197

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1962F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-198

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-199

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-200

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-201

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-202

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-203

LifeX Income Fund 1962M

Investment Objective

The LifeX Income Fund 1962M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1962 and December 31, 1962 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-204

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1962M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-205

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-206

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-207

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-208

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-209

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-210

LifeX Income Fund 1963F

Investment Objective

The LifeX Income Fund 1963F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1963 and December 31, 1963 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-211

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1963F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-212

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-213

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-214

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-215

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-216

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-217

LifeX Income Fund 1963M

Investment Objective

The LifeX Income Fund 1963M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1963 and December 31, 1963 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees(1)	[ %]

Distribution and/or Service (12b-1) Fees	None

Other Expenses(2)	0.00%

Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S-218

	1 Year	3 Years
You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund does not anticipate having a materially high portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”). Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1963M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on

S-219

such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

S-220

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of the Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. The Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor

S-221

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Income Fund.

S-222

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These

S-223

payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

S-224

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Set forth below is additional information about each Fund’s investment strategies and risks.

More Information Regarding Investment Strategies

Investment Objective

Each Fund’s investment objective is to achieve income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s investments until its Reorganization (as defined below).

The combined investment objective of a Fund and its Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

There can be no assurance that a Fund will achieve its investment objective generally or with respect to any particular shareholder. Each Fund is only being offered to investors who are members of the applicable Investor Cohort (as defined under the “Fund Summaries” for each Fund).

The Funds are not annuities or other types of insurance contracts; consequently:

●	Distributions provided by the Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Funds are wrong in their assumptions or actuarial estimates or the Funds’ investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	The Adviser’s investment techniques may fail to produce the desired results and cause the Funds to incur significant losses.

Investment Strategies

Each Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”) and money market funds that invest exclusively in U.S. Government Securities or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free. STRIPS resemble zero coupon bonds, where the investor receives a single payment at maturity. The payments made on the STRIPS held by a Fund represent the specific interest or principal components of the U.S. Treasury notes or bonds to which the STRIPS are related. Each Fund will seek to hold STRIPS that will mature at the appropriate times and in the appropriate amounts to fund its anticipated monthly distributions. In the case of anticipated monthly distributions that are expected to occur beyond the maturity date of the currently longest-dated U.S. Treasury bond, a Fund may seek to invest in U.S. Government Securities Derivatives that will enable the Fund to pay those monthly distributions.

STRIPS do not make periodic interest payments and are initially sold at a discount from their face value at maturity. This discount depends on the time remaining until maturity, as well as prevailing interest rates and the liquidity of the security. The discount typically decreases as the maturity date approaches. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.

The Offering. Each Fund will offer its shares continuously to its respective Investor Cohort until December of the year in which members of its respective Investor Cohort will turn 80, following which the Fund intends to reorganize with and into a corresponding closed-end investment company (its “Successor Fund,” and the “Reorganization”), as described below. The initial shares of each Fund will be sold at the applicable “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Funds will offer their shares at the net asset value (“NAV”) per share to their respective Investor Cohorts.

1

Distributions. Together with its Successor Fund, each Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund, for a total of $1.00 per share per year, through the end of the year in which members of its Investor Cohort will turn 100.

The Funds intend to make these distributions on or about the third (3rd) business day of each calendar month through the date of the applicable Reorganization, and each Successor Fund intends to make the same level of distributions to shareholders from then until its Successor Fund Liquidation Date (as defined below).

Because each Fund expects its monthly distributions to exceed its net investment income and net realized capital gains, each Fund expects a portion of each distribution to be a return of capital (or capital gains, depending on the shareholder’s tax basis in the shares). If, in and with respect to any taxable year, each Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of the shareholder’s tax basis in its shares, and to the extent it exceeds the tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the tax consequences of a Fund’s intended distributions.

Reorganization into the Successor Fund. Each Fund’s Reorganization is expected to occur in or around December of the year in which members of the Fund’s Investor Cohort will turn 80. Shares of a Successor Fund will not be offered other than to shareholders of the applicable Fund in connection with its Reorganization. Shares of a Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of a Reorganization, shares of the applicable Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of a Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization. Shares of a Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the applicable Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of each Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

Each Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions while maintaining the safety of the principal amount of the Successor Fund’s investments. Each Successor Fund is designed to have distributed substantially all of its assets by its Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

Each Fund’s Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. Each Fund and its corresponding Successor Fund is managed by Stone Ridge and has substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that each Reorganization will be eligible to be consummated upon approval from the Board without approval from shareholders of the applicable Fund pursuant to applicable rules under the 1940 Act. Prior to a Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. Each Fund is one of many series of Stone Ridge Trust (the “Trust”) which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Income Funds” and, together with their respective Successor Funds, the “LifeX Income Funds”). Each other LifeX Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Funds’ investment strategies.

2

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Income Funds will be a result of differences in the number of years each LifeX Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Income Funds.

The purpose of having different offering prices for the Open-End LifeX Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Income Fund launching contemporaneously is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each Open-End LifeX Income Fund will be offered on substantially identical terms.

The LifeX Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

More Information Regarding the Risks of Investing

Investors should carefully consider the Funds’ risks and investment objectives, as an investment in a Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in a Fund involves a high degree of risk. It is possible that investing in a Fund may result in a loss of some or all of the amount invested. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Funds are subject to the principal risks described above in the “Fund Summaries” and the additional risks described below. As with any mutual fund, there is no guarantee that a Fund will achieve its investment objective. You could lose all or part of your investment in a Fund, and a Fund could underperform other investments.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for each Open-End LifeX Income Fund intended to give each Fund, and its Successor Fund, sufficient assets to fund its anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If a Fund runs out of assets for any reason, however, the Fund will liquidate early.

Additionally, the actuarial estimates used by the Adviser in managing the LifeX Income Funds reflect New York Life Insurance and Annuity Corporation’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Funds (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in an Investor Cohort, a Successor Fund may run out of assets prior to its Successor Fund Liquidation Date.

Due to the novel nature of the LifeX Income Funds, it is possible that the actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to the Adviser will not accurately predict the mortality rates of the shareholders in the LifeX Income Funds. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower mortality risk than the general public, because they are choosing to purchase a

3

product that pays them if they continue to live. New York Life Insurance and Annuity Corporation will provide the Adviser actuarial estimates of mortality rates based on data for income annuities that the Adviser views as reasonably comparable to the LifeX Income Funds, based on the assumption that investors who view the LifeX Income Funds as an attractive investment will be similar in terms of health to investors who view such income annuities as attractive investments. However, because the LifeX Income Funds represent a novel investment product, the health of investors in the LifeX Income Funds may not be similar to purchasers of such annuities. If the health of investors in the LifeX Income Funds is even better than assumed and therefore investors in the LifeX Income Funds live materially longer than expected, a Successor Fund may run out of assets prior to the Successor Fund Liquidation Date.

No Insurance Protections Risk. None of the Funds are annuities or other types of insurance contract and the distributions provided by the Funds are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Funds will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Funds do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that a Fund will run out of assets to fund its intended distributions. If this were to occur, a Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Interest Rate Risk. The amount of a Fund’s distributions will not change as interest rates change. However, if interest rates increase, shareholders face the risk that the value to them of a Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of a Fund will fluctuate based on changes in interest rates, which will impact the value received by shareholders who redeem from the Fund. Each Fund expects to invest a significant amount of its assets in zero-coupon securities such as STRIPS. Because zero-coupon securities pay no interest, their value is generally more sensitive to changes in interest rates than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Funds’ investments and increase the volatility of the Funds’ portfolios. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Funds, shareholders who are alive on the date of a Reorganization and subsequently hold shares of a Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Funds, including its investment objective and strategies (which are expected to be substantially similar to those of the Funds) will be provided to shareholders in advance of the Reorganization and is available in the Successor Funds’ prospectuses.

Individual Mortality Risk. Shareholders of a Successor Fund who die before its Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of a Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in a Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If a Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to its Successor

4

Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Funds will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Dates. Shares of the Successor Funds will be non-transferable and the only liquidity shareholders in a Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on its Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in a Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of a Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Funds are each designed to reorganize into a Successor Fund, and the Successor Funds are designed to have distributed substantially all of their assets by their respective Successor Fund Liquidation Dates. Although a Fund and its Successor Fund will each seek to achieve income and a high level of reliable monthly distributions during the life of the Fund or the Successor Fund, as applicable, following its Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Funds intend to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Funds, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

In a centrally cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker, and the credit risk is generally less than for privately negotiated derivatives because a clearinghouse provides a guarantee of performance. However, it is not clear how an insolvency proceeding of a clearinghouse would be conducted. A Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives.

Reorganization Risk. In the event that a Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of a Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of a Reorganization, there remains an insufficient number of shareholders in a Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from a Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. Each Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate a Fund and its performance. The Funds are designed for long-term investors and not as trading vehicles.

Management and Operational Risk; Cyber-Security Risk. The Funds are subject to management risk because they rely on the Adviser’s ability to achieve its investment objective. The Funds run the risk that the Adviser’s management techniques will fail to produce desired results and cause the Funds to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.

5

Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or New York Life Insurance and Annuity Corporation, in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect the Funds’ performance. Neither the Adviser nor New York Life Insurance and Annuity Corporation, in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Funds that these quantitative analyses, actuarial assumptions or models will accurately reflect the Funds’ performance.

The Funds are also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

The Funds’, the Adviser’s, and the Funds’ other service providers’ use of internet, technology and information systems may expose the Funds to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Funds or their service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud- based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Funds, the Adviser, or the Custodian, Transfer Agent (as defined below), or other third-party service provider may adversely affect the Funds or their shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Funds, each of whom could be negatively impacted as a result.

Money Market Fund Risk. The Funds intend to invest in money market funds that invest in U.S. Government Securities. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect the Fund’s investments in money market funds. Money market funds that invest in U.S. Government Securities are also subject to the risks described above in “U.S. Government Securities Risk.”

Tax Risk. The Funds intend to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, a Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, a Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

6

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information. The holdings of a Fund are disclosed quarterly in filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year. The Funds’ fiscal years each end on December 31. You can find the Commission filings on the Commission’s website, www.sec.gov.

7

MANAGEMENT AND ORGANIZATION

Board of Trustees

The Board of Trustees of the Trust (the “Board”) oversees the conduct of the Funds’ affairs and the Adviser’s management of the Funds. The composition of the boards of trustees responsible for overseeing each LifeX Income Fund are currently the same as the composition of the Board.

The Adviser

Stone Ridge acts as each Funds’ investment manager under an Investment Management Agreement (the “Management Agreement”). Stone Ridge also acts as the investment adviser to the Successor Funds. Stone Ridge’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [June 30], 2023, Stone Ridge’s assets under management were approximately $[ ] billion. Stone Ridge is a Delaware limited liability company.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [        ]% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

Stone Ridge’s engagements with each LifeX Income Fund are on substantially identical terms.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended [•].

Pursuant to the Management Agreement, Stone Ridge agrees to manage the investment and reinvestment of each Fund’s assets, determine what investments will be purchased, held, sold or exchanged by a Fund and what portion, if any, of the assets of the Fund will be held uninvested and continuously review, supervise and administer the investment program of the Fund. In addition, under the terms of the Management Agreement, subject to the general supervision of the Board, Stone Ridge provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of a Fund under the Unified Management Fee, including Stone Ridge’s own operating and overhead expenses attributable to its duties under the Management Agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses).

In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for such Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

8

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are the Portfolio Managers of the Funds. Each of the Portfolio Managers has been a Portfolio Manager of each Fund since inception. Each of the Portfolio Managers is also a portfolio manager of other investment companies, including mutual funds, and in particular each LifeX Income Fund.

Nate Conrad. Nate Conrad, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Song, Mr. Stevens and Ms. Zhao. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs as a vice president in the Interest Rates Trading business. Mr. Conrad is the Head of LifeX at Stone Ridge, having formerly served as the Head of Markets at Stone Ridge and as the President of NYDIG. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering School.

Li Song. Li Song, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Stevens, and Ms. Zhao. Prior to joining Stone Ridge in 2018, Mr. Song worked at Goldman Sachs as a senior strategist in Emerging Markets foreign exchange, interest rate, options, and credit products. Mr. Song received his PhD, M.Phil., and MA in Statistics from Columbia University and his BS in Mathematics at the University of Science and Technology of China.

Ross Stevens. Ross Stevens, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Ms. Zhao. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

Yan Zhao. Yan Zhao, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Mr. Stevens. Ms. Zhao is a co-founder of Stone Ridge. Ms. Zhao has held a variety of leadership roles at Stone Ridge, including Head of Reinsurance and President of NYDIG. Ms. Zhao holds an MBA from Harvard Business School and a BA in Economics from Harvard University.

Additional Information Regarding the Adviser and Portfolio Managers

The Statement of Additional Information provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Funds, and about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Funds. The Statement of Additional Information is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com. The information (other than this prospectus, including the Statement of Additional Information) contained on, or that can be accessed through, www.stoneridgefunds.com is not part of this prospectus or the Statement of Additional Information.

Distributor, Administrator, Custodian and Transfer Agent

ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203 is the Fund’s distributor (the “Distributor”). U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202 is the Fund’s transfer agent (the “Transfer Agent”), administrator (the “Administrator”) and accounting agent. U.S. Bank NA, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 is the Funds’ custodian (the “Custodian”). The Adviser pays fees to the Distributor as compensation for the services it renders. The Adviser compensates the Transfer Agent and Custodian for their services out of the Unified Management Fee.

9

ACTUARIAL SERVICES

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Income Funds.

To achieve its investment objective, a Fund must estimate the amount and timing of its, and its Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in STRIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of a Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

New York Life Insurance and Annuity Corporation has also agreed to make the operational procedures it uses in its business and its services available to the Adviser for the purpose of monitoring for shareholders that are ineligible to receive shares of the Successor Funds in connection with the Reorganizations (which shareholders’ shares are intended to be redeemed by the applicable Fund immediately prior to its Reorganization) and shares that may be cancelled by the Successor Funds. In exchange for these services, the Adviser has agreed to pay New York Life Insurance and Annuity Corporation a portion of the Adviser’s profits earned from managing the LifeX Income Funds.

SHAREHOLDER INFORMATION

How Fund Share Prices Are Calculated

The net asset value (“NAV”) per share of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. A Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE. The current NAV per share of a Fund may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

In accordance with the regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of shares (which bear upon the number of shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by the Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of

1 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

10

the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of a Fund under the Valuation Procedures:

Non-prime money market funds, including government securities money market funds, and cash sweep programs are generally valued at amortized cost.

Other debt securities, including U.S. government debt securities, are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset (which may be the case with respect to the Funds’ investments in derivative instruments) or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Funds.

Fund Closings

The Funds may close at any time to new investments. During such closings, the reinvestment of dividends by existing shareholders will not be permitted. The Funds may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. During any time the Funds are closed to new investments, Fund shareholders will continue to be able to redeem their shares, as described below.

11

INVESTING IN THE FUNDS

Eligibility to Buy Shares

Each Fund is only being offered to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations for the Fund, and the offering will continue until December 31 of the year in which members of the Fund’s Investor Cohort will turn 80, following which it is expected that a Reorganization will occur as described under “Investment Objective, Strategies and Risks — Reorganization into the Successor Fund.” The Investor Cohort is specified for each Fund in the “Fund Summaries.” Other than these differences in investor eligibility and offering prices, each Fund will be offered on substantially identical terms.

Investment Minimums

There is no minimum investment requirement for an investment in the shares.

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of a Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of the Fund you own. An investor can rely on these statements in lieu of certificates. A Fund does not issue certificates representing shares of the Fund.

Involuntary Redemptions

The Funds reserve the right to redeem an account if the value of the shares in a Fund is $1,000 or less for any reason, including market fluctuation. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. This redemption of Fund shares would be a taxable event for U.S. federal income tax purposes. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the U.S. federal income tax consequences of a redemption of Fund shares.

The Funds reserve the right under certain circumstances to redeem all or a portion of an account, without consent of or other action by the shareholder. A Fund may exercise this right, for example, if a shareholder invests in a share class for which the shareholder was not eligible at the time of investment or if a shareholder fails to provide certain demographic information as described below under “How to Buy Shares.”

Additionally, shares of the Funds originally held by shareholders who have died prior to the applicable Reorganization and that have not been otherwise redeemed prior to such Reorganization will be redeemed by such Fund at the NAV per share immediately prior to such Reorganization.

12

HOW TO BUY SHARES

How to Buy Shares

Each Fund has authorized the Transfer Agent and Distributor to receive orders on its behalf, and the Distributor has authorized select intermediaries to receive orders on behalf of the Funds. These intermediaries may be authorized to designate other intermediaries to receive orders on a Fund’s behalf. Each Fund is deemed to have received an order when the Transfer Agent, the Distributor, an intermediary, or if applicable, an intermediary’s authorized designee, receives the order in good order. Investors who invest in a Fund through an intermediary should contact their intermediary regarding purchase procedures. Investors may be charged a fee if they effect transactions through an intermediary.

Investors may purchase shares directly from the Transfer Agent by calling (855) 609-3680.

Investors will be required to provide certain demographic information, including date of birth, gender and social security number or taxpayer identification number, to enable a Fund to price the shares as described below and to enable the Adviser to monitor for shares that may be redeemed immediately prior to its Reorganization or on a quarterly basis thereafter if a shareholder has died. The Fund will redeem the shares of those investors who fail to provide such information, and whose custodians have not provided such information on their behalf, prior to the Reorganization.

All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares. Purchase through a financial intermediary does not affect these eligibility requirements or those set out above in “Investing in the Funds.”

A purchase of a Fund’s shares will be made at the NAV per share next determined following receipt of a purchase order in good order by a Fund, the Transfer Agent, the Distributor, an intermediary or an intermediary’s authorized designee if received at a time when a Fund is open to new investments. A purchase, exchange or redemption order is in “good order” when a Fund, the Transfer Agent, the Distributor, an intermediary or, if applicable, an intermediary’s authorized designee, receives all required information, including properly completed and signed documents, and the purchase order is approved by the Adviser. Once a Fund (or one of its authorized agents, described above) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. A Fund reserves the right to cancel any purchase or exchange order it receives if the Fund believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory and other fees under their own arrangements with such organizations.

Shares of the Funds generally may be sold only to U.S. citizens or U.S. residents. The Funds reserve the right to refuse any request to purchase shares.

The initial purchase price per share for each Open-End LifeX Income Fund will be equal to the Adviser’s estimate of the actuarially fair price for one share of that Fund based on prospective investors’ age and gender. To calculate this price, the Adviser will use the actuarial estimates of mortality rates for the investor cohorts applicable to the Open-End LifeX Income Fund’s investors provided to the Adviser by New York Life Insurance and Annuity Corporation. These actuarial estimates will be used to estimate the cash flows that are necessary to enable one share of the Open-End LifeX Income Fund, and its Successor Fund, to satisfy its intended cash flow needs (including the planned monthly distributions) until the applicable Reorganization and through the Successor Fund’s Liquidation Date. The Adviser will include in these cash flows a small target final distribution to surviving shareholders of each Successor Fund on the applicable Successor Fund Liquidation Date. If the Adviser did not include any final distribution in the estimated cash flows, then any decrease in shareholder mortality would cause a Successor Fund to run out of assets early. Conversely, by including a final distribution, small decreases in shareholder mortality will instead cause the size of the final distribution to decrease. The Adviser will set a small target final distribution such that, based on statistical analysis and using the actuarial information provided by New York Life Insurance and Annuity Corporation, a Successor Fund will not run out of assets prior to its Successor Fund Liquidation Date with at least 95% likelihood. Once the Adviser has estimated all the cash flows during the life of the LifeX Income Funds, the Adviser will set each

13

initial purchase price to be the price per share that will allow the respective LifeX Income Fund, based on prevailing interest rates in the initial offering period, to invest in assets in accordance with their investment strategies that would be expected to produce the cash flows the LifeX Income Funds need to meet their obligations with respect to one share.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent or authorized intermediary will verify certain information upon account opening as part of Stone Ridge Trust’s Anti-Money Laundering Program. You will be asked to supply certain required information, such as your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box may not be accepted.

If the identity of a customer cannot be verified, the account will be rejected or the customer will not be allowed to perform a transaction on the account until the customer’s identity is verified. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

In addition, the Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

14

HOW TO REDEEM SHARES

Investors who invest in a Fund through an intermediary should contact their intermediary regarding redemption procedures. A Fund is deemed to have received a redemption order when the Transfer Agent, the Distributor, an authorized intermediary, or if applicable, an intermediary’s authorized designee, receives the redemption order in good order. Investors who hold shares directly with the Transfer Agent may redeem shares by writing to Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or by calling (855) 609-3680. Once notification has occurred, the investor will be directed to the Transfer Agent to complete the sale transaction. A redemption of a Fund’s shares will be made at the NAV per share next determined following receipt of a written redemption order in good order by the Fund, the Transfer Agent, the Distributor, an intermediary or an intermediary’s authorized designee.

The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Shares” above. Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. A Fund may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell shares or accurately determine the value of assets, or if the Commission orders the Fund to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 7 days or more. A Fund intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. Although a Fund generally intends to pay cash for all shares redeemed using cash held by the Fund or generated by the Fund through selling cash equivalents, selling investments, or using overdraft provisions or lines of credit, the Fund reserves the right, under certain circumstances (such as stressed market conditions), to make a redemption payment, in whole or in part, in portfolio securities that have a market value at the time of redemption equal to the redemption price. In cases where the Fund uses assets other than cash for redemption payments, the value of the non-cash assets is determined as of the redemption date; consequently, as a result of changes in market prices, the value of those assets when received by the redeeming shareholder may be lower or higher than their value as of the redemption date. Investors may incur brokerage charges or other transaction costs selling securities that were received in payment of redemptions.

If you hold your shares directly through the Transfer Agent, you can arrange for cash proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by a Fund prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a signature guarantee to a Fund, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, or contact your financial intermediary.

Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program, but not from a notary public.

The Funds and/or the Transfer Agent or your financial intermediary reserve the right to require a signature guarantee in other instances based on the circumstances.

15

Dividend Reinvestment

Dividends and capital gains distributions are treated in accordance with the instructions on your account opening form, and either are automatically reinvested, without sales charges, into additional shares of the applicable Fund or are distributed to you in cash. Your taxable income is the same regardless of which option you choose. As long as you hold Fund shares, you may change your election by notifying the Transfer Agent or your financial intermediary, as applicable.

For further information about dividend reinvestment, contact the Transfer Agent by telephone at (855) 609-3680 or contact your financial intermediary.

Distributions and Federal Income Tax Matters

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any.

This section summarizes some of the important U.S. federal income tax consequences of investing in the Funds. This discussion does not address all aspects of taxation that may apply to shareholders, such as the estate tax, or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Code. Investors should consult their tax advisers for information concerning the possible application of federal, state, local or non-U.S. tax laws to them. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund intends to elect to be treated as and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for such treatment, the Funds must meet certain income, asset diversification and distribution requirements.

Failure of a Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on investment for shareholders. The Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long investors owned their shares. Distributions of net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that a Fund held or is treated as having held for one year or less will be taxable as ordinary income.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and to the extent it exceeds such tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

A dividend will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Early each year, investors will receive a statement showing the tax status of their dividends and distributions for the prior year.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which

16

will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

If you elect to reinvest distributions as described above in “How to Redeem Shares – Dividend Reinvestment”, your distributions will be reinvested in additional shares of the Fund at the NAV calculated as of the payment date. The Fund will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of the Fund will be reduced by the amount of the payment. If you are a shareholder subject to federal income tax, you will be subject to tax on Fund distributions in the manner described herein whether such distributions are paid in cash or reinvested in additional shares of the Fund.

Any gain or loss resulting from the redemption or exchange of your shares generally will be treated as capital gain or loss for federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares. Investments through tax-qualified retirement plans and other tax-advantaged accounts are generally not subject to current federal income tax.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including a Fund’s ordinary income dividends and Capital Gain Dividends). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in a Fund.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and Internal Revenue Service (“IRS”) guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA 30% of ordinary dividends a Fund pays to that shareholder. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends the Fund pays will not be subject to FATCA withholding. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

The states generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state taxable income distributions made to the shareholder by the Fund that are attributable to interest the Fund directly or indirectly earned on such investments. Investors should consult their tax advisers regarding the applicability of any such exemption to their situation.

Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes and, accordingly, no gain or loss is expected to be recognized by a Fund or its shareholders as a direct result of its Reorganization. However, the qualification as a tax-free reorganization for U.S. federal income tax purposes and the precise tax treatment of a Fund and its shareholders will depend on the facts at the time. The Funds intend to provide more information about the U.S. federal income tax treatment of the Reorganization in the future, at or around the time the shareholders are notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization. Assuming a Reorganization is treated as a tax-free reorganization for U.S. federal income tax purposes, the tax basis and holding period of a shareholder’s Fund shares would generally carry over to the applicable Successor Fund shares the shareholder receives in the Reorganization. At any time prior to the consummation of a Reorganization, a shareholder may redeem shares of the Fund, likely resulting in ordinary income and/or capital gains, unless you are exempt from taxation or investing

17

through a tax advantaged arrangement, such as an IRA. Notwithstanding the above, the precise U.S. federal income tax treatment will depend on the U.S. federal income tax law in effect at the time of the Reorganization.

The discussion above is very general. Investors should consult their tax advisers about the effect that an investment in a Fund could have on their tax situation, including possible foreign, federal, state or local tax consequences, or about any other tax questions they may have.

Frequent Purchases and Sales of Fund Shares

The Funds are currently intended for long-term investment purposes. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. The Funds will not knowingly permit shareholders to market time or excessively trade the Funds to the detriment of the long-term shareholders.

The Funds have adopted procedures that are reasonably designed to detect and prevent frequent trading activity that could be harmful to a Fund (the “Procedures”), which include (1) fair valuation of non-U.S. securities, where appropriate and (2) periodic surveillance of shareholder trading activity and inquiry as to the nature of the trading activity when appropriate.

With respect to the periodic surveillance of shareholder trading activity, the Adviser monitors trading in a Fund’s shares in an effort to identify trading patterns that appear to indicate market timing or abusive trading practices, to the extent reasonably practicable. In making such a judgement, the Adviser may consider the size of the trades, the frequency and pattern of trades and other factors considered relevant.

If the Adviser determines that the trading history of an account appears to indicate market timing or abusive trading practices, a Fund will provide notice to the shareholder or the applicable financial intermediary to cease such trading activities and, when appropriate, restrict or prohibit further purchases or redemptions of shares for the account. If the trading history of an omnibus account appears to indicate the possibility of market timing or abusive trading practices, the Adviser may request underlying shareholder information from the financial intermediary associated with the omnibus account pursuant to Rule 22c-2 under the 1940 Act in order to make such a determination.

Some financial intermediaries through which shares of a Fund are distributed submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, the Adviser’s ability to detect and prevent frequent trading is limited. In determining the frequency with which the Adviser will seek shareholder transaction information from a financial intermediary, the Adviser will consider (1) whether or not a Fund imposes a redemption fee, (2) a Fund’s trading history (e.g., a history of abnormally large inflows or outflows that may indicate the existence of frequent trading), (3) the risks that frequent trading poses to a Fund and its shareholders in light of the nature of the Fund’s investment program, including its typical cash positions and whether its valuation policies mitigate the risks associated with abusive trading practices, (4) the risks to a Fund and its shareholders in light of the size of the transactions relative to the amount of the Fund’s assets or the volume of the Fund’s subscriptions and redemptions through a financial intermediary and (5) such other factors as are deemed relevant or appropriate under the circumstances.

Although the Procedures are designed to deter frequent trading, none of these measures alone, nor taken together, eliminates the possibility that frequent trading will occur in a Fund, particularly with respect to trades placed by shareholders who invest in the Fund through omnibus accounts maintained by financial intermediaries. It is understood that it may not be possible to identify and monitor all accounts controlled by a potential frequent trader.

Restrictions on Transfer

Shares are not permitted to be transferred to any person or entity other than to the same individual who originally subscribed for the shares (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary). For purposes of this prospectus and the operations of a Fund, including determining whether shares are subject to cancellation, the holder of any share of the Fund will be the natural person who subscribed for that share of the Fund when the share was originally purchased.

18

INTERMEDIARY AND SERVICING ARRANGEMENTS

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and a Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries is for distribution activities.

19

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced investment operations and their shares have not previously been offered. Therefore, the Funds do not have any financial history. Additional information about a Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

20

APPENDIX A

Investor Cohort and Estimated Initial Purchase Prices

LifeX Income Fund	Investor Cohort Year of Birth and Gender	Initial Purchase Price
LifeX Income Fund 1948M	1948, Male	$[ ]
LifeX Income Fund 1948F	1948, Female	$[ ]
LifeX Income Fund 1949M	1949, Male	$[ ]
LifeX Income Fund 1949F	1949, Female	$[ ]
LifeX Income Fund 1950M	1950, Male	$[ ]
LifeX Income Fund 1950F	1950, Female	$[ ]
LifeX Income Fund 1951M	1951, Male	$[ ]
LifeX Income Fund 1951F	1951, Female	$[ ]
LifeX Income Fund 1952M	1952, Male	$[ ]
LifeX Income Fund 1952F	1952, Female	$[ ]
LifeX Income Fund 1953M	1953, Male	$[ ]
LifeX Income Fund 1953F	1953, Female	$[ ]
LifeX Income Fund 1954M	1954, Male	$[ ]
LifeX Income Fund 1954F	1954, Female	$[ ]
LifeX Income Fund 1955M	1955, Male	$[ ]
LifeX Income Fund 1955F	1955, Female	$[ ]
LifeX Income Fund 1956M	1956, Male	$[ ]
LifeX Income Fund 1956F	1956, Female	$[ ]
LifeX Income Fund 1957M	1957, Male	$[ ]
LifeX Income Fund 1957F	1957, Female	$[ ]
LifeX Income Fund 1958M	1958, Male	$[ ]
LifeX Income Fund 1958F	1958, Female	$[ ]
LifeX Income Fund 1959M	1959, Male	$[ ]
LifeX Income Fund 1959F	1959, Female	$[ ]
LifeX Income Fund 1960M	1960, Male	$[ ]
LifeX Income Fund 1960F	1960, Female	$[ ]
LifeX Income Fund 1961M	1961, Male	$[ ]
LifeX Income Fund 1961F	1961, Female	$[ ]
LifeX Income Fund 1962M	1962, Male	$[ ]
LifeX Income Fund 1962F	1962, Female	$[ ]
LifeX Income Fund 1963M	1963, Male	$[ ]
LifeX Income Fund 1963F	1963, Female	$[ ]

21

STONE RIDGE’S PRIVACY NOTICE

Stone Ridge’s Commitment to Its Customers1

Stone Ridge recognizes and respects the privacy expectation of each of its customers. Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities. Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

●	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income, and accounts at other institutions;

●	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and

●	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

●

In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals, or groups that are not affiliated with Stone Ridge. For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

●

In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with a Stone Ridge affiliated company.

●

In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for or on behalf of Stone Ridge. Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties. In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

●

Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is otherwise authorized by law to do so. This includes disclosing information about customers to governmental agency, regulatory authority, or self-regulatory organization having jurisdiction over Stone Ridge as needed to comply with law, comply with a properly authorized regulatory investigation or subpoena, as well as to third parties as needed in the event that Stone Ridge sells all or part of its business or makes a sale or transfer of assets or is otherwise involved in a merger, restructuring, or business transfer.

How Stone Ridge Safeguards Its Customers’ Personal Information

Stone Ridge restricts access to information about customers to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of its customers’ non-public personal information.

1 For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge-affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

22

Updates to This Privacy Notice

Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

23

USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of sixty-six series. The series are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders provide additional information about a Fund’s investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined prospectus.

How to Obtain Additional Information.

●

You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about a Fund by contacting the Transfer Agent at (855) 609-3680, writing the Fund at Stone Ridge Trust, c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202, visiting the Fund’s website at www.stoneridgefunds.com or calling your financial intermediary.

●

You may review and copy information about a Fund, including reports and other information about the Fund, on the EDGAR Database on the Commission’s website at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the Fund’s file number.

If someone makes a statement about the Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the Distributor are offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust

c/o U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

You may contact us by telephone at (855) 609-3680.

You can also visit our website at:

www.stoneridgefunds.com

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

Investment Adviser

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Investment Company Act File Number: 811-22761

24

Subject to Completion Dated August 9, 2023

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

STATEMENT OF ADDITIONAL INFORMATION

STONE RIDGE TRUST

STONE RIDGE LIFEX INCOME OPEN-END FUNDS

Fund	Ticker Symbol
LifeX Income Fund 1948M	[ ]
LifeX Income Fund 1948F	[ ]
LifeX Income Fund 1949M	[ ]
LifeX Income Fund 1949F	[ ]
LifeX Income Fund 1950M	[ ]
LifeX Income Fund 1950F	[ ]
LifeX Income Fund 1951M	[ ]
LifeX Income Fund 1951F	[ ]
LifeX Income Fund 1952M	[ ]
LifeX Income Fund 1952F	[ ]
LifeX Income Fund 1953M	[ ]
LifeX Income Fund 1953F	[ ]
LifeX Income Fund 1954M	[ ]
LifeX Income Fund 1954F	[ ]
LifeX Income Fund 1955M	[ ]
LifeX Income Fund 1955F	[ ]
LifeX Income Fund 1956M	[ ]
LifeX Income Fund 1956F	[ ]
LifeX Income Fund 1957M	[ ]
LifeX Income Fund 1957F	[ ]
LifeX Income Fund 1958M	[ ]
LifeX Income Fund 1958F	[ ]
LifeX Income Fund 1959M	[ ]
LifeX Income Fund 1959F	[ ]
LifeX Income Fund 1960M	[ ]
LifeX Income Fund 1960F	[ ]
LifeX Income Fund 1961M	[ ]
LifeX Income Fund 1961F	[ ]
LifeX Income Fund 1962M	[ ]
LifeX Income Fund 1962F	[ ]
LifeX Income Fund 1963M	[ ]
LifeX Income Fund 1963F	[ ]

[•], 2023

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

(855) 609-3680

Stone Ridge Trust consists of sixty-six series, including each fund listed above (each, a “LifeX Income Open-End Fund” or a “Fund” and, collectively with their respective Successor Funds (as defined below), the “LifeX Income

Funds”). Additional Stone Ridge Trust funds are offered in separate prospectuses and statements of additional information.

Each Fund is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated [•], 2023, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, as well as material incorporated by reference into the Funds’ Registration Statement and other information regarding the Funds. The Funds have not yet commenced investment operations and their shares have not previously been offered. Therefore, the Funds do not have any financial statements. Financial statements will be available in the Funds’ annual and semi-annual reports when they are prepared. Copies of the Prospectus and/or the annual and semi-annual reports, when available, may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone number listed above, or by visiting www.stoneridgefunds.com or the EDGAR database on the Commission’s website (www.sec.gov).

STONE RIDGE TRUST

STONE RIDGE LIFEX INCOME FUNDS

ADDITIONAL INVESTMENT INFORMATION, RISKS AND RESTRICTIONS

Each Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as STRIPS (Separately Traded Registered Interest and Principal Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”) and money market funds that invest exclusively in U.S. Government Securities.

The Prospectus discusses the investment objective of each Fund, as well as the principal investment strategies it employs to achieve its objective and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices each Fund may employ and certain related risks of the Funds are described below. Each Fund is an investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.

Each Fund will offer its shares continuously to its respective Investor Cohort until December of the year in which its Investor Cohort turns 80, following which the Fund intends to reorganize with and into a corresponding closed-end investment company (its “Successor Fund,” and the “Reorganization”).

There is no assurance that each Fund’s investment objective will be achieved. Additionally, since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed by the Board of Trustees of the Trust (the “Board”) without a vote of shareholders.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus. References in this SAI to the Funds investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies.

Additional Investment Information and Risks

U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued), Treasury bonds (which have maturities of more than ten years when issued) and separately traded interest and principal component parts of such obligations, known as STRIPS. STRIPS are sold as zero-coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of the United States government may cause the value of each Fund’s direct or indirect investment in Treasury obligations to decline. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for each Fund and may result in higher taxes when Fund shares are held in a taxable account. Because the Funds have not commenced investment operations, they does not have a portfolio turnover rate. Based on each Fund’s anticipated portfolio of investments, each Fund does not anticipate having a materially high portfolio turnover rate.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short- term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

1

Additional Information Regarding Cleared U.S. Government Security Derivatives. Each Fund may enter into derivatives contracts with respect to any security or other instrument in which it is permitted to invest or with respect to any related security, instrument or index (“reference instruments” or “reference securities”). Each Fund may invest in futures, swaps or other derivative instruments on U.S. Government Securities. This universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

The derivatives contracts each Fund may enter into involve substantial risks, including those discussed in the Prospectus. Derivatives typically allow each Fund to seek to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund incurs costs in connection with opening and closing derivatives positions.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in each Fund, which magnifies the Fund’s exposure to the reference instrument and magnifies potential losses. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the Adviser’s failure to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument.

U.S. Government Securities Derivatives Tax Issues. The Funds’ investments in derivative instruments could affect the amount, timing and character of each Fund’s distributions; in some cases, the tax treatment of such investments may not be certain. The tax issues relating to these and other types of investments and transactions are described more fully under “Distributions and Federal Income Tax Matters” in the Prospectus.

Zero-Coupon Securities. The Funds can invest in zero-coupon securities. Zero-coupon U.S. government securities will typically be U.S. Treasury notes and U.S. Treasury bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

A Fund’s investment in zero-coupon securities may cause the Fund to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Fund to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

Investment Restrictions

Fundamental Investment Restrictions of the Funds. The following investment restrictions of each Fund (which are identical to the investment restrictions of its corresponding Successor Fund) are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Under these restrictions, each Fund:

2

(1) may issue senior securities to the extent permitted by applicable law;

(2) may borrow money to the extent permitted by applicable law;

(3) may not underwrite securities;

(4) may not purchase, sell or hold real estate;

(5) may not make loans;

(6) may not purchase and sell commodities, except that each Fund may purchase and sell futures contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest 25% or more of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Where applicable, the foregoing investment restrictions shall be interpreted based on the applicable rules, regulations and pronouncements of the U.S. Securities and Exchange Commission (the “Commission”) and its staff.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of each Fund, policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are designed to protect the confidentiality of the Funds’ portfolio holdings that are not publicly available (“Confidential Portfolio Holdings”) and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

The holdings of each Fund will be disclosed in quarterly filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the Funds’ fiscal year. In addition, each Fund may disclose to the general public its holdings information from time to time.

The Trust may disclose Confidential Portfolio Holdings to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in the Funds through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in the Fund through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”). This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Holdings, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Holdings be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Funds.

If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Holdings, the Adviser shall cease providing such information to such recipient.

If an employee of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Holdings between the interest of a Fund’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Fund, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”) of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted.

The Trust may also disclose Confidential Portfolio Holdings on a selective basis if the CCO (or an individual designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Holdings of each Fund may generally be made available more frequently and prior to its public availability (i) to the Adviser, a Fund’s administrator, custodian, principal underwriter and certain other service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, ratings and rankings agencies and other unaffiliated third parties or their affiliates that provide services and may require Confidential Portfolio Holdings to provide services to the Fund) (collectively, “Service Providers”); (ii) to an accounting firm, an auditing firm or outside legal counsel retained by the Service Providers, their affiliates, or the Fund; (iii) to certain

3

Fund affiliates; (iv) as required by law and (v) to any other party for a legitimate business purpose upon waiver or exception with the approval of the CCO.

The policies and procedures of the Funds provide that none of the Funds, their service providers, the Adviser, or any other party may receive compensation in connection with the disclosure of Confidential Portfolio Holdings.

The Adviser has primary responsibility for ensuring that each Fund’s Confidential Portfolio Holdings are disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Holdings.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of the Funds are managed under the oversight of the Trust’s Board of Trustees (the “Board,” and each of the trustees on the board, a “Trustee”) subject to the laws of the State of Delaware and the Trust’s Fourth Amended and Restated Agreement and Declaration of Trust, as may be further amended from time to time (the “Declaration of Trust”). The composition of the board of trustees responsible for overseeing each Successor Fund is currently the same as the composition of the Board. The Trustees are responsible for oversight of the practices and processes of the Funds and their service providers, rather than active management of each Fund, including in matters relating to risk management. The Trustees seek to understand the key risks facing the Funds, including those involving conflicts of interest; how Fund management identifies and monitors those risks on an ongoing basis; how Fund management develops and implements controls to mitigate those risks; and how Fund management tests the effectiveness of those controls. The Board cannot foresee, know or guard against all risks, nor are the Trustees guarantors against risk. The officers of each Fund conduct and supervise that Fund’s daily business operations. Trustees who are not deemed to be “interested persons” of a Fund as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of a Fund are referred to as “Interested Trustees.”

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts and holds regular quarterly meetings, including in-person, telephonic or videoconference meetings, and holds special in-person, telephonic or videoconference meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. At these meetings, officers of the Trust provide the Board (or one of its committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, audit results and insurance and fidelity bond coverage. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements and certain other plans and agreements and to consider such other matters as they deem appropriate.

The Board has established two standing committees — an Audit Committee and a Valuation Committee — to assist the Board in its oversight of risk as part of its broader oversight of the Funds’ affairs. The Committees, both of which are comprised solely of the Board’s Independent Trustees, are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board.

The Board does not have a lead Independent Trustee. The Board, taking into consideration its oversight responsibility of the Funds, including the Funds’ regular use of fair valuation and the Board’s extensive experience overseeing the development and implementation of fair valuation processes, believes that its leadership structure is appropriate. In addition, the Board’s use of Committees (each of which is chaired by an Independent Trustee with substantial industry experience) and the chair’s role as chief executive officer of the Adviser, serve to enhance the Board’s understanding of the operations of the Funds and the Adviser.

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.

4

Independent Trustees

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years

Jeffery Ekberg (1965)	Trustee	since 2012	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	81	None.

Daniel Charney (1970)	Trustee	since 2012	Co-President, Cowen and Company, Cowen Inc. (financial services firm) since 2012	81	None.

Interested Trustee

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years

Ross Stevens(4) (1969)	Trustee, Chairman	since 2012	Founder and Chief Executive Officer of Stone Ridge since 2012	81	None.

(1) Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

(2) Each Trustee serves until resignation or removal from the Board.

(3) The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, the trusts of which each Successor Fund is a series (the “LifeX Income Closed-End Trusts”) and other investment companies managed by the Adviser.

(4) Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Additional Information about the Trustees.

Jeffery Ekberg – Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board. The Board also benefits from his previous experience as a member of the board of other funds.

Daniel Charney – Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens – Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees. The Trust has an Audit Committee and a Valuation Committee. The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney. Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert. Mr. Charney is the Valuation Committee Chair.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and the Funds’ financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s Chief Compliance Officer (the “CCO”); (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of each Fund’s audits, its accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public

5

accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee met four times during the fiscal year ended December 31, 2022.

The Valuation Committee also operates pursuant to a written charter. The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows: (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of each Fund’s assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of each Fund’s assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met four times during the fiscal year ended December 31, 2022.

The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Valuation Committee has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by a Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee.

Trustee Ownership of the Funds. The following table shows the dollar range of equity securities owned by the Trustees in the Funds and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2022. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities that appears below is based on statements furnished to the Funds by their Trustees and executive officers.

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Independent Trustees
Jeffery Ekberg	None	Over $100,000
Daniel Charney	None	Over $100,000
Interested Trustee
Ross Stevens(3)	None	Over $100,000

(1) As of the date of this SAI, none of the Trustees owned shares of the Funds because the Funds had not yet begun investment operations.

(2) Family of Investment Companies includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, the LifeX Income Closed-End Trusts and other investment companies managed by the Adviser.

(3) Beneficial ownership through the Adviser’s or its affiliates’ direct Fund investments.

Other than as disclosed in the following table, none of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Funds, as of December 31, 2022.

6

Name of Director	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Daniel Charney	Self	New York Digital Investment Group LLC(1)	Class B2	$1,142,592	0.13%
Jeffery Ekberg	Self	New York Digital Investment Group LLC	Class B2	$571,296	0.06%

(1) New York Digital Investment Group LLC is under common control with the Adviser.

Compensation of Trustees. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge funds. The Trust does not pay retirement benefits to its Trustees and officers. Each Fund pays a portion of the compensation of the CCO. Other officers and Interested Trustees of the Trust are not compensated by the Funds. The following table sets forth compensation received by the Independent Trustees for the Funds’ fiscal year ended December 31, 2022:

Independent Trustees	Aggregate Compensation From the LifeX Income Funds(1)	Total Compensation From the Fund Complex(2) Paid to Trustee
Jeffery Ekberg	$[•]	$[•]
Daniel Charney	$[•]	$[•]

(1) As of the date of this SAI, the Independent Trustees have not yet received compensation from the Funds because the Funds had not yet commenced investment operations. For the Funds’ initial calendar year of operations, each of Messrs. Ekberg and Charney is expected to receive $[    ].

(2) Reflects actual direct compensation received during the twelve months ended December 31, 2022 from other series of the Fund Complex. The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, the LifeX Income Closed-End Trusts and other investment companies managed by the Adviser.

Officers of the Trust

Name (Year of Birth) and Address(1) (2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder and Chief Executive Officer of the Adviser, since 2012.
Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.
Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015.
Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.
Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.
Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.

7

Name (Year of Birth) and Address(1) (2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Stanley Weinberg (1989)	Assistant Treasurer	since April 2023	Member of Operations at the Adviser, since 2019; Senior Associate at M.Y. Safra Bank, 2014-2018

(1) Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

(2) Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.

(3) The term of office of each officer is indefinite.

Code of Ethics. The Trust and the Adviser have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. This code of ethics permits the personnel of these entities to make personal investments under some circumstances, including in assets or instruments that a Fund may purchase or hold.

The code of ethics is available on the EDGAR database of the Commission’s website at www.sec.gov. In addition, copies of the code of ethics may be obtained, after mailing the appropriate duplicating fee, by e-mail request to publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix A to this SAI is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with each Fund’s investment objective. Information on how each Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 is available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the Commission’s website at www.sec.gov. Given the Funds’ investment universe, the Adviser does not expect to frequently have the ability to vote proxies relating to portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by a Fund to own of record or beneficially 5% or more of any class of any Fund’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.

As of the date of this SAI, Stone Ridge or its affiliate owned of record and beneficially 100% of the outstanding shares of each Fund. However, it is anticipated that Stone Ridge or its affiliate will no longer be a control person once the Funds have had their initial share issuances to persons not affiliated with the Funds. The principal business address of Stone Ridge is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

As of the date of this SAI, the Trustees and officers of the Funds as a group owned, directly or indirectly, 100% of the outstanding shares of the Funds as a result of Ross Stevens’ beneficial ownership through the Adviser’s or its affiliates’ investments in the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC serves as each Fund’s Adviser under an Investment Management Agreement (the “Management Agreement”). The Adviser also acts as the investment adviser to the Successor Funds. The Adviser’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [June 30], 2023, Stone Ridge’s assets under management were approximately $[ ] billion. The Adviser is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

8

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for the Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Stone Ridge’s engagements with each Successor Fund are on substantially identical terms.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended [•].

The Management Agreement will have an initial term of two years from its effective date and will continue in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The Management Agreement may nevertheless be terminated at any time with respect to each Fund without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Because the Funds commenced investment operations on or after the date of this Statement of Additional Information, the Funds did not pay any advisory fees in the prior fiscal year.

Under the terms of the Management Agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the contract (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds and the Successor Funds. The Board of Advisors consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of each LifeX Income Fund. The following tables set forth certain additional information with respect to the Portfolio Managers. The information is as of June 30, 2023.

9

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nate Conrad	0	$0	0	$0	0	$0
Li Song	2	$929	0	$0	0	$0
Ross Stevens	4	$5,999	0	$0	0	$0
Yan Zhao	0	$0	0	$0	0	$0

(1)	Does not include the Funds or other investment companies managed by the Adviser that have not commenced operations.

The Portfolio Managers do not manage funds or accounts with performance-based fees.

Potential Conflicts of Interest

Each of the Portfolio Managers is also responsible for managing other accounts in addition to the LifeX Income Funds, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the LifeX Income Funds can present certain conflicts of interest, as described below.

From time to time, conflicts of interest arise between a Portfolio Manager’s management of the investments of the LifeX Income Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the LifeX Income Funds, or otherwise hold, purchase or sell securities or other assets or instruments that are eligible to be held, purchased or sold by the LifeX Income Funds, or may take positions that are opposite in direction from those taken by the LifeX Income Funds. In addition, investors in, or the owners of, certain accounts managed by the Adviser are also investors in the Adviser or its affiliates and/or have indicated an intention to invest additional assets in accounts managed by the Adviser and for which the Adviser will receive a management fee, performance allocation or incentive fee.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser, the Funds and each LifeX Income Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Investment Opportunities. Conflicts of interest arise as a result of the Adviser’s or its affiliates’ management of a number of accounts with similar or different investment strategies. When the Adviser or its affiliates purchase or sell securities or other assets or instruments for more than one account, the trades must be allocated in a manner consistent with their fiduciary duties. The Adviser and its affiliates attempt to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser and its affiliates have adopted policies and procedures that are intended to provide the Adviser and its affiliates with flexibility to allocate investments in a manner that is consistent with their fiduciary duties. There is no guarantee, however, that the policies and procedures adopted by the Adviser and its affiliates will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

10

An investment opportunity may be suitable for a Fund and other accounts, but may not be available in sufficient quantities for a Fund and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which a Fund will not participate in a transaction that is allocated among other accounts or a Fund may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities or other assets or instruments by a Fund and one or more of the other accounts simultaneously, the Adviser and its affiliates may aggregate the purchases and sales of the securities or other assets or instruments. The Adviser and its affiliates will not necessarily purchase or sell the same securities or other assets or instruments at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser or its affiliates, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser and its affiliates may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities or other assets or instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of a Fund or the Adviser and its affiliates could have a detrimental effect on the price or amount of the securities or other assets or instruments available to a Fund from time to time. Because the aforementioned considerations may differ between a Fund and other accounts, the investment activities of a Fund and other accounts may differ considerably from time to time. In addition, a Fund could be disadvantaged because of activities conducted by the Adviser or its affiliates for their other accounts, or by the Adviser or its affiliates for their own accounts, as a result of, among other things, the difficulty of liquidating an investment for more than one account where the market cannot absorb the sale of the combined positions.

As a result of regulations governing the ability of certain clients of the Adviser and its affiliates to invest side-by-side, it is possible that a Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser or its affiliates. These limitations may limit the scope of investment opportunities that would otherwise be available to a Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that a Fund may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser and its affiliates, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security or other asset or instrument. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or other asset or instrument or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them or on behalf of clients that are similar to or different from those taken by one or more client accounts.

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities or other assets or instruments at the same time or at the same prices.

Selection of Service Providers. The Adviser or its affiliates may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities or other transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide the Adviser or its affiliates with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, the Adviser or its affiliates have received and may receive loans or other services from service providers to clients.

11

Although such services are negotiated at arm’s length, they pose conflicts of interest to the Adviser or its affiliates in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including activities with third-party service providers, lenders and/or counterparties, the Adviser and its related parties engage in activities where the interests of the Adviser and its related parties or the interests of their clients conflict with the interests of the shareholders of the Funds. Certain employees of the Adviser, including certain Portfolio Managers, also have responsibilities relating to the business of one or more related parties. These employees are not restricted in the amount of time that may be allocated to the business activities of the Adviser’s related parties, and the allocation of such employees’ time between the Adviser and its related parties may change over time.

Variation in Compensation. A conflict of interest arises where the financial or other benefits available to the Adviser differ among the accounts that it manages. The structure of the Adviser’s management fee differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), which means the Adviser might be motivated to help certain accounts over others. In addition, a Portfolio Manager or the Adviser might be motivated to favor accounts in which such Portfolio Manager has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Adviser’s performance record or to derive other rewards, financial or otherwise, could influence the Adviser to lend preferential treatment to those accounts that could most significantly benefit the Adviser.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for the Funds.

Certain Potential Conflicts Relating to Expenses. The allocation of fees and expenses among the Funds and other funds or accounts advised by the Adviser will often require the Adviser to exercise its discretion to select an allocation method it determines to be appropriate in light of the particular facts and circumstances. The Adviser will be subject to conflicts of interest in making such determinations, and there can be no assurance that any allocations (i) will reflect an entity’s pro rata share of such expenses based on the amounts invested (or anticipated to be invested) and/or the market value of the investment held (or anticipated to be held) by each fund advised by the Adviser, or (ii) will be in proportion to the number of participating funds advised by the Adviser or the proportion of time spent on each such fund. Similarly, the determination of whether an expense (for instance, the fees and expenses of service providers who work on Fund-related matters) is appropriately borne by a Fund (or a specific class of shares) or the Adviser often cannot be resolved by reference to a pre-existing formula and will require the exercise of discretion, and the Adviser will be subject to conflicts of interest in making such determinations.

Portfolio Manager Compensation

Portfolio Managers receive a base salary and may also receive a bonus. Compensation of a Portfolio Manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of Portfolio Managers is not based upon the performance of client accounts that the Portfolio Managers manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

None of the Portfolio Managers will ever beneficially own any shares of the Funds because the shares of each Fund are only sold to members of each Fund’s Investor Cohort. None of the Portfolio Managers are members of any Fund’s Investor Cohort.

12

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Funds are offered on a continuous basis through ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Trust, on behalf of the Funds. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Funds but shall not be obligated to sell any certain number of shares. The Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

Other Service Providers

Administrator. The Trust has entered into an administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the administration agreement, the Administrator shall not be held liable except for a loss arising out of the Administrator’s refusal or failure to comply with the terms of the administration agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under the administration agreement. The principal business address of the Administrator is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administrator also serves as fund accountant to the Funds under a separate agreement with the Trust and is responsible for calculating each Fund’s total net asset value (“NAV”), total net income and NAV per share of each Fund on a daily basis. The Adviser compensates the Administrator for its services out of the Unified Management Fee.

Transfer Agent/Dividend Disbursing Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), is the transfer agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is 615 East Michigan Street, Milwaukee, Wisconsin 53202. The Adviser compensates the Transfer Agent for its services out of the Unified Management Fee.

Custodian. U.S. Bank NA (“the Custodian”), located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Funds’ custodian. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to portfolio securities of the Funds. The Custodian also maintains certain accounts and records of the Funds. The Adviser compensates the Custodian for its services out of the Unified Management Fee.

Independent Registered Public Accounting Firm. Ernst & Young LLP serves as independent registered public accountant to the Funds. Ernst & Young LLP provides audit services and assistance and consultation in connection with the review of Commission filings and certain tax compliance services. Ernst & Young LLP is located at 700 Nicollet Mall, Suite 500, Minneapolis, Minnesota 55402. The Adviser compensates Ernst & Young LLP for its services out of the Unified Management Fee.

Legal Counsel. Ropes & Gray LLP serves as counsel to the Funds, and is located at 800 Boylston Street, Boston, Massachusetts 02199. The Adviser compensates Ropes & Gray LLP for its services out of the Unified Management Fee.

TAX STATUS

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations and other applicable authority, as of the date of the preparation of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds and does not address all aspects of taxation that may apply to shareholders or to particular shareholders. In particular, because shares of the Funds generally are expected to be sold only to U.S. citizens or U.S. residents, the following discussion does not address all aspects of

13

taxation that may apply to other shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds

Each Fund currently intends to elect to be treated and to qualify and be treated each year as a regulated investment company under Subchapter M of the Code (a “RIC”). In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund generally must, among other things:

(a)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above);

(b)

diversify its holdings so that, at the end of each quarter of each Fund’s taxable year, (i) at least 50% of the value of a Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that a Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and

(c)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund generally will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income and net capital gain that is retained by each Fund will be subject to tax at the Fund level at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If each Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus

14

any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, each Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are received, except that a dividend declared and payable to shareholders of record in October, November or December and paid to shareholders the following January generally is deemed to have been paid by the Fund on the preceding December 31. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, each Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by each Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. The Internal Revenue Service (“IRS”) and the U.S. Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of a Fund’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by U.S. federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year. In general, the Funds do not expect a significant portion of their distributions to be attributable to capital gains from each Fund’s investment activities.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. Each Fund may make total distributions during a taxable year in an amount that exceeds each Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of each Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, each Fund may carry forward net capital losses from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Each Fund’s capital loss carryforwards are reduced to the extent they offset the Fund’s current-year net realized capital gains, whether the Fund retains or distributes such gains. Each Fund must apply such carryforwards first against gains of the same character. Each Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a shareholder elects to reinvest distributions, such distributions will be reinvested in additional shares of a Fund at the NAV calculated as of the payment date. Each Fund will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of each Fund will be reduced by the amount of the payment. If a shareholder is subject to U.S. federal income tax, he or she will be subject to such tax on Fund distributions in the manner described herein whether such distributions are paid in cash or reinvested in additional shares of the Fund.

15

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Funds.

Dividends and distributions on shares of the Funds are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the NAV of a Fund reflected either unrealized gains, or realized and undistributed income or gains, which were therefore included in the price the shareholder paid. Such realized income or gains may be required to be distributed regardless of whether a Fund’s NAV also reflects unrealized losses. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of the Funds will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than twelve months. Otherwise, the gain or loss generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

The redemption of shares after a shareholder’s death (for a shareholder that dies prior to the Reorganization) will not be considered a taxable disposition by the deceased shareholder. Instead, such a redemption will be treated as a taxable disposition of the shares by the person that received the shares from or through the deceased shareholder by reason of the shareholder’s death (the “Successor Shareholder”). The amount of gain or loss recognized on such a taxable disposition depends upon the difference between the redemption price and the tax basis of the shares. Upon the shareholder’s death, the basis of the shares in the Successor Shareholder’s hands will equal the shares’ fair market value (for U.S. federal income tax purposes) at the date of the deceased shareholder’s death. As a result, the Successor Shareholder might not recognize a loss even if (i) the amounts received by the Successor Shareholder upon the shares’ repurchase by a Fund together with (ii) total amount of distributions received by the deceased shareholder and the Successor Shareholder are collectively less than the purchase price the deceased shareholder paid for such shares.

If, after the shareholder’s death, a Successor Shareholder receives one or more distributions prior to the redemption by a Fund of such shares, such Successor Shareholder will generally be subject to U.S. federal income tax on the amount of the distributions. Further, any loss (if any) they realize on the redemption of such shares will be a capital loss without regard to whether the distribution was treated as capital gain or ordinary income.

Upon the sale, exchange or redemption of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold, exchanged or redeemed. See “Tax Basis Information” below for more information.

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations, including Separately Traded Registered Interest and Principal Securities, commonly known as “STRIPS,” with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of an inflation-indexed bond will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the

16

excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, each Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. Each Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund’s investments in zero-coupon debt obligations can cause the Fund to accrue interest income at a fixed rate based on the initial purchase price and length to maturity even though the securities do not pay interest in cash on a current basis. To qualify for treatment as a RIC for U.S. federal income tax purposes and to avoid U.S. federal income tax at the fund level, a Fund must distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. If, in addition to the zero-coupon debt obligations, a Fund holds any of the other securities described above, it may further accrue income in excess of the amount of cash interest the Fund actually receives. Thus, a Fund will be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from a Fund’s cash assets or by liquidation of its portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund would reduce the current taxable income from the bond by the amortized premium and reduce its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund would be permitted to deduct any remaining premium allocable to a prior period.

Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, will be governed by section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging transactions, may be subject to one or more special tax rules (e.g., mark-to-market, notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by each Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund and cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

17

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder (i) who fails to properly furnish the Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

Each Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period of Fund shares. Each Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average cost method. In the absence of an election, a shareholder’s cost basis will be determined under the default method selected by a Fund. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a cancellation of shares after the cancellation’s settlement date. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, the shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Reporting and Withholding Requirements

Each prospective investor is urged to consult its tax adviser regarding the applicability of Sections 1471-1474 of the Code, the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) and any other reporting requirements with respect to the prospective investor’s situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

State and Local Taxes

The states of the United States generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state taxable income distributions made to the shareholders by the Funds that are attributable to interest the Funds directly or indirectly earned on such investments. Shareholders should consult their tax advisers regarding the applicability of any such exemption to their situation and as to the state or local tax consequences of investing in the Funds.

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

18

Reorganization

Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes and, accordingly, no gain or loss is generally expected to be recognized by a Fund or its shareholders as a direct result of its Reorganization. However, the qualification as a tax-free reorganization for U.S. federal income tax purposes and the precise tax treatment of a Fund and its shareholders will depend on the facts at the time. Each Fund intends to provide more information about the U.S. federal income tax treatment of its Reorganization in the future, at or around the time the shareholders are notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization. Assuming a Reorganization is treated as a tax-free reorganization for U.S. federal income tax purposes, the tax basis and holding period of a shareholder’s Fund shares would generally carry over to the applicable Successor Fund shares the shareholder receives in the Reorganization. At any time prior to the consummation of a Reorganization of a Fund, a shareholder may redeem shares of the Fund, likely resulting in ordinary income and/or capital gains, unless a shareholder would be exempt from taxation or would be investing through a tax advantaged arrangement, such as a 401(k) plan or an individual retirement account. Notwithstanding the above, the precise U.S. federal income tax treatment will depend on the U.S. federal income tax law in effect at the time of the Reorganization.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objective. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities or other assets considered for investment by a Fund also may be appropriate for other accounts managed by the Adviser or its affiliates. Thus, a particular security or other asset may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. If a purchase or sale of securities or other assets consistent with the investment policies of a Fund and one or more of these other accounts is considered at or about the same time, transactions in such securities or other assets will generally be allocated among a Fund and other accounts in the manner described above under “Potential Conflicts of Interest—Allocation of Investment Opportunities” and “—Conflicts of Interest Among Strategies” above. When the Adviser or its affiliates determine that an investment opportunity is appropriate for a Fund and one or more other accounts, the Adviser or its affiliates will generally execute transactions for the Fund on an aggregated basis with the other accounts when the Adviser or its affiliates believe that to do so will allow it to obtain best execution and to negotiate more favorable transaction costs than might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is no stated commission in the case of U.S. Treasury obligations the Funds intend to hold, however the prices paid by the Funds will be negatively impacted by the bid-offer spread, market impact, and general dealer activity.

The Adviser places orders for the purchase and sale of portfolio securities or other assets and buys and sells such securities or other assets for the Funds through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting such purchases and sales, the Adviser seeks the most favorable price and execution of a Fund’s orders.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research and brokerage services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or its affiliates may receive research and brokerage services from broker-dealers with which the Adviser places a Fund’s portfolio transactions. These research and brokerage services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities or other assets or instruments, recommendations as to the purchase and sale of securities or other assets or instruments, and services related to the execution of securities or other transactions. The advisory fees paid by a Fund are not reduced because the Adviser or its affiliates receive such research and brokerage services even though the receipt of such research and brokerage services relieves the Adviser or its affiliates from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s transactions may be useful to the Adviser or its affiliates in providing services to the Adviser’s or its affiliates’ other clients, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser or its affiliates by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or its affiliates may be useful to the Adviser in managing a Fund, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser or its affiliates

19

in managing such other clients. To the extent the Adviser or its affiliates use such research and brokerage services, they will use them for the benefit of all clients, to the extent reasonably practicable. Currently, the Adviser does not direct portfolio transactions for the Funds to a particular broker-dealer because the broker-dealer provides soft dollar benefits to the Adviser.

As of the date of this SAI, the Funds have not yet paid brokerage commissions because the Funds had not yet commenced investment operations.

Regular Broker Dealers. Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of its most recent fiscal year and state the value of such holdings. As of the date of this SAI, the Funds did not hold any securities of their regular brokers or dealers or their parent companies because the Funds had not yet commenced investment operations.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. To the extent permissible by law, additional series may be added in the future.

The shares of the class offered by each Fund represent an equal proportionate interest in the net assets attributable to that Fund. Holders of each Fund’s shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. Different classes of the Funds, if any, may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

To the extent a Fund offers more than one share class, dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, if there are remaining assets, the liquidating Fund will liquidate and distribute all proceeds from the liquidation, if any, to its shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares) and have no preemptive or conversion rights or rights to cumulative voting. When issued, shares are fully paid and non-assessable.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of a Fund solely by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification by the Trust of Trustees and officers of the Trust; however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

20

PURCHASES AND REDEMPTION OF SHARES

Each Fund is only being offered to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations for the Fund, and the offering will continue until December 31 of the year in which the Fund’s Investor Cohort reaches age 80, following which it is expected that a Reorganization will occur as described under “About the Offering and Each Fund’s Expected Reorganization.” Investors will be required to provide certain demographic information, including date of birth, gender and social security number or taxpayer identification number, to enable a Fund to price the shares as described below and to enable the Adviser to monitor for shares that may be redeemed immediately prior to the applicable Reorganization due to a shareholder’s death and on a quarterly basis if a shareholder in the Successor Fund passes away. The Funds will redeem the shares of those investors who fail to provide such information.

The Funds reserve the right to reject any purchase order application that conflicts with the Funds’ internal policies or the policies of any regulatory authority. All checks must be in U.S. Dollars drawn on a domestic bank (i.e., a bank with a branch in the U.S.). The Funds will not accept payment in cash or money orders. The Funds do not accept postdated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

If you elect to receive distributions by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of that Fund.

Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the Transfer Agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the Transfer Agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also, for your protection, telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or sent via wire or ACH to the bank of record pre-established on the account.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not yet commenced investment operations and thus do not have audited financial statements. Financial statements will be available in each Fund’s annual and semi-annual reports when they are prepared.

21

APPENDIX A

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICY

Governing Standards

The Registered Funds have delegated to the Adviser the responsibility for voting Registered Fund securities. Private Funds or Managed Account Clients may delegate such responsibility to the Adviser.1 As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. The Adviser has adopted this policy as required under Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The policy, which has been designed to ensure that the Adviser votes proxies in the best interest of its Clients and provides Clients with information about how their proxies are voted, contains procedures to mitigate material conflicts of interests between Clients and the Adviser and its affiliated persons when voting proxies.

For the avoidance of doubt, the policy applies to shareholder votes and consents that the Adviser has authority to exercise on behalf of a Client, including votes and consents for private entities that do not involve proxies. All references to votes by proxy in this policy shall be interpreted to include both votes by proxy and votes and consents that do not involve proxies.

Procedures

The policy applies to those Client accounts that contain voting securities and for which the Adviser has been delegated the authority to vote client proxies. When voting proxies for Client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interest of all Clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or the “Proxy Voting Service”), to assist it in researching, recordkeeping and voting of proxies.

With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to the Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to an applicable set of guidelines, the ISS’ Proxy Voting Summary Guidelines (“ISS Guidelines”). The ISS Guidelines are intended to provide a general overview by highlighting the key policies that ISS applies to companies listed in the applicable geographic region. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors. The ISS Guidelines have been approved by the Adviser and, although the Adviser intends to vote consistently with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, the Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, as in the case of votes involving private issuers, the Adviser may determine to vote on the proposals directly and will do so in a manner consistent with the principles set forth in this policy.

In certain circumstances, the Proxy Voting Service may use an electronic vote management system to automatically submit the votes to be counted or to populate votes shown on the Proxy Voting Service’s electronic voting platform with its recommendations based on the Adviser’s voting instructions to the Proxy Voting Service. The Proxy Voting Service will provide the Adviser access to any additional soliciting materials filed by an issuer after the Proxy Voting Service has published its recommendations and pre-populated the votes in the electronic vote management system so that the Adviser may consider such information prior to voting a proxy.

The Adviser may determine not to vote a proxy or review additional soliciting materials if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual Client

[1]	The specific obligations that the Adviser bears depend upon the scope of voting authority assumed by the Adviser.

A-1

account or in the aggregate with all Client accounts; (2) the cost of voting the proxy or reviewing additional soliciting materials outweighs the possible benefit to the applicable Client account, including situations where a jurisdiction imposes share blocking restrictions that may affect the ability of the portfolio managers to effect trades in the related security; or (3) the Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy or review additional soliciting materials.

In addition, neither the Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that the Adviser is aware of a material vote on behalf of a Client with respect to securities on loan by the custodian, the Adviser will call back the loan to vote the proxy if the Adviser determines that the benefits to the Client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan, and if time permits.

The Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than Adviser personnel or the Proxy Voting Service.

Conflicts of Interest

For voting of securities, the Adviser believes that application of the ISS Guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest, as the ISS Guidelines are predetermined. As a general practice, the Adviser will vote in accordance with the voting recommendation provided by ISS. In the event that the Adviser wishes to vote against the independent voting recommendation, the Adviser requires CCO approval prior to a vote being cast.

Upon the identification or notice received by the CCO that there is a potential conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the potential conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the ISS Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material potential conflict of interest, the CCO has final decision-making authority regarding the Adviser’s course of action for the proxy. The CCO will seek to cause the proxy to be voted in a manner consistent with the Client’s best interests.

Review

The Adviser will supervise and periodically review its proxy voting activities and the implementation of this policy, including with respect to the Proxy Voting Service’s capabilities.

Registered Fund Disclosure Requirements

The Registered Funds will disclose in their SAIs and for closed-end funds, in item 7 of the Form N-CSR, a description of their policies and procedures used to determine how to vote proxies relating to portfolio securities, including the procedures used when a vote presents a conflict between the interests of Registered Fund shareholders, on the one hand, and those of the Registered Fund’s investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.

The Registered Funds are also required to include in their SAIs any policies and procedures of the Adviser or any other third party that the Registered Funds use, or that are used on the Registered Funds’ behalf, to determine how to vote proxies relating to portfolio securities.

Rule 30b1-4 under the 1940 Act requires mutual funds to file with the SEC an annual record of proxies voted by a fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain each Registered Fund’s proxy voting record for the most recent twelve-month period ending June 30.

The Registered Funds must also state in their disclosure documents (in their SAIs and shareholder reports) that information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Registered Fund’s website at a specified Internet address; or both; and (2) on the SEC’s website at http://www.sec.gov.

If a Registered Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, and the Registered Fund (or financial intermediary through which shares of the Registered Fund may be purchased or sold) receives a request for this information, the Registered Fund (or financial intermediary)

A-2

must send the information disclosed in the Registered Fund’s most recently filed report on Form N-PX within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

If a Registered Fund discloses that its proxy voting record is available on or through its website, the Registered Fund must make available free of charge the information disclosed in the Registered Fund’s most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the SEC. The information disclosed in the Fund’s most recently filed report on Form N-PX must remain available on or through the Registered Fund’s website for as long as the Registered Fund remains subject to the requirements of Rule 30b1-4 and discloses that the Registered Fund’s proxy voting record is available on or through its website.

It is the responsibility of Legal and Compliance to ensure that the Registered Funds satisfy the disclosure requirements.

A-3

Subject to Completion Dated August 9, 2023

The information in this prospectus is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

PROSPECTUS

[  ], 2023

STONE RIDGE ASSET MANAGEMENT LLC

STONE RIDGE LIFEX INFLATION-PROTECTED INCOME FUNDS

Fund	Ticker Symbol
LifeX Inflation-Protected Income Fund 1948F	[ ]
LifeX Inflation-Protected Income Fund 1948M	[ ]
LifeX Inflation-Protected Income Fund 1949F	[ ]
LifeX Inflation-Protected Income Fund 1949M	[ ]
LifeX Inflation-Protected Income Fund 1950F	[ ]
LifeX Inflation-Protected Income Fund 1950M	[ ]
LifeX Inflation-Protected Income Fund 1951F	[ ]
LifeX Inflation-Protected Income Fund 1951M	[ ]
LifeX Inflation-Protected Income Fund 1952F	[ ]
LifeX Inflation-Protected Income Fund 1952M	[ ]
LifeX Inflation-Protected Income Fund 1953F	[ ]
LifeX Inflation-Protected Income Fund 1953M	[ ]
LifeX Inflation-Protected Income Fund 1954F	[ ]
LifeX Inflation-Protected Income Fund 1954M	[ ]
LifeX Inflation-Protected Income Fund 1955F	[ ]
LifeX Inflation-Protected Income Fund 1955M	[ ]
LifeX Inflation-Protected Income Fund 1956F	[ ]
LifeX Inflation-Protected Income Fund 1956M	[ ]
LifeX Inflation-Protected Income Fund 1957F	[ ]
LifeX Inflation-Protected Income Fund 1957M	[ ]
LifeX Inflation-Protected Income Fund 1958F	[ ]
LifeX Inflation-Protected Income Fund 1958M	[ ]
LifeX Inflation-Protected Income Fund 1959F	[ ]
LifeX Inflation-Protected Income Fund 1959M	[ ]
LifeX Inflation-Protected Income Fund 1960F	[ ]
LifeX Inflation-Protected Income Fund 1960M	[ ]
LifeX Inflation-Protected Income Fund 1961F	[ ]
LifeX Inflation-Protected Income Fund 1961M	[ ]
LifeX Inflation-Protected Income Fund 1962F	[ ]
LifeX Inflation-Protected Income Fund 1962M	[ ]
LifeX Inflation-Protected Income Fund 1963F	[ ]
LifeX Inflation-Protected Income Fund 1963M	[ ]

Neither the Securities and Exchange Commission (the “Commission”) nor any state securities commission has approved or disapproved of these securities or determined this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Each fund listed above (each, an “Open-End LifeX Inflation-Protected Income Fund” or a “Fund”) is a series of Stone Ridge Trust (the “Trust”).

This prospectus contains important information about the Funds and services available to shareholders. Please save it for reference.

STONE RIDGE TRUST

FUND SUMMARIES

LifeX Inflation-Protected Income Fund 1948F

Investment Objective

The LifeX Inflation-Protected Income Fund 1948F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1948 and December 31, 1948 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1948F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1948M

Investment Objective

The LifeX Inflation-Protected Income Fund 1948M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1948 and December 31, 1948 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1948M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.
Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1949F

Investment Objective

The LifeX Inflation-Protected Income Fund 1949F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1949 and December 31, 1949 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1949F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1949M

Investment Objective

The LifeX Inflation-Protected Income Fund 1949M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1949 and December 31, 1949 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1949M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1950F

Investment Objective

The LifeX Inflation-Protected Income Fund 1950F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1950 and December 31, 1950 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1950F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1950M

Investment Objective

The LifeX Inflation-Protected Income Fund 1950M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1950 and December 31, 1950 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1950M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1951F

Investment Objective

The LifeX Inflation-Protected Income Fund 1951F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1951 and December 31, 1951 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1951F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1951M

Investment Objective

The LifeX Inflation-Protected Income Fund 1951M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1951 and December 31, 1951 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1951M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1952F

Investment Objective

The LifeX Inflation-Protected Income Fund 1952F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1952 and December 31, 1952 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1952F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1952M

Investment Objective

The LifeX Inflation-Protected Income Fund 1952M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1952 and December 31, 1952 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1952M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1953F

Investment Objective

The LifeX Inflation-Protected Income Fund 1953F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1953 and December 31, 1953 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1953F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1953M

Investment Objective

The LifeX Inflation-Protected Income Fund 1953M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1953 and December 31, 1953 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1953M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1954F

Investment Objective

The LifeX Inflation-Protected Income Fund 1954F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1954 and December 31, 1954 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1954F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1954M

Investment Objective

The LifeX Inflation-Protected Income Fund 1954M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1954 and December 31, 1954 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1954M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1955F

Investment Objective

The LifeX Inflation-Protected Income Fund 1955F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1955 and December 31, 1955 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1955F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1955M

Investment Objective

The LifeX Inflation-Protected Income Fund 1955M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1955 and December 31, 1955 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1955M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1956F

Investment Objective

The LifeX Inflation-Protected Income Fund 1956F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1956 and December 31, 1956 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1956F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1956M

Investment Objective

The LifeX Inflation-Protected Income Fund 1956M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1956 and December 31, 1956 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1956M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1957F

Investment Objective

The LifeX Inflation-Protected Income Fund 1957F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1957 and December 31, 1957 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1957F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1957M

Investment Objective

The LifeX Inflation-Protected Income Fund 1957M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1957 and December 31, 1957 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1957M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.
Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1958F

Investment Objective

The LifeX Inflation-Protected Income Fund 1958F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1958 and December 31, 1958 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1958F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1958M

Investment Objective

The LifeX Inflation-Protected Income Fund 1958M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1958 and December 31, 1958 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1958M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1959F

Investment Objective

The LifeX Inflation-Protected Income Fund 1959F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1959 and December 31, 1959 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1959F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1959M

Investment Objective

The LifeX Inflation-Protected Income Fund 1959M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1959 and December 31, 1959 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1959M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1960F

Investment Objective

The LifeX Inflation-Protected Income Fund 1960F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1960 and December 31, 1960 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1960F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1960M

Investment Objective

The LifeX Inflation-Protected Income Fund 1960M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1960 and December 31, 1960 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1960M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1961F

Investment Objective

The LifeX Inflation-Protected Income Fund 1961F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1961 and December 31, 1961 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1961F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1961M

Investment Objective

The LifeX Inflation-Protected Income Fund 1961M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1961 and December 31, 1961 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1961M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1962F

Investment Objective

The LifeX Inflation-Protected Income Fund 1962F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1962 and December 31, 1962 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1962F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1962M

Investment Objective

The LifeX Inflation-Protected Income Fund 1962M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1962 and December 31, 1962 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1962M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1963F

Investment Objective

The LifeX Inflation-Protected Income Fund 1963F’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are women born on or between January 1, 1963 and December 31, 1963 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Inflation-Protected Income Closed-End Fund 1963F, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

LifeX Inflation-Protected Income Fund 1963M

Investment Objective

The LifeX Inflation-Protected Income Fund 1963M’s (the “Fund”) investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until the Reorganization (as defined below).

The combined investment objective of the Fund and the Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

The Fund is only being offered to investors who are men born on or between January 1, 1963 and December 31, 1963 (the “Investor Cohort”).

There can be no assurance that the Fund will achieve its investment objective generally or with respect to any particular shareholder.

The Fund is not an annuity or other type of insurance contract; consequently:

●	Distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Fund is wrong in its assumptions or actuarial estimates or the Fund’s investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	Stone Ridge Asset Management LLC’s (“Stone Ridge” or the “Adviser”) investment techniques may fail to produce the desired results and cause the Fund to incur significant losses.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees(1)	[ %]
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ %]

(1)

Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of [      ]% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. The Management Fees relating to the Fund shown above are estimated for the Fund’s current fiscal year.

(2)

Other Expenses are based on estimated amounts for the Fund’s current fiscal year. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

You would pay the following expenses if you did not redeem your shares	$[ ]	$[ ]

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate. Based on the Fund’s anticipated portfolio of investments, the Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps. TIPS are income-generating instruments the principal payments of which are adjusted for inflation. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

The Offering. The Fund will offer its shares continuously to the Investor Cohort until December of the year in which members of the Investor Cohort will turn 80, following which the Fund intends to reorganize with and into LifeX Income Closed-End Fund 1963M, a corresponding closed-end investment company (the “Successor Fund,” and the “Reorganization”), as described below. The initial shares will be sold at the “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the net asset value (“NAV”) per share to the Investor Cohort.

Distributions. Together with the Successor Fund, the Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of the Investor Cohort will turn 100.

The Fund intends to make these distributions on or about the third (3rd) business day of each calendar month through the date of the Reorganization, and the Successor Fund intends to make the same level of distributions to shareholders from then until the Successor Fund Liquidation Date (as defined below).

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

Reorganization into the Successor Fund. The Reorganization is expected to occur in or around December of the year in which members of the Investor Cohort will turn 80. Shares of the Successor Fund will not be offered other than to shareholders of the Fund in connection with the Reorganization. Shares of the Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of the Reorganization, shares of the Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Reorganization. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the Investor Cohort will turn 100 (the “Successor Fund Liquidation

Date”). Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks— No Successor Fund Liquidity” below.

The Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. The Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

The Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. The Fund and the Successor Fund are managed by Stone Ridge and have substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that the Reorganization will be eligible to be consummated upon approval from the Board without approval from the Fund’s shareholders pursuant to applicable rules under the 1940 Act. Prior to the Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. The Fund is one of many series of Stone Ridge Trust (the “Trust”) with the same investment objective and strategies and which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Fund’s investment strategy.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously with the Fund is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each other Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms as the Fund.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

Aspects of the Fund and the other LifeX Inflation-Protected Income Funds described below are covered by intellectual property rights, including but not limited to those described in a patent application.

Principal Investment Risks

Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. In addition, investors should consider the Successor Fund’s risks and investment objective, which are summarized herein and described in the Successor Fund’s prospectus. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The following is a summary of certain risks of investing in the Fund. Before investing, please be sure to read the additional information under “Investment Objectives, Strategies and Risks — More Information Regarding the Risks of Investing” below.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for the Fund intended to give the Fund, and its Successor Fund, sufficient assets to fund their anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If the Fund runs out of assets for any reason, however, the Fund will liquidate early.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. The Fund is not an annuity or other type of insurance contract and the distributions provided by the Fund are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Fund will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Fund do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that the Fund will run out of assets to fund its intended distributions. If this were to occur, the Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of the Fund’s monthly distributions will generally increase in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each October. The Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of the Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of the Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of the Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, the Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and the Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of the Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities the Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

The Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, the Fund does not expect cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. The Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. The Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of the Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of the Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Fund, shareholders who are alive on the date of the Reorganization and subsequently hold shares of the Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Fund, including its investment objective and strategies (which are expected to be substantially similar to those of the Fund) will be provided to shareholders in advance of the Reorganization and is available in the Successor Fund’s prospectus.

Individual Mortality Risk. Shareholders of the Successor Fund who die before the Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of the Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If the Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to the Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Fund will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Date. Shares of the Successor Fund will be non-transferable and the only liquidity shareholders in the Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on the Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in the Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of the Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to reorganize into the Successor Fund, and the Successor Fund is designed to have distributed substantially all of its assets by the Successor Fund Liquidation Date. Although the Fund and the Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following the Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Fund intends to invest in futures, swaps or other derivative instruments on U.S. Government Securities (“U.S. Government Securities Derivatives”). The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

Reorganization Risk. In the event that the Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of the Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of the Reorganization, there remains an insufficient number of shareholders in the Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from the Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. The Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate the Fund and its performance. The Fund is designed for long-term investors and not as a trading vehicle.

Performance

The Fund has not yet commenced investment operations and its shares have not previously been offered. Therefore, the Fund does not have any financial history. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Adviser

Stone Ridge is the Fund’s investment adviser. Stone Ridge also acts as the investment adviser to each other LifeX Inflation-Protected Income Fund.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. See “Management and Organization” below. The Portfolio Managers serve in a similar capacity for each other LifeX Inflation-Protected Income Fund.

Actuarial Services

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, the Fund must estimate the amount and timing of its, and the Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of the Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Fund and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Purchase and Sale of Fund Shares

There is no minimum investment requirement for an investment in the shares. All share purchases are subject to approval of the Adviser.

The Fund is only being offered to the Investor Cohort. The Fund will offer its shares continuously to the Investor Cohort until the closing of the Reorganization. The initial shares will be sold at the “initial purchase price” for the Fund as set forth on Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Fund will offer its shares at the NAV per share to the Investor Cohort.

Fund shares may be redeemed on any business day, which is any day the New York Stock Exchange is open for business. Investors who invest in the Fund through an intermediary should contact their intermediary regarding redemption procedures. Investors who hold shares directly with the Fund’s transfer agent may redeem shares by writing to [ ], c/o [ ], [ ], or by calling [ ]. Additional information regarding restrictions on purchasing or exchanging shares is provided in the sections of the prospectus entitled “How to Buy Shares” and “How to Redeem Shares.”

Tax Information

A portion of the Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation or investing through a tax advantaged arrangement, such as an IRA. If you are investing through a tax-advantaged arrangement, you may be taxed upon withdrawals from that arrangement.

The Fund intends to make distributions for which a significant portion of each distribution is expected and intended to constitute a return of capital, which will reduce the amount of capital available for investment and reduce a shareholder’s tax basis in his or her shares. A return of capital is generally not taxable to the shareholder. However, following the point at which a shareholder’s tax basis in his or her shares has been reduced to zero, this portion of the Fund’s intended distributions is expected to constitute capital gains. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the federal income tax treatment of a return of capital.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary as described under “Intermediary and Servicing Arrangements” below. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Contact your financial intermediary for more information.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Set forth below is additional information about each Fund’s investment strategies and risks.

More Information Regarding Investment Strategies

Investment Objective

Each Fund’s investment objective is to achieve income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s investments until its Reorganization (as defined below).

The combined investment objective of a Fund and its Successor Fund (as defined below) is to achieve, during the lifetime of the Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Fund’s and the Successor Fund’s investments.

There can be no assurance that a Fund will achieve its investment objective generally or with respect to any particular shareholder. Each Fund is only being offered to investors who are members of the applicable Investor Cohort (as defined under the “Fund Summaries” for each Fund).

The Funds are not annuities or other types of insurance contracts; consequently:

●	Distributions provided by the Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

●

Therefore, if the Funds are wrong in their assumptions or actuarial estimates or the Funds’ investments lose money, then at any time, you may not receive monthly distributions as described below, and you may lose any or all of your investment that has not already been distributed to you.

●	The Adviser’s investment techniques may fail to produce the desired results and cause the Funds to incur significant losses.

Investment Strategies

Each Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities), or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps and money market funds that invest exclusively in U.S. Government Securities or repurchase agreements collateralized by such securities. Securities issued by the U.S. Treasury historically have not had credit-related defaults and are therefore generally considered to be credit risk-free.

TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments the principal payments of which are adjusted for inflation — a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index, and TIPS’ principal payments are adjusted according to changes in the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Each Fund will generally seek to invest in TIPS that will allow it to fund its inflation-linked monthly payments. As described below under “Risk that the Fund Will Run Out of Assets,” changes to interest rates or expected inflation could result in a Fund’s TIPS being insufficient to meet its cash flow needs. Therefore, in response to changes in interest rates or expected inflation, a Fund may seek to hedge its interest rate or inflation exposure by entering into derivative instruments linked to securities issued by the U.S. Treasury, such as futures or swaps. There can be no assurance that a Fund’s use of derivatives will successfully hedge the Fund’s exposure or that appropriate derivatives will be available to the Fund to effectively hedge its exposure and, under certain circumstances described below, the Fund’s use of derivatives may actually increase the likelihood that the Fund will run out of assets.

1

In the case of anticipated monthly distributions that are expected to occur beyond the maturity date of the currently longest-dated U.S. Treasury bond, a Fund may seek to invest in centrally-cleared futures and swaps on U.S. Government Securities and interest rates (which we refer to as “U.S. Government Securities Derivatives”) that will enable the Fund to pay those monthly distributions.

The Offering. Each Fund will offer its shares continuously to its respective Investor Cohort until December of the year in which members of its respective Investor Cohort will turn 80, following which the Fund intends to reorganize with and into a corresponding closed-end investment company (its “Successor Fund,” and the “Reorganization”), as described below. The initial shares of each Fund will be sold at the applicable “initial purchase price” for the Fund as set forth in Appendix A plus any applicable third-party sales charges. After the initial shares are sold, the Funds will offer their shares at the net asset value (“NAV”) per share to their respective Investor Cohorts.

Distributions. Together with its Successor Fund, each Fund intends to make a distribution each month equal to $0.0833 per outstanding share of the Fund multiplied by an inflation adjustment as specified below, which is intended to reflect the cumulative impact of inflation since the launch of the Fund. The annual total distribution per share shall not fall below $1.00 per share per year. The Fund intends to make distributions through the end of the year in which members of its Investor Cohort will turn 100.

The inflation adjustment will equal 1 for any month during calendar year 2024, and for any month in any calendar year following 2024, will equal the ratio of (A) the level of the Consumer Price Index for All Urban Consumers: All Items in U.S. City Average, Not Seasonally Adjusted, as published by the Federal Reserve Bank of St. Louis for October of the preceding calendar year divided by (B) the level of that same index published in October 2023, except that if this ratio is less than 1, the inflation adjustment will instead be equal to 1.

In the event that the reference inflation index for TIPS changes, the Adviser will use the successor reference index to calculate the inflation adjustment for the Fund’s distributions instead of the index specified above. In the event that the reference inflation index for TIPS is no longer publicly available, the Adviser will calculate the inflation adjustment by reference to a successor index believed to reasonably represent inflation for this purpose.

The Funds intend to make these distributions on or about the third (3rd) business day of each calendar month through the date of the applicable Reorganization, and each Successor Fund intends to make the same level of distributions to shareholders from then until its Successor Fund Liquidation Date (as defined below).

Because each Fund expects its monthly distributions to exceed its net investment income and net realized capital gains, each Fund expects a portion of each distribution to be a return of capital (or capital gains, depending on the shareholder’s tax basis in the shares). If, in and with respect to any taxable year, each Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of the shareholder’s tax basis in its shares, and to the extent it exceeds the tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the tax consequences of a Fund’s intended distributions.

Reorganization into the Successor Fund. Each Fund’s Reorganization is expected to occur in or around December of the year in which members of the Fund’s Investor Cohort will turn 80. Shares of a Successor Fund will not be offered other than to shareholders of the applicable Fund in connection with its Reorganization. Shares of a Fund originally held by shareholders who have died prior to the Reorganization and that have not been otherwise redeemed prior to the Reorganization will be redeemed by the Fund at the NAV per share immediately prior to the Reorganization. Each quarter following the closing of a Reorganization, shares of the applicable Successor Fund held by a Successor Fund shareholder who has died in the prior quarter will be cancelled for $0. Shareholders of a Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization. Shares of a Successor Fund will have no liquidity other than monthly distributions prior to the date of the Successor Fund’s liquidation in December of the year in which members of the applicable Investor Cohort will turn 100 (the “Successor Fund Liquidation Date”). Because the payment stream of each Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in the Reorganization. See “Successor Fund Risks — No Successor Fund Liquidity” below.

2

Each Successor Fund’s investment objective is to achieve, during the lifetime of the Successor Fund’s shareholders up to age 100, income and a high level of reliable monthly distributions linked to inflation while maintaining the safety of the principal amount of the Successor Fund’s investments. Each Successor Fund is designed to have distributed substantially all of its assets by its Successor Fund Liquidation Date. If there are remaining assets on the Successor Fund Liquidation Date, the Successor Fund will liquidate and distribute all proceeds from the liquidation to surviving shareholders on such date. If the Successor Fund has insufficient assets to make its monthly distributions before the Successor Fund Liquidation Date, however, the Successor Fund will liquidate early. A copy of the Successor Fund’s prospectus is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com.

Each Fund’s Reorganization will be contingent on approval by the Fund’s Board of Trustees (the “Board”) and a determination by the Board (including a majority of the Trustees who are not interested persons of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) that (i) the Reorganization is in the best interests of the Fund’s shareholders and (ii) the Fund’s shareholders will not be diluted as a result of the Reorganization. Each Fund and its corresponding Successor Fund is managed by Stone Ridge and has substantively identical investment objectives and strategies, portfolio managers, and advisory fees. Stone Ridge expects that each Reorganization will be eligible to be consummated upon approval from the Board without approval from shareholders of the applicable Fund pursuant to applicable rules under the 1940 Act. Prior to a Reorganization, shareholders will be notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization.

Actuarial Estimates. Each Fund is one of many series of Stone Ridge Trust (the “Trust”) which offers its shares to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations of such series (such series the “Open-End LifeX Inflation-Protected Income Funds” and, together with their respective Successor Funds, the “LifeX Inflation-Protected Income Funds”). Each other LifeX Inflation-Protected Income Fund will invest its assets pursuant to an investment strategy substantially similar to the Funds’ investment strategies.

As described in more detail below under “How to Buy Shares,” the Adviser will use actuarial estimates of mortality rates for each Open-End LifeX Inflation-Protected Income Fund’s investors provided by New York Life Insurance and Annuity Corporation to calculate the amount of assets such Open-End LifeX Inflation-Protected Income Fund and its corresponding Successor Fund would need in order to make their intended distributions with a high degree of likelihood. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund will be determined using the same methodology described below under “How to Buy Shares,” such that any difference in initial offering price between Open-End LifeX Inflation-Protected Income Funds will be a result of differences in the number of years each LifeX Inflation-Protected Income Fund plans to operate and the actuarial estimates of mortality rates for the investor cohorts applicable to those Open-End LifeX Inflation-Protected Income Funds.

The purpose of having different offering prices for the Open-End LifeX Inflation-Protected Income Funds is to establish a fair purchase price for all investors—younger investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than older investors, and so the offering price for younger investors is higher than for older investors. Similarly, female investors are actuarially more likely to receive the distributions provided by the LifeX Inflation-Protected Income Funds for a longer period than male investors of the same age, and so the offering price for female investors is higher than for male investors of the same age. The initial offering price for each Open-End LifeX Inflation-Protected Income Fund launching contemporaneously is set forth on Appendix A. Other than these differences in investor eligibility and offering prices, each Open-End LifeX Inflation-Protected Income Fund will be offered on substantially identical terms.

The LifeX Inflation-Protected Income Funds are not annuities or other types of insurance contracts and the distributions provided by the LifeX Inflation-Protected Income Funds are not guaranteed or otherwise backed by an insurance company or by any third party.

More Information Regarding the Risks of Investing

Investors should carefully consider the Funds’ risks and investment objectives, as an investment in a Fund may not be appropriate for all investors and is not designed to be a complete investment program. An investment in a Fund involves a high degree of risk. It is possible that investing in a Fund may result in a loss of some or all of the amount invested. Before making an investment decision, investors should (i) consider the suitability of this investment with respect to an investor’s investment objectives and individual situation and (ii) consider factors such

3

as an investor’s net worth, income, age and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

The Funds are subject to the principal risks described above in the “Fund Summaries” and the additional risks described below. As with any mutual fund, there is no guarantee that a Fund will achieve its investment objective. You could lose all or part of your investment in a Fund, and a Fund could underperform other investments.

Risk that the Fund Will Run Out of Assets. The Adviser will use, among other things, actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to set an initial purchase price for each Open-End LifeX Inflation-Protected Income Fund intended to give each Fund, and its Successor Fund, sufficient assets to fund its anticipated cash flows. These actuarial estimates will be based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be healthier and expected to live longer than the general population. If a Fund runs out of assets for any reason, however, the Fund will liquidate early.

Additionally, the actuarial estimates used by the Adviser in managing the LifeX Inflation-Protected Income Funds reflect New York Life Insurance and Annuity Corporation’s estimates of the mortality risk faced by individuals sharing the broad demographic characteristics of the investors in the Funds (for example, age and gender). These estimates are inherently subject to the risk that changes in factors impacting the mortality rates of this population could render the estimates materially inaccurate. For instance, if a breakthrough in medical science, and the affordable and sufficiently timely distribution to a large enough number of shareholders of that breakthrough, dramatically increases the life expectancy of investors in an Investor Cohort, a Successor Fund may run out of assets prior to its Successor Fund Liquidation Date.

Due to the novel nature of the LifeX Inflation-Protected Income Funds, it is possible that the actuarial estimates of mortality rates provided by New York Life Insurance and Annuity Corporation to the Adviser will not accurately predict the mortality rates of the shareholders in the LifeX Inflation-Protected Income Funds. To form accurate actuarial estimates for investors in a particular product, actuaries need to make assumptions about the types of individuals who will find a product attractive. For example, purchasers of life insurance may be viewed, as a group, as facing a higher mortality risk than the general public, because they are choosing to purchase a product that pays them if they die. Conversely, annuity purchasers may be viewed, as a group, as facing a lower mortality risk than the general public, because they are choosing to purchase a product that pays them if they continue to live. New York Life Insurance and Annuity Corporation will provide the Adviser actuarial estimates of mortality rates based on data for income annuities that the Adviser views as reasonably comparable to the LifeX Inflation-Protected Income Funds, based on the assumption that investors who view the LifeX Inflation-Protected Income Funds as an attractive investment will be similar in terms of health to investors who view such income annuities as attractive investments. However, because the LifeX Inflation-Protected Income Funds represent a novel investment product, the health of investors in the LifeX Inflation-Protected Income Funds may not be similar to purchasers of such annuities. If the health of investors in the LifeX Inflation-Protected Income Funds is even better than assumed and therefore investors in the LifeX Inflation-Protected Income Funds live materially longer than expected, a Successor Fund may run out of assets prior to the Successor Fund Liquidation Date.

In addition, please see “Consumer Price Index Risk”, “TIPS Risk”, “Interest Rate Risk” and “Derivatives Risk” below for a description of additional risks that may cause the Fund to run out of assets.

No Insurance Protections Risk. None of the Funds are annuities or other types of insurance contract and the distributions provided by the Funds are not guaranteed or otherwise backed by an insurance company or by any third party. Shareholders in the Funds will not benefit from the consumer protections provided by state insurance laws and regulations, including the protection afforded by state guaranty funds. Insurance products involve a promise to pay by an insurance company. The shares of the Funds do not involve any promise to pay by an insurance company or other third party. Shareholders face the risk that a Fund will run out of assets to fund its intended distributions. If this were to occur, a Fund is not obligated to make the planned distributions, and there is no insurance company or other third party to which investors can look to for the planned distributions. If a prospective shareholder is concerned about these risks but desires guaranteed lifetime income, he or she should consult with an appropriate financial adviser, who may suggest an alternative product (such as a lifetime income annuity).

Consumer Price Index Risk. The amount of a Fund’s monthly distributions will generally increase if in line with inflation in the U.S., as measured by changes in the consumer price index published by the Federal Reserve as of each

4

October increases. Each Fund intends to fund any increase in its monthly distribution amounts by investing in TIPS, which also increase in value in response to increases in the consumer price index. If the consumer price index remains flat or decreases over a period of time, the level of a Fund’s distributions will also remain flat or decrease accordingly. Furthermore, an investor’s living expenses may be impacted by inflation in a different amount than is measured by the consumer price index.

Treasury Inflation-Protected Securities (TIPS) Risk. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended to measure the rate of inflation. The cumulative principal adjustment cannot be negative. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate. The Fund is dependent on the existence and availability of TIPS to fund its inflation-linked monthly distributions. If the U.S. Treasury were to cease offering TIPS, the Fund may be unable to find suitable replacement investments that would allow the Fund to continue to make its inflation-linked monthly distributions. If the U.S. Treasury were to eliminate one or more of the maturities of TIPS it offers or were to reduce the frequency of new issues, the Fund may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match the Fund’s inflation-linked monthly distributions. If any of these situations were to occur, the Fund’s inflation-linked monthly distributions could cause the Fund to run out of assets. Additionally, the NAV of the fund will fluctuate based on changes in the market value of its TIPS investments.

Interest Rate Risk. The amount of a Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of a Fund’s distributions will decrease relative to other investment options that may be available at that time. Additionally, the NAV of a Fund will fluctuate based on changes in the market value of its TIPS investments, which will impact the value received by shareholders who redeem from the Fund.

In addition, a Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and each Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes each Fund to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities it needs to purchase more expensive or make the securities it needs to sell less valuable. These risks are heightened in the early years of a Fund, and decrease over time as additional TIPS are issued, enabling the Fund to more precisely hedge its inflation exposure. These risks are also heightened in the case of a change to interest rates or expected inflation that disproportionately impacts particular tenors of U.S. Treasury securities (what is sometimes referred to as a “non-parallel shift”) because such a change could make the U.S. Treasury securities a Fund needs to buy more expensive without simultaneously making the U.S. Treasury securities already held by the Fund more valuable, or could make the U.S. Treasury securities the Fund needs to sell less valuable without simultaneously making the U.S. Treasury securities the Fund needs to buy less expensive.

A Fund may seek to hedge its exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Fund will be successful in doing so or that appropriate derivatives will be available to the Fund to effectively hedge the Fund’s risk. In particular, no Fund expects cost-effective inflation-linked derivatives to be available to hedge the inflation risk faced by the Fund during the early years of the Fund’s existence. A Fund’s use of derivatives may, under certain circumstances, actually increase the risk that the Fund runs out of assets. A Fund may seek to establish derivatives positions that would generally be expected to offset the interest rate or inflation risk faced by the Fund. An important factor in determining the size of these derivatives positions will be the anticipated investor mortality. This means that if the actual rate of investor mortality is different than anticipated, the size of a Fund’s derivatives positions may be larger than necessary to offset the interest rate or inflation risk faced by the Fund. If this occurs, it is possible that a change in interest rates or inflation could cause the value of a Fund’s derivatives positions to decline by more than the corresponding increase in the value of the rest of the Fund’s portfolio, which could cause the Fund to run out of assets.

U.S. Government Securities Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States

5

of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Funds’ investments and increase the volatility of the Funds’ portfolios. There can be no assurance that U.S. Government Securities will retain their value.

Successor Fund Risks. In addition to the risks of the Funds, shareholders who are alive on the date of a Reorganization and subsequently hold shares of a Successor Fund will be subject to the risks of the Successor Fund, which include the applicable risks of the Fund and the additional risks summarized below. The risks of the Fund applicable to the Successor Fund include all risks other than Reorganization Risk and Insufficient Scale Risk. Additional information about the Successor Funds, including its investment objective and strategies (which are expected to be substantially similar to those of the Funds) will be provided to shareholders in advance of the Reorganization and is available in the Successor Funds’ prospectuses.

Individual Mortality Risk. Shareholders of a Successor Fund who die before its Successor Fund Liquidation Date will have their shares cancelled for $0 in the next quarterly repurchase following their death. Shareholders who die will not be entitled to any further distributions following the cancellation of their shares. No rights or value from the shares, other than the right to receive distributions until the shares are cancelled, will pass to the deceased shareholders’ spouses, executors, administrators, heirs, successors, assigns, creditors or any other beneficiaries of the decedents’ estates or other estate planning vehicles created by the decedents. There can be no assurance that the amount of distributions received by a shareholder prior to their death will represent an adequate return on that shareholder’s investment. Because the payment stream of a Successor Fund is tied to the life of the shareholder, people with serious or life-threatening health problems should not participate in a Reorganization.

Risk that the Successor Fund Will Run Out of Assets. If a Successor Fund has insufficient assets, for example, due to lower than anticipated mortality rates of shareholders, then the Successor Fund will liquidate prior to its Successor Fund Liquidation Date, and investors will not receive any distributions following the point in time at which the Successor Fund ran out of assets.

No Successor Fund Liquidity. Shares of the Successor Funds will have no liquidity other than monthly distributions prior to the Successor Fund Liquidation Dates. Shares of the Successor Funds will be non-transferable and the only liquidity shareholders in a Successor Fund can expect is from the planned distributions and upon distribution of the Successor Fund’s assets on its Successor Fund Liquidation Date. Shareholders will hold their Successor Fund shares until the earlier of the Successor Fund Liquidation Date or the quarter following their death and after such time, the shareholder’s shares will be cancelled for $0. An investment in a Successor Fund is suitable only for long-term investors who can bear the risks associated with the limited liquidity of the shares. Shareholders of a Fund will have the ability to redeem their shares on any business day at the NAV per share in advance of the Fund’s Reorganization.

Finite Existence Risk. Unlike a traditional investment company with a perpetual existence, the Funds are each designed to reorganize into a Successor Fund, and the Successor Funds are designed to have distributed substantially all of their assets by their respective Successor Fund Liquidation Dates. Although a Fund and its Successor Fund will each seek to achieve income and a high level of reliable monthly distributions linked to inflation during the life of the Fund or the Successor Fund, as applicable, following its Successor Fund Liquidation Date, there will be no further distributions made by the Successor Fund and shareholders may not be able to find a replacement investment that provides a similar level of distributions.

Cleared U.S. Government Securities Derivatives Risk. The Funds intend to invest in futures, swaps or other derivative instruments on U.S. Government Securities. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in U.S. Government Securities. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Using derivatives can increase losses and reduce opportunities for gains when interest rates or other economic factors, or the derivative instruments themselves, behave in a way not anticipated by the Funds, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Fund volatility.

In a centrally cleared derivatives transaction, a Fund’s counterparty is a clearing house, rather than a bank or broker, and the credit risk is generally less than for privately negotiated derivatives because a clearinghouse provides a guarantee of performance. However, it is not clear how an insolvency proceeding of a clearinghouse would be

6

conducted. A Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers for cleared derivatives.

Reorganization Risk. In the event that a Reorganization does not receive Board approval, the Reorganization will not be consummated. In that situation, the Board will consider such alternatives as it believes to be in the best interests of a Fund and its shareholders, including liquidation of the Fund.

Insufficient Scale Risk. If, prior to the date of a Reorganization, there remains an insufficient number of shareholders in a Fund, the Adviser may determine that the Fund lacks sufficient scale and that it is appropriate to liquidate the Fund early. Such a determination may be made, for example, if a significantly greater number of shareholders have died than expected or a significant number of shareholders have redeemed from a Fund such that the Successor Fund would have insufficient scale to operate as intended.

Limited Operating History Risk. Each Fund is a series of an open-end management investment company and has no history of operations, and thus has no meaningful operating or financial data on which investors may evaluate a Fund and its performance. The Funds are designed for long-term investors and not as trading vehicles.

Management and Operational Risk; Cyber-Security Risk. The Funds are subject to management risk because they rely on the Adviser’s ability to achieve its investment objective. The Funds run the risk that the Adviser’s management techniques will fail to produce desired results and cause the Funds to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser and may choose to hedge or not to hedge positions at disadvantageous times.

Any imperfections, errors or limitations in quantitative analyses, actuarial assumptions and models used by the Adviser (or New York Life Insurance and Annuity Corporation, in providing certain actuarial information to the Adviser (as detailed above)) as part of the investment process could affect the Funds’ performance. Neither the Adviser nor New York Life Insurance and Annuity Corporation, in respect of the information it provides to the Adviser, have provided or will provide any guarantee or assurance to the Funds that these quantitative analyses, actuarial assumptions or models will accurately reflect the Funds’ performance.

The Funds are also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

The Funds’, the Adviser’s, and the Funds’ other service providers’ use of internet, technology and information systems may expose the Funds to potential risks linked to cyber-security breaches of those technological or information systems. Cyber-security breaches could allow unauthorized parties to gain access to proprietary information, customer data or Fund assets, or cause the Funds or their service providers to suffer data corruption or lose operational functionality. With the increased use of technology, mobile device and cloud- based service offerings and the dependence on the internet and computer systems to perform necessary business functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber attacks and/or other technological malfunctions. In general, cyber attacks are deliberate, but unintentional events may have similar effects. Cyber attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, ransomware, releasing confidential information without authorization, and causing operational disruption. Successful cyber attacks against, or security breakdowns of, the Funds, the Adviser, or the Custodian, Transfer Agent (as defined below), or other third-party service provider may adversely affect the Funds or their shareholders. For instance, cyber attacks may interfere with the processing of shareholder transactions, interfere with quantitative models, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, result in theft of Fund assets, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While the Adviser has established business continuity plans and systems that it believes are reasonably designed to prevent cyber attacks, there are inherent limitations in such plans and systems including the

7

possibility that certain risks have not been, or cannot be, identified. Service providers may have limited indemnification obligations to the Adviser or the Funds, each of whom could be negatively impacted as a result.

Money Market Fund Risk. The Funds intend to invest in money market funds that invest in U.S. Government Securities. An investment in money market funds is subject to the risk that such money market funds’ income will decline because of falling interest rates. Because money market funds’ income is based on short-term interest rates, which can fluctuate significantly over short periods, income risk is expected to be high for such funds. A low or negative interest rate environment will adversely affect money market funds’ return. Low or negative interest rates, depending on their duration and severity, could prevent money market funds from, among other things, providing a positive yield and/or maintaining a stable share price of $1, which would adversely affect the Fund’s investments in money market funds. Money market funds that invest in U.S. Government Securities are also subject to the risks described above in “U.S. Government Securities Risk.”

Tax Risk. The Funds intend to elect to be treated as and to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for such treatment, a Fund must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter and distribute at least 90% of its investment company taxable income for each taxable year. If, in any year, a Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be treated as a “C Corporation” and, as such, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional Information. The holdings of a Fund are disclosed quarterly in filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year. The Funds’ fiscal years each end on [December 31]. You can find the Commission filings on the Commission’s website, www.sec.gov.

8

MANAGEMENT AND ORGANIZATION

Board of Trustees

The Board of Trustees of the Trust (the “Board”) oversees the conduct of the Funds’ affairs and the Adviser’s management of the Funds. The composition of the boards of trustees responsible for overseeing each LifeX Inflation-Protected Income Fund are currently the same as the composition of the Board.

The Adviser

Stone Ridge acts as each Funds’ investment manager under an Investment Management Agreement (the “Management Agreement”). Stone Ridge also acts as the investment adviser to the Successor Funds. Stone Ridge’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [June 30], 2023, Stone Ridge’s assets under management were approximately $[    ] billion. Stone Ridge is a Delaware limited liability company.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [        ]% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

Stone Ridge’s engagements with each LifeX Inflation-Protected Income Fund are on substantially identical terms.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended [•].

Pursuant to the Management Agreement, Stone Ridge agrees to manage the investment and reinvestment of each Fund’s assets, determine what investments will be purchased, held, sold or exchanged by a Fund and what portion, if any, of the assets of the Fund will be held uninvested and continuously review, supervise and administer the investment program of the Fund. In addition, under the terms of the Management Agreement, subject to the general supervision of the Board, Stone Ridge provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of a Fund under the Unified Management Fee, including Stone Ridge’s own operating and overhead expenses attributable to its duties under the Management Agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses).

In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for such Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds and other similar funds. The Board of Advisors currently consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

9

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao are the Portfolio Managers of the Funds. Each of the Portfolio Managers has been a Portfolio Manager of each Fund since inception. Each of the Portfolio Managers is also a portfolio manager of other investment companies, including mutual funds, and in particular each LifeX Inflation-Protected Income Fund.

Nate Conrad. Nate Conrad, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Song, Mr. Stevens and Ms. Zhao. Prior to joining Stone Ridge in 2016, Mr. Conrad worked at Goldman Sachs as a vice president in the Interest Rates Trading business. Mr. Conrad is the Head of LifeX at Stone Ridge, having formerly served as the Head of Markets at Stone Ridge and as the President of NYDIG. Mr. Conrad received his BSE in Computer Information Science from the University of Pennsylvania’s Engineering School.

Li Song. Li Song, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Stevens, and Ms. Zhao. Prior to joining Stone Ridge in 2018, Mr. Song worked at Goldman Sachs as a senior strategist in Emerging Markets foreign exchange, interest rate, options, and credit products. Mr. Song received his PhD, M.Phil., and MA in Statistics from Columbia University and his BS in Mathematics at the University of Science and Technology of China.

Ross Stevens. Ross Stevens, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Ms. Zhao. Mr. Stevens founded Stone Ridge in 2012. Mr. Stevens received his PhD in Finance and Statistics from the University of Chicago (Booth) and his BSE in Finance from the University of Pennsylvania (Wharton).

Yan Zhao. Yan Zhao, Portfolio Manager of the Funds, is responsible for the day-to-day management of the Funds and their investments jointly with Mr. Conrad, Mr. Song, and Mr. Stevens. Ms. Zhao is a co-founder of Stone Ridge. Ms. Zhao has held a variety of leadership roles at Stone Ridge, including Head of Reinsurance and President of NYDIG. Ms. Zhao holds an MBA from Harvard Business School and a BA in Economics from Harvard University.

Additional Information Regarding the Adviser and Portfolio Managers

The Statement of Additional Information provides additional information about the Adviser, including information about potential conflicts of interest that the Adviser may face in managing the Funds, and about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of securities in the Funds. The Statement of Additional Information is part of this prospectus and is available free of charge by calling (855) 609-3680 or at www.stoneridgefunds.com. The information (other than this prospectus, including the Statement of Additional Information) contained on, or that can be accessed through, www.stoneridgefunds.com is not part of this prospectus or the Statement of Additional Information.

Distributor, Administrator, Custodian and Transfer Agent

[ ], [ ], is the Fund’s distributor (the “Distributor”). [ ], doing business as [ ], [ ] is the Funds’ transfer agent (the “Transfer Agent”), administrator (the “Administrator”) and accounting agent. [ ] is the Funds’ custodian (the “Custodian”). The Adviser pays fees to the Distributor as compensation for the services it renders. The Adviser compensates the Transfer Agent and Custodian for their services out of the Unified Management Fee.

10

ACTUARIAL SERVICES

Stone Ridge has contracted with New York Life Insurance and Annuity Corporation, a market leader in the income annuities space that is wholly owned by New York Life Insurance Company, to provide information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds.

To achieve its investment objective, a Fund must estimate the amount and timing of its, and its Successor Fund’s, cash flow needs, so that it can set an initial purchase price that will give it sufficient assets to fund those cash flows and so that it can invest those assets in TIPS and other assets with maturities and other payments intended to support those cash flows. Estimating the amount, timing and interest rate exposure of a Fund’s and Successor Fund’s cash flow needs requires estimating the statistical likelihood of a shareholder remaining alive at each point in time.

Actuaries typically perform this analysis for other lifespan-linked income products based on the age and gender of investors, which is why each LifeX Inflation-Protected Income Fund is being offered solely to investors of a particular age and gender.

New York Life Insurance and Annuity Corporation will provide certain actuarial information for use in the Adviser’s management of the LifeX Inflation-Protected Income Funds. That actuarial information is the actuarial estimates of mortality rates necessary to calculate the initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund. New York Life Insurance and Annuity Corporation has agreed to provide the Adviser actuarial estimates using the same proprietary mortality data that is used in its income annuities business.

New York Life Insurance and Annuity Corporation has also agreed to make the operational procedures it uses in its business and its services available to the Adviser for the purpose of monitoring for shareholders that are ineligible to receive shares of the Successor Funds in connection with the Reorganizations (which shareholders’ shares are intended to be redeemed by the applicable Fund immediately prior to its Reorganization) and shares that may be cancelled by the Successor Funds. In exchange for these services, the Adviser has agreed to pay New York Life Insurance and Annuity Corporation a portion of the Adviser’s profits earned from managing the LifeX Inflation-Protected Income Funds.

SHAREHOLDER INFORMATION

How Fund Share Prices Are Calculated

The net asset value (“NAV”) per share of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments, cash and other assets, less any liabilities (including accrued expenses or dividends), by the total number of shares outstanding. A Fund’s shares will be valued as of a particular time (the “Valuation Time”) on each day that the New York Stock Exchange (“NYSE”) opens for business.1 The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). In unusual circumstances, the Valuation Time may be at a time other than 4:00 p.m. Eastern time, for example, in the event of an earlier, unscheduled close or halt of trading on the NYSE. The current NAV per share of a Fund may be obtained by contacting the Transfer Agent by telephone at (855) 609-3680.

In accordance with the regulations governing registered investment companies, a Fund’s transactions in portfolio securities and purchases and sales of shares (which bear upon the number of shares outstanding) are generally not reflected in the NAV determined for the business day on which the transactions are effected (the trade date), but rather on the following business day.

The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by the Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Board Valuation Committee and certain

1 The NYSE is generally open from Monday through Friday, 9:30 a.m. to 4:00 p.m., Eastern time. NYSE, NYSE Arca, NYSE Bonds and NYSE Arca Options markets will generally close on, and in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

11

reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of a Fund under the Valuation Procedures:

Non-prime money market funds, including government securities money market funds, and cash sweep programs are generally valued at amortized cost.

Other debt securities, including U.S. government debt securities, are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

The Funds generally expect that their investments in U.S. Government Securities will not require the use of fair valuation methodologies. In the event that market quotations are not readily available for a particular Fund asset (which may be the case with respect to the Funds’ investments in derivative instruments) or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Funds.

Fund Closings

The Funds may close at any time to new investments. During such closings, the reinvestment of dividends by existing shareholders will not be permitted. The Funds may re-open to new investment and subsequently close again to new investment at any time at the discretion of the Adviser. During any time the Funds are closed to new investments, Fund shareholders will continue to be able to redeem their shares, as described below.

12

INVESTING IN THE FUNDS

Eligibility to Buy Shares

Each Fund is only being offered to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations for the Fund, and the offering will continue until December 31 of the year in which members of the Fund’s Investor Cohort will turn 80, following which it is expected that a Reorganization will occur as described under “Investment Objective, Strategies and Risks — Reorganization into the Successor Fund.” The Investor Cohort is specified for each Fund in the “Fund Summaries.” Other than these differences in investor eligibility and offering prices, each Fund will be offered on substantially identical terms.

Investment Minimums

There is no minimum investment requirement for an investment in the shares.

Other Policies

No Certificates

The issuance of shares is recorded electronically on the books of a Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of the Fund you own. An investor can rely on these statements in lieu of certificates. A Fund does not issue certificates representing shares of the Fund.

Involuntary Redemptions

The Funds reserve the right to redeem an account if the value of the shares in a Fund is $1,000 or less for any reason, including market fluctuation. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to the minimum amount specified above before the redemption is processed. This redemption of Fund shares would be a taxable event for U.S. federal income tax purposes. See “How to Redeem Shares — Distributions and Federal Income Tax Matters” for a discussion of the U.S. federal income tax consequences of a redemption of Fund shares.

The Funds reserve the right under certain circumstances to redeem all or a portion of an account, without consent of or other action by the shareholder. A Fund may exercise this right, for example, if a shareholder invests in a share class for which the shareholder was not eligible at the time of investment or if a shareholder fails to provide certain demographic information as described below under “How to Buy Shares.”

Additionally, shares of the Funds originally held by shareholders who have died prior to the applicable Reorganization and that have not been otherwise redeemed prior to such Reorganization will be redeemed by such Fund at the NAV per share immediately prior to such Reorganization.

13

HOW TO BUY SHARES

How to Buy Shares

Each Fund has authorized the Transfer Agent and Distributor to receive orders on its behalf, and the Distributor has authorized select intermediaries to receive orders on behalf of the Funds. These intermediaries may be authorized to designate other intermediaries to receive orders on a Fund’s behalf. Each Fund is deemed to have received an order when the Transfer Agent, the Distributor, an intermediary, or if applicable, an intermediary’s authorized designee, receives the order in good order. Investors who invest in a Fund through an intermediary should contact their intermediary regarding purchase procedures. Investors may be charged a fee if they effect transactions through an intermediary.

Investors may purchase shares directly from the Transfer Agent by calling (855) 609-3680.

Investors will be required to provide certain demographic information, including date of birth, gender and social security number or taxpayer identification number, to enable a Fund to price the shares as described below and to enable the Adviser to monitor for shares that may be redeemed immediately prior to its Reorganization or on a quarterly basis thereafter if a shareholder has died. The Fund will redeem the shares of those investors who fail to provide such information, and whose custodians have not provided such information on their behalf, prior to the Reorganization.

All investments are subject to approval of the Adviser, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares. Purchase through a financial intermediary does not affect these eligibility requirements or those set out above in “Investing in the Funds.”

A purchase of a Fund’s shares will be made at the NAV per share next determined following receipt of a purchase order in good order by a Fund, the Transfer Agent, the Distributor, an intermediary or an intermediary’s authorized designee if received at a time when a Fund is open to new investments. A purchase, exchange or redemption order is in “good order” when a Fund, the Transfer Agent, the Distributor, an intermediary or, if applicable, an intermediary’s authorized designee, receives all required information, including properly completed and signed documents, and the purchase order is approved by the Adviser. Once a Fund (or one of its authorized agents, described above) accepts a purchase order, you may not cancel or revoke it; however, you may redeem the shares. A Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. A Fund reserves the right to cancel any purchase or exchange order it receives if the Fund believes that it is in the best interest of the Fund’s shareholders to do so.

Clients of investment advisory organizations may also be subject to investment advisory and other fees under their own arrangements with such organizations.

Shares of the Funds generally may be sold only to U.S. citizens or U.S. residents. The Funds reserve the right to refuse any request to purchase shares.

The initial purchase price per share for each Open-End LifeX Inflation-Protected Income Fund will be equal to the Adviser’s estimate of the actuarially fair price for one share of that Fund based on prospective investors’ age and gender. To calculate this price, the Adviser will use the actuarial estimates of mortality rates for the investor cohorts applicable to the Open-End LifeX Inflation-Protected Income Fund’s investors provided to the Adviser by New York Life Insurance and Annuity Corporation. These actuarial estimates will be used to estimate the cash flows that are necessary to enable one share of the Open-End LifeX Inflation-Protected Income Fund, and its Successor Fund, to satisfy its intended cash flow needs (including the planned monthly distributions) until the applicable Reorganization and through the Successor Fund’s Liquidation Date. The Adviser will include in these cash flows a small target final distribution to surviving shareholders of each Successor Fund on the applicable Successor Fund Liquidation Date. If the Adviser did not include any final distribution in the estimated cash flows, then any decrease in shareholder mortality would cause a Successor Fund to run out of assets early. Conversely, by including a final distribution, small decreases in shareholder mortality will instead cause the size of the final distribution to decrease. The Adviser will set a small target final distribution such that, based on statistical analysis and using the actuarial information provided by New York Life Insurance and Annuity Corporation, a Successor Fund will not run out of assets prior to its Successor Fund Liquidation Date with at least 95% likelihood. Once the Adviser has estimated all the cash flows during the life

14

of the LifeX Inflation-Protected Income Funds, the Adviser will set each initial purchase price to be the price per share that will allow the respective LifeX Inflation-Protected Income Fund, based on prevailing interest rates in the initial offering period, to invest in assets in accordance with their investment strategies that would be expected to produce the cash flows the LifeX Inflation-Protected Income Funds need to meet their obligations with respect to one share.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent or authorized intermediary will verify certain information upon account opening as part of Stone Ridge Trust’s Anti-Money Laundering Program. You will be asked to supply certain required information, such as your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box may not be accepted.

If the identity of a customer cannot be verified, the account will be rejected or the customer will not be allowed to perform a transaction on the account until the customer’s identity is verified. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

In addition, the Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

15

HOW TO REDEEM SHARES

Investors who invest in a Fund through an intermediary should contact their intermediary regarding redemption procedures. A Fund is deemed to have received a redemption order when the Transfer Agent, the Distributor, an authorized intermediary, or if applicable, an intermediary’s authorized designee, receives the redemption order in good order. Investors who hold shares directly with the Transfer Agent may redeem shares by writing to [ ], [ ], or by calling [ ]. Once notification has occurred, the investor will be directed to the Transfer Agent to complete the sale transaction. A redemption of a Fund’s shares will be made at the NAV per share next determined following receipt of a written redemption order in good order by the Fund, the Transfer Agent, the Distributor, an intermediary or an intermediary’s authorized designee.

The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. See “How to Buy Shares” above. Certificates for shares are not issued.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. A Fund may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell shares or accurately determine the value of assets, or if the Commission orders the Fund to suspend redemptions or delay payment of redemption proceeds.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 7 days or more. A Fund intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. Although a Fund generally intends to pay cash for all shares redeemed using cash held by the Fund or generated by the Fund through selling cash equivalents, selling investments, or using overdraft provisions or lines of credit, the Fund reserves the right, under certain circumstances (such as stressed market conditions), to make a redemption payment, in whole or in part, in portfolio securities that have a market value at the time of redemption equal to the redemption price. In cases where the Fund uses assets other than cash for redemption payments, the value of the non-cash assets is determined as of the redemption date; consequently, as a result of changes in market prices, the value of those assets when received by the redeeming shareholder may be lower or higher than their value as of the redemption date. Investors may incur brokerage charges or other transaction costs selling securities that were received in payment of redemptions.

If you hold your shares directly through the Transfer Agent, you can arrange for cash proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by a Fund prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next business day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Funds cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Funds reserve the right to terminate the wire redemption privilege. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a signature guarantee to a Fund, c/o [ ], [ ], or contact your financial intermediary.

Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program, but not from a notary public.

The Funds and/or the Transfer Agent or your financial intermediary reserve the right to require a signature guarantee in other instances based on the circumstances.

Dividend Reinvestment

Dividends and capital gains distributions are treated in accordance with the instructions on your account opening form, and either are automatically reinvested, without sales charges, into additional shares of the applicable Fund or are

16

distributed to you in cash. Your taxable income is the same regardless of which option you choose. As long as you hold Fund shares, you may change your election by notifying the Transfer Agent or your financial intermediary, as applicable.

For further information about dividend reinvestment, contact the Transfer Agent by telephone at [ ] or contact your financial intermediary.

Distributions and Federal Income Tax Matters

It is each Fund’s policy to make distributions at least annually of all or substantially all of its net investment income and net realized capital gains, if any.

This section summarizes some of the important U.S. federal income tax consequences of investing in the Funds. This discussion does not address all aspects of taxation that may apply to shareholders, such as the estate tax, or to specific types of shareholders such as tax-deferred retirement plans and persons who are not “U.S. persons” within the meaning of the Code. Investors should consult their tax advisers for information concerning the possible application of federal, state, local or non-U.S. tax laws to them. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Each Fund intends to elect to be treated as and to qualify each year to be treated as a RIC under Subchapter M of Chapter 1 of the Code. A RIC generally is not subject to federal income tax at the fund level on income and gains that are timely distributed to shareholders. To qualify for such treatment, the Funds must meet certain income, asset diversification and distribution requirements.

Failure of a Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on investment for shareholders. The Fund could in some cases cure such failure, including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets.

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income. The tax treatment of Fund distributions of capital gains is determined by how long the Fund owned (or is deemed to have owned) the investments that generated them, rather than how long investors owned their shares. Distributions of net capital gains (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which are taxed to individuals at reduced rates. Distributions of net gains from the sale or deemed disposition of investments that a Fund held or is treated as having held for one year or less will be taxable as ordinary income.

If, in and with respect to any taxable year, a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits, the excess distribution will be treated as return of capital to the extent of such shareholder’s tax basis in its shares, and to the extent it exceeds such tax basis, as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition, if any, by the shareholder of its shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

A dividend will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

Early each year, investors will receive a statement showing the tax status of their dividends and distributions for the prior year.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of the Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is

17

expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

If you elect to reinvest distributions as described above in “How to Redeem Shares – Dividend Reinvestment”, your distributions will be reinvested in additional shares of the Fund at the NAV calculated as of the payment date. The Fund will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of the Fund will be reduced by the amount of the payment. If you are a shareholder subject to federal income tax, you will be subject to tax on Fund distributions in the manner described herein whether such distributions are paid in cash or reinvested in additional shares of the Fund.

Any gain or loss resulting from the redemption or exchange of your shares generally will be treated as capital gain or loss for federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares. Investments through tax-qualified retirement plans and other tax-advantaged accounts are generally not subject to current federal income tax.

A Fund’s investments in debt instruments, inflation-indexed securities, and derivatives may increase or accelerate the Fund’s recognition of income or gain and may affect the timing, amount or character of the Fund’s distributions.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, interest and net gains from the disposition of investment property (including a Fund’s ordinary income dividends and Capital Gain Dividends). Shareholders should consult their tax advisers regarding the effect, if any, that this provision may have on their investment in a Fund.

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and Internal Revenue Service (“IRS”) guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA 30% of ordinary dividends a Fund pays to that shareholder. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above. The IRS and the Department of Treasury have issued proposed regulations providing that the gross proceeds of share redemptions or exchanges and Capital Gain Dividends the Fund pays will not be subject to FATCA withholding. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

The states generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state taxable income distributions made to the shareholder by the Fund that are attributable to interest the Fund directly or indirectly earned on such investments. Investors should consult their tax advisers regarding the applicability of any such exemption to their situation.

Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes and, accordingly, no gain or loss is expected to be recognized by a Fund or its shareholders as a direct result of its Reorganization. However, the qualification as a tax-free reorganization for U.S. federal income tax purposes and the precise tax treatment of a Fund and its shareholders will depend on the facts at the time. The Funds intend to provide more information about the U.S. federal income tax treatment of the Reorganization in the future, at or around the time the shareholders are notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization. Assuming a Reorganization is treated as a tax-free reorganization for U.S. federal income tax purposes, the tax basis and holding period of a shareholder’s Fund shares would generally carry over to the applicable Successor Fund shares the shareholder receives in the Reorganization. At any time prior to the consummation of a Reorganization, a shareholder may redeem shares of the Fund, likely resulting in ordinary income and/or capital gains, unless you are exempt from taxation or investing

18

through a tax advantaged arrangement, such as an IRA. Notwithstanding the above, the precise U.S. federal income tax treatment will depend on the U.S. federal income tax law in effect at the time of the Reorganization.

The discussion above is very general. Investors should consult their tax advisers about the effect that an investment in a Fund could have on their tax situation, including possible foreign, federal, state or local tax consequences, or about any other tax questions they may have.

Frequent Purchases and Sales of Fund Shares

The Funds are currently intended for long-term investment purposes. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. The Funds will not knowingly permit shareholders to market time or excessively trade the Funds to the detriment of the long-term shareholders.

The Funds have adopted procedures that are reasonably designed to detect and prevent frequent trading activity that could be harmful to a Fund (the “Procedures”), which include (1) fair valuation of non-U.S. securities, where appropriate and (2) periodic surveillance of shareholder trading activity and inquiry as to the nature of the trading activity when appropriate.

With respect to the periodic surveillance of shareholder trading activity, the Adviser monitors trading in a Fund’s shares in an effort to identify trading patterns that appear to indicate market timing or abusive trading practices, to the extent reasonably practicable. In making such a judgement, the Adviser may consider the size of the trades, the frequency and pattern of trades and other factors considered relevant.

If the Adviser determines that the trading history of an account appears to indicate market timing or abusive trading practices, a Fund will provide notice to the shareholder or the applicable financial intermediary to cease such trading activities and, when appropriate, restrict or prohibit further purchases or redemptions of shares for the account. If the trading history of an omnibus account appears to indicate the possibility of market timing or abusive trading practices, the Adviser may request underlying shareholder information from the financial intermediary associated with the omnibus account pursuant to Rule 22c-2 under the 1940 Act in order to make such a determination.

Some financial intermediaries through which shares of a Fund are distributed submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their underlying investors. Because transactions by omnibus accounts often take place on a net basis, the Adviser’s ability to detect and prevent frequent trading is limited. In determining the frequency with which the Adviser will seek shareholder transaction information from a financial intermediary, the Adviser will consider (1) whether or not a Fund imposes a redemption fee, (2) a Fund’s trading history (e.g., a history of abnormally large inflows or outflows that may indicate the existence of frequent trading), (3) the risks that frequent trading poses to a Fund and its shareholders in light of the nature of the Fund’s investment program, including its typical cash positions and whether its valuation policies mitigate the risks associated with abusive trading practices, (4) the risks to a Fund and its shareholders in light of the size of the transactions relative to the amount of the Fund’s assets or the volume of the Fund’s subscriptions and redemptions through a financial intermediary and (5) such other factors as are deemed relevant or appropriate under the circumstances.

Although the Procedures are designed to deter frequent trading, none of these measures alone, nor taken together, eliminates the possibility that frequent trading will occur in a Fund, particularly with respect to trades placed by shareholders who invest in the Fund through omnibus accounts maintained by financial intermediaries. It is understood that it may not be possible to identify and monitor all accounts controlled by a potential frequent trader.

Restrictions on Transfer

Shares are not permitted to be transferred to any person or entity other than to the same individual who originally subscribed for the shares (e.g., a shareholder may transfer shares between different accounts of which the shareholder is the beneficiary). For purposes of this prospectus and the operations of a Fund, including determining whether shares are subject to cancellation, the holder of any share of the Fund will be the natural person who subscribed for that share of the Fund when the share was originally purchased.

19

INTERMEDIARY AND SERVICING ARRANGEMENTS

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and a Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries is for distribution activities.

20

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced investment operations and their shares have not previously been offered. Therefore, the Funds do not have any financial history. Additional information about a Fund’s investments will be available in the Fund’s annual and semi-annual reports when they are prepared.

21

APPENDIX A

Investor Cohort and Estimated Initial Purchase Prices

LifeX Inflation-Protected Income Fund	Investor Cohort Year of Birth and Gender	Initial Purchase Price
LifeX Inflation-Protected Income Fund 1948M	1948, Male	$[ ]
LifeX Inflation-Protected Income Fund 1948F	1948, Female	$[ ]
LifeX Inflation-Protected Income Fund 1949M	1949, Male	$[ ]
LifeX Inflation-Protected Income Fund 1949F	1949, Female	$[ ]
LifeX Inflation-Protected Income Fund 1950M	1950, Male	$[ ]
LifeX Inflation-Protected Income Fund 1950F	1950, Female	$[ ]
LifeX Inflation-Protected Income Fund 1951M	1951, Male	$[ ]
LifeX Inflation-Protected Income Fund 1951F	1951, Female	$[ ]
LifeX Inflation-Protected Income Fund 1952M	1952, Male	$[ ]
LifeX Inflation-Protected Income Fund 1952F	1952, Female	$[ ]
LifeX Inflation-Protected Income Fund 1953M	1953, Male	$[ ]
LifeX Inflation-Protected Income Fund 1953F	1953, Female	$[ ]
LifeX Inflation-Protected Income Fund 1954M	1954, Male	$[ ]
LifeX Inflation-Protected Income Fund 1954F	1954, Female	$[ ]
LifeX Inflation-Protected Income Fund 1955M	1955, Male	$[ ]
LifeX Inflation-Protected Income Fund 1955F	1955, Female	$[ ]
LifeX Inflation-Protected Income Fund 1956M	1956, Male	$[ ]
LifeX Inflation-Protected Income Fund 1956F	1956, Female	$[ ]
LifeX Inflation-Protected Income Fund 1957M	1957, Male	$[ ]
LifeX Inflation-Protected Income Fund 1957F	1957, Female	$[ ]
LifeX Inflation-Protected Income Fund 1958M	1958, Male	$[ ]
LifeX Inflation-Protected Income Fund 1958F	1958, Female	$[ ]
LifeX Inflation-Protected Income Fund 1959M	1959, Male	$[ ]
LifeX Inflation-Protected Income Fund 1959F	1959, Female	$[ ]
LifeX Inflation-Protected Income Fund 1960M	1960, Male	$[ ]
LifeX Inflation-Protected Income Fund 1960F	1960, Female	$[ ]
LifeX Inflation-Protected Income Fund 1961M	1961, Male	$[ ]
LifeX Inflation-Protected Income Fund 1961F	1961, Female	$[ ]
LifeX Inflation-Protected Income Fund 1962M	1962, Male	$[ ]
LifeX Inflation-Protected Income Fund 1962F	1962, Female	$[ ]
LifeX Inflation-Protected Income Fund 1963M	1963, Male	$[ ]
LifeX Inflation-Protected Income Fund 1963F	1963, Female	$[ ]

22

STONE RIDGE’S PRIVACY NOTICE

Stone Ridge’s Commitment to Its Customers1

Stone Ridge recognizes and respects the privacy expectation of each of its customers. Stone Ridge believes that the confidentiality and protection of its customers’ non-public personal information is one of its fundamental responsibilities. Stone Ridge uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by a Stone Ridge affiliated company.

Information Stone Ridge Collects About Its Customers

Stone Ridge collects non-public personal information about its customers from the following sources:

●	Account Applications and Other Forms, which may include a customer’s name and address, social security number or tax identification number, total assets, income, and accounts at other institutions;

●	Account History, which may include information about the transactions and balances in accounts with Stone Ridge; and

●	Correspondence, which may include written, telephonic or electronic communications.

How Stone Ridge Handles Its Customers’ Personal Information

As emphasized above, Stone Ridge does not sell non-public personal information about current or former customers to third parties. Below are the details of circumstances in which Stone Ridge may disclose non-public personal information to third parties:

●

In order to complete certain transactions or account changes that a customer directs, it may be necessary to provide certain non-public personal information about that customer to companies, individuals, or groups that are not affiliated with Stone Ridge. For example, if a customer asks Stone Ridge to transfer assets from another financial institution, Stone Ridge will need to provide certain non-public personal information about that customer to the company to complete the transaction.

●

In order to alert a customer to other financial products and services that a Stone Ridge affiliated company offers, Stone Ridge may share non-public personal information it has about that customer with a Stone Ridge affiliated company.

●

In certain instances, Stone Ridge may contract with non-affiliated companies to perform services for or on behalf of Stone Ridge. Where necessary, Stone Ridge will disclose non-public personal information it has about its customers to these third parties. In all such cases, Stone Ridge will provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. In addition, Stone Ridge requires these third parties to treat Stone Ridge customers’ non-public information with the same high degree of confidentiality that Stone Ridge does.

●

Finally, Stone Ridge will release non-public information about customers if directed by that customer to do so or if Stone Ridge is otherwise authorized by law to do so. This includes disclosing information about customers to governmental agency, regulatory authority, or self-regulatory organization having jurisdiction over Stone Ridge as needed to comply with law, comply with a properly authorized regulatory investigation or subpoena, as well as to third parties as needed in the event that Stone Ridge sells all or part of its business or makes a sale or transfer of assets or is otherwise involved in a merger, restructuring, or business transfer.

How Stone Ridge Safeguards Its Customers’ Personal Information

Stone Ridge restricts access to information about customers to its employees and to third parties, as described above. Stone Ridge maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of its customers’ non-public personal information.

1 For purposes of this notice, the term “customer” or “customers” includes both individuals who have investments with a Stone Ridge-affiliated company and individuals who have provided non-public personal information to a Stone Ridge affiliated company, but did not invest with a Stone Ridge affiliated company.

23

Updates to This Privacy Notice

Stone Ridge reserves the right to modify this policy at any time, but in the event that there is a change, Stone Ridge will promptly inform its customers of that change.

24

USEFUL SHAREHOLDER INFORMATION

Trust. Stone Ridge Trust consists of sixty-six series. The series are investment portfolios of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

Shareholder Reports. Annual and semi-annual reports to shareholders provide additional information about a Fund’s investments. These reports include financial statements, a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance, as well as the auditors’ report (in the annual report only).

Statement of Additional Information. The Statement of Additional Information provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined prospectus.

How to Obtain Additional Information.

●

You can obtain shareholder reports or the Statement of Additional Information (without charge), make inquiries or request other information about a Fund by contacting the Transfer Agent at [ ], writing the Fund at [ ], c/o [ ], [ ], visiting the Fund’s website at www.stoneridgefunds.com or calling your financial intermediary.

●

You may review and copy information about a Fund, including reports and other information about the Fund, on the EDGAR Database on the Commission’s website at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the Fund’s file number.

If someone makes a statement about the Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the Distributor are offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.

How to Reach Stone Ridge Trust

Please send all requests for information or transactions to:

Stone Ridge Trust

c/o [    ]

[    ]

You may contact us by telephone at [    ].

You can also visit our website at:

www.stoneridgefunds.com

Distributor

[    ]

Investment Adviser

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Investment Company Act File Number: 811-22761

25

Subject to Completion Dated August 9, 2023

The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to the securities described herein has been filed with the Securities and Exchange Commission. These securities may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

STATEMENT OF ADDITIONAL INFORMATION

STONE RIDGE TRUST

STONE RIDGE LIFEX INFLATION-PROTECTED INCOME OPEN-END FUNDS

Fund	Ticker Symbol
LifeX Inflation-Protected Income Fund 1948M	[ ]
LifeX Inflation-Protected Income Fund 1948F	[ ]
LifeX Inflation-Protected Income Fund 1949M	[ ]
LifeX Inflation-Protected Income Fund 1949F	[ ]
LifeX Inflation-Protected Income Fund 1950M	[ ]
LifeX Inflation-Protected Income Fund 1950F	[ ]
LifeX Inflation-Protected Income Fund 1951M	[ ]
LifeX Inflation-Protected Income Fund 1951F	[ ]
LifeX Inflation-Protected Income Fund 1952M	[ ]
LifeX Inflation-Protected Income Fund 1952F	[ ]
LifeX Inflation-Protected Income Fund 1953M	[ ]
LifeX Inflation-Protected Income Fund 1953F	[ ]
LifeX Inflation-Protected Income Fund 1954M	[ ]
LifeX Inflation-Protected Income Fund 1954F	[ ]
LifeX Inflation-Protected Income Fund 1955M	[ ]
LifeX Inflation-Protected Income Fund 1955F	[ ]
LifeX Inflation-Protected Income Fund 1956M	[ ]
LifeX Inflation-Protected Income Fund 1956F	[ ]
LifeX Inflation-Protected Income Fund 1957M	[ ]
LifeX Inflation-Protected Income Fund 1957F	[ ]
LifeX Inflation-Protected Income Fund 1958M	[ ]

LifeX Inflation-Protected Income Fund 1958F	[ ]
LifeX Inflation-Protected Income Fund 1959M	[ ]
LifeX Inflation-Protected Income Fund 1959F	[ ]
LifeX Inflation-Protected Income Fund 1960M	[ ]
LifeX Inflation-Protected Income Fund 1960F	[ ]
LifeX Inflation-Protected Income Fund 1961M	[ ]
LifeX Inflation-Protected Income Fund 1961F	[ ]
LifeX Inflation-Protected Income Fund 1962M	[ ]
LifeX Inflation-Protected Income Fund 1962F	[ ]
LifeX Inflation-Protected Income Fund 1963M	[ ]
LifeX Inflation-Protected Income Fund 1963F	[ ]

[•], 2023

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

(855) 609-3680

Stone Ridge Trust consists of sixty-six series, including each fund listed above (each, a “LifeX Inflation-Protected Income Open-End Fund” or a “Fund” and, collectively with their respective Successor Funds (as defined below), the “LifeX Inflation-Protected Income Funds”). Additional Stone Ridge Trust funds are offered in separate prospectuses and statements of additional information.

Each Fund is an investment portfolio of Stone Ridge Trust, an open-end series management investment company organized as a Delaware statutory trust.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Funds’ current prospectus dated [•], 2023, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, as well as material incorporated by reference into the Funds’ Registration Statement and other information regarding the Funds. The Funds have not yet commenced investment operations and their shares have not previously been offered. Therefore, the Funds do not have any financial statements. Financial statements will be available in the Funds’ annual and semi-annual reports when they are prepared. Copies of the Prospectus and/or the annual and semi-annual reports, when available, may be obtained without charge by writing the Funds at the address, or by calling the toll-free telephone number listed above, or by visiting www.stoneridgefunds.com or the EDGAR database on the Commission’s website (www.sec.gov).

STONE RIDGE TRUST

STONE RIDGE LIFEX INFLATION-PROTECTED INCOME FUNDS

ADDITIONAL INVESTMENT INFORMATION, RISKS AND RESTRICTIONS

Each Fund pursues its investment objective by investing in debt securities issued by the U.S. Treasury, primarily securities that are commonly known as TIPS (Treasury Inflation-Protected Securities) or other securities that are also backed by the full faith and credit of the U.S. government (which we refer to as “U.S. Government Securities”), as well as inflation swaps and money market funds that invest exclusively in U.S. Government Securities. TIPS are income-generating instruments the principal payments of which are adjusted for inflation.

The Prospectus discusses the investment objective of each Fund, as well as the principal investment strategies it employs to achieve its objective and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices each Fund may employ and certain related risks of the Funds are described below. Each Fund is an investment portfolio of Stone Ridge Trust (the “Trust”), an open-end series management investment company organized as a Delaware statutory trust on September 28, 2012.

Each Fund will offer its shares continuously to its respective Investor Cohort until December of the year in which its Investor Cohort turns 80, following which the Fund intends to reorganize with and into a corresponding closed-end investment company (its “Successor Fund,” and the “Reorganization”).

There is no assurance that each Fund’s investment objective will be achieved. Additionally, since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed by the Board of Trustees of the Trust (the “Board”) without a vote of shareholders.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus. References in this SAI to the Funds investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies.

Additional Investment Information and Risks

U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of one to ten years when issued) and Treasury bonds (which have maturities of more than ten years when issued). Compared to other securities offered by the U.S. Treasury, TIPS are a relatively new offering. The principal of TIPS increases with inflation and decreases with deflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value (but not below par) that has been adjusted for inflation based upon an index intended to measure the rate of inflation. However, there can be no assurance that the relevant index will accurately measure the rate of inflation. If the U.S. Treasury were to cease offering TIPS, eliminate one or more of the maturities of TIPS it offers or reduce the frequency of new issues, the Funds may be unable to acquire, or it may become expensive to acquire, TIPS that produce cash flows or interest rate exposure that adequately match each Fund’s inflation-linked monthly distributions. If any of these situations were to occur, each Fund’s inflation-linked monthly distribution could cause each Fund to run out of assets.

Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Similar to other issuers, changes to the financial condition or credit rating of the United States government may cause the value of each Fund’s direct or indirect investment in Treasury obligations to decline. Securities issued by the U.S. Treasury have not had credit-related defaults. However, events have in the past, and may in the future, lead to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies.

Portfolio Turnover. Purchases and sales of portfolio investments may be made as considered advisable by the Adviser in the best interests of the shareholders. Each Fund’s portfolio turnover rate may vary from year-to-year, as well as within a year. Higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for each Fund and may result in higher taxes when Fund shares are held in a taxable account. Because the Funds have not commenced investment operations, they does not have a portfolio turnover rate. Based on each Fund’s anticipated portfolio of investments, each Fund anticipates having a material portfolio turnover rate during the initial years of the Fund’s existence but expects this turnover rate to decline over time.

For reporting purposes, each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund’s investment portfolio (other than short- term money market securities) were replaced once during

1

the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Additional Information Regarding Cleared U.S. Government Security Derivatives. Each Fund may enter into derivatives contracts with respect to any security or other instrument in which it is permitted to invest or with respect to any related security, instrument or index (“reference instruments” or “reference securities”). Each Fund may invest in futures, swaps or other derivative instruments on U.S. Government Securities (which we refer to as “U.S. Government Securities Derivatives”). This universe of investments is subject to change under varying market conditions and as these instruments evolve over time.

The derivatives contracts each Fund may enter into involve substantial risks, including those discussed in the Prospectus. Derivatives typically allow each Fund to seek to increase or decrease the level of risk to which it is exposed more quickly and efficiently than transactions in other types of instruments. Each Fund incurs costs in connection with opening and closing derivatives positions.

The use of derivatives can lead to losses because of adverse movements in the price or value of the reference instrument, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in each Fund, which magnifies the Fund’s exposure to the reference instrument and magnifies potential losses. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior, unexpected events or the Adviser’s failure to use derivatives effectively. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the reference instrument.

U.S. Government Securities Derivatives Tax Issues. The Funds’ investments in derivative instruments could affect the amount, timing and character of each Fund’s distributions; in some cases, the tax treatment of such investments may not be certain. The tax issues relating to these and other types of investments and transactions are described more fully under “Distributions and Federal Income Tax Matters” in the Prospectus.

Interest Rate Risk. The amount of each Fund’s distributions will be adjusted for realized inflation, not changes in market interest rates. However, if interest rates increase, shareholders face the risk that the value to them of the Funds’ distributions will decrease relative to other investment options that may be available at that time. Because the Successor Funds offer no repurchase mechanic other than cancellations for $0, shareholders may not tender their shares to redeploy their capital into such other investment options.

Each Fund will generally seek to fund its distributions and payments by purchasing TIPS with cash flows that approximately match, in timing and amount, or in interest rate exposure, those distributions and payments. Because TIPS are only available in a limited number of tenors (i.e., lengths of time prior to expiration), this matching will only be approximate, and each Fund will need to periodically buy and sell securities issued by the U.S. Treasury, including TIPS, to fund any additional amounts needed to meet its distribution and payment obligations. This buying and selling activity exposes the Funds to interest rate and inflation risk, as changes in interest rates or expected inflation could make the securities each Fund needs to purchase more expensive or make the securities it needs to sell less valuable. The Funds may also seek to hedge their exposure to interest rates and inflation through its use of derivatives linked to U.S. Government Securities, but there can be no assurance that the Funds will be successful in doing so or that appropriate derivatives will be available to the Funds to effectively hedge each Fund’s risk.

Zero-Coupon Securities. The Funds can invest in zero-coupon securities. Zero-coupon U.S. government securities will typically be U.S. Treasury notes and U.S. Treasury bonds that have been stripped of their interest coupons or certificates representing interests in those stripped debt obligations and coupons.

Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

2

A Fund’s investment in zero-coupon securities may cause the Fund to recognize income for federal income tax purposes without a corresponding receipt of cash; this can require the Fund to dispose of investments, including when not otherwise advantageous to do so, to meet distribution requirements.

Investment Restrictions

Fundamental Investment Restrictions of the Funds. The following investment restrictions of each Fund (which are identical to the investment restrictions of its corresponding Successor Fund) are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a “majority” vote is defined as the vote of the holders of the lesser of: (a) 67% or more of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting; or (b) more than 50% of the outstanding shares of a Fund. Under these restrictions, each Fund:

(1) may issue senior securities to the extent permitted by applicable law;

(2) may borrow money to the extent permitted by applicable law;

(3) may not underwrite securities;

(4) may not purchase, sell or hold real estate;

(5) may not make loans;

(6) may not purchase and sell commodities, except that each Fund may purchase and sell futures contracts and options and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities; and

(7) may not invest 25% or more of its total assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Where applicable, the foregoing investment restrictions shall be interpreted based on the applicable rules, regulations and pronouncements of the U.S. Securities and Exchange Commission (the “Commission”) and its staff.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted, on behalf of each Fund, policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are designed to protect the confidentiality of the Funds’ portfolio holdings that are not publicly available (“Confidential Portfolio Holdings”) and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

The holdings of each Fund will be disclosed in quarterly filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the Funds’ fiscal year. In addition, each Fund may disclose to the general public its holdings information from time to time.

The Trust may disclose Confidential Portfolio Holdings to certain persons, including shareholders of the Trust (including shareholders of record of indirect investments in the Funds through another fund managed by the Adviser), qualified potential shareholders as determined by the Adviser (including qualified potential shareholders who are considering an indirect investment in the Fund through another fund managed by the Adviser), and their consultants or agents (“Permitted Recipients”). This information may be made available as soon as the business day following the date to which the information relates.

Except as otherwise noted, to receive Confidential Portfolio Holdings, Permitted Recipients must enter into a confidentiality agreement with the Adviser and the Trust that requires that the Confidential Portfolio Holdings be used solely for purposes determined by senior management of the Adviser to be in the best interest of the shareholders of the Funds.

If the Adviser becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Confidential Portfolio Holdings, the Adviser shall cease providing such information to such recipient.

If an employee of the Adviser identifies a potential conflict with respect to the disclosure of Confidential Portfolio Holdings between the interest of a Fund’s shareholders, on the one hand, and the Adviser or an affiliated person of the Adviser or the Fund, on the other, the Adviser is required to inform the Trust’s Chief Compliance Officer (“CCO”)

3

of the potential conflict, and the CCO has the power to decide whether, in light of the circumstances, disclosure should be permitted.

The Trust may also disclose Confidential Portfolio Holdings on a selective basis if the CCO (or an individual designated by the CCO) approves the disclosure and determines that: (i) there is a legitimate business purpose for such disclosure; (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) the disclosure is in the best interests of Fund shareholders.

Notwithstanding the foregoing, Confidential Portfolio Holdings of each Fund may generally be made available more frequently and prior to its public availability (i) to the Adviser, a Fund’s administrator, custodian, principal underwriter and certain other service providers (such as pricing services, proxy voting services, financial printers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, ratings and rankings agencies and other unaffiliated third parties or their affiliates that provide services and may require Confidential Portfolio Holdings to provide services to the Fund) (collectively, “Service Providers”); (ii) to an accounting firm, an auditing firm or outside legal counsel retained by the Service Providers, their affiliates, or the Fund; (iii) to certain Fund affiliates; (iv) as required by law and (v) to any other party for a legitimate business purpose upon waiver or exception with the approval of the CCO.

The policies and procedures of the Funds provide that none of the Funds, their service providers, the Adviser, or any other party may receive compensation in connection with the disclosure of Confidential Portfolio Holdings.

The Adviser has primary responsibility for ensuring that each Fund’s Confidential Portfolio Holdings are disclosed only in accordance with these policies. As part of this responsibility, the Adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Holdings.

MANAGEMENT OF THE FUNDS

Board of Trustees

The business and affairs of the Funds are managed under the oversight of the Trust’s Board of Trustees (the “Board,” and each of the trustees on the board, a “Trustee”) subject to the laws of the State of Delaware and the Trust’s Fourth Amended and Restated Agreement and Declaration of Trust, as may be further amended from time to time (the “Declaration of Trust”). The composition of the board of trustees responsible for overseeing each Successor Fund is currently the same as the composition of the Board. The Trustees are responsible for oversight of the practices and processes of the Funds and their service providers, rather than active management of each Fund, including in matters relating to risk management. The Trustees seek to understand the key risks facing the Funds, including those involving conflicts of interest; how Fund management identifies and monitors those risks on an ongoing basis; how Fund management develops and implements controls to mitigate those risks; and how Fund management tests the effectiveness of those controls. The Board cannot foresee, know or guard against all risks, nor are the Trustees guarantors against risk. The officers of each Fund conduct and supervise that Fund’s daily business operations. Trustees who are not deemed to be “interested persons” of a Fund as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of a Fund are referred to as “Interested Trustees.”

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts and holds regular quarterly meetings, including in-person, telephonic or videoconference meetings, and holds special in-person, telephonic or videoconference meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. At these meetings, officers of the Trust provide the Board (or one of its committees) with written and oral reports on regulatory and compliance matters, operational and service provider matters, organizational developments, product proposals, audit results and insurance and fidelity bond coverage. In addition, it is expected that the Independent Trustees meet at least annually to review, among other things, investment management agreements and certain other plans and agreements and to consider such other matters as they deem appropriate.

The Board has established two standing committees — an Audit Committee and a Valuation Committee — to assist the Board in its oversight of risk as part of its broader oversight of the Funds’ affairs. The Committees, both of which are comprised solely of the Board’s Independent Trustees, are described below. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions

4

and reports its findings and recommendations to the Board.

The Board does not have a lead Independent Trustee. The Board, taking into consideration its oversight responsibility of the Funds, including the Funds’ regular use of fair valuation and the Board’s extensive experience overseeing the development and implementation of fair valuation processes, believes that its leadership structure is appropriate. In addition, the Board’s use of Committees (each of which is chaired by an Independent Trustee with substantial industry experience) and the chair’s role as chief executive officer of the Adviser, serve to enhance the Board’s understanding of the operations of the Funds and the Adviser.

Board members of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships, are shown below. Unless otherwise noted, each Trustee has held each principal occupation and board membership indicated for at least the past five years.

Independent Trustees

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years

Jeffery Ekberg (1965)	Trustee	since 2012	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	81	None.

Daniel Charney (1970)	Trustee	since 2012	Co-President, Cowen and Company, Cowen Inc. (financial services firm) since 2012	81	None.

Interested Trustee

Name (Year of Birth) and Address(1)	Position(s) Held with the Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee(3)	Other Directorships/ Trusteeships Held by Trustee During the Past 5 Years

Ross Stevens(4) (1969)	Trustee, Chairman	since 2012	Founder and Chief Executive Officer of Stone Ridge since 2012	81	None.

(1) Each Trustee’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

(2) Each Trustee serves until resignation or removal from the Board.

(3) The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, the LifeX Closed-End Income Trusts, the trusts of which each Successor Fund is a series (the “LifeX Inflation-Protected Income Closed-End Trusts”), and other investment companies managed by the Adviser.

(4) Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Additional Information about the Trustees.

Jeffery Ekberg – Through his experience as a senior officer, director and accountant of financial and other organizations, Mr. Ekberg contributes experience overseeing financial and investment organizations to the Board. The Board also benefits from his previous experience as a member of the board of other funds.

Daniel Charney – Through his experience as a senior officer of financial and other organizations, Mr. Charney contributes his experience in the investment management industry to the Board.

Ross Stevens – Through his experience as a senior executive of financial organizations, Mr. Stevens contributes his experience in the investment management industry to the Board.

Additional Information about the Board’s Committees. The Trust has an Audit Committee and a Valuation

5

Committee. The members of both the Audit Committee and the Valuation Committee consist of all the Independent Trustees, namely Messrs. Ekberg and Charney. Mr. Ekberg is the Audit Committee Chair and has been designated as the Audit Committee financial expert. Mr. Charney is the Valuation Committee Chair.

In accordance with its written charter, the Audit Committee’s primary purposes are: (1) to oversee the Trust’s accounting and financial reporting policies and practices, and its internal controls and procedures; (2) to oversee the quality and objectivity of the Trust’s and the Funds’ financial statements and the independent audit thereof; (3) to oversee the activities of the Trust’s Chief Compliance Officer (the “CCO”); (4) to oversee the Trust’s compliance program adopted pursuant to Rule 38a-1 under the 1940 Act, and the Trust’s implementation and enforcement of its compliance policies and procedures thereunder; (5) to oversee the Trust’s compliance with applicable laws in foreign jurisdictions, if any; and (6) to oversee compliance with the Code of Ethics by the Trust and the Adviser.

The Audit Committee reviews the scope of each Fund’s audits, its accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Funds’ independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm to the Adviser and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting. The Audit Committee met four times during the fiscal year ended December 31, 2022.

The Valuation Committee also operates pursuant to a written charter. The duties and powers, to be exercised at such times and in such manner as the Valuation Committee shall deem necessary or appropriate, are as follows: (1) reviewing, from time to time, the Trust’s valuation policy and procedures (the “Valuation Policy”), which Valuation Policy serves to establish policies and procedures for the valuation of each Fund’s assets; (2) making any recommendations to the Trust’s audit committee and/or the Board regarding (i) the functioning of the Valuation Policy, or (ii) the valuation(s) of individual assets; (3) consulting with the Adviser regarding the valuation of each Fund’s assets, including fair valuation determinations of any such assets; (4) periodically reviewing information regarding fair value and other determinations made pursuant to the Trust’s valuation procedures; (5) reporting to the Board on a regular basis regarding the Valuation Committee’s duties; (6) making recommendations in conjunction with the Board’s annual (or other periodical) review of the Trust’s Valuation Policy; (7) periodically reviewing information regarding industry developments in connection with valuation of assets; and (8) performing such other duties as may be assigned to it, from time to time, by the Board. The Valuation Committee met four times during the fiscal year ended December 31, 2022.

The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Valuation Committee has designated the Adviser to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair value determinations relating to all investments held by a Fund (as needed), periodically assessing and managing any valuation risks and establishing and applying fair value methodologies, subject to the oversight of the Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair value determinations. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be fair valued as determined in good faith by the Adviser Valuation Committee.

Trustee Ownership of the Funds. The following table shows the dollar range of equity securities owned by the Trustees in the Funds and in other investment companies overseen by the Trustee within the same family of investment companies as of December 31, 2022. Investment companies are considered to be in the same family if they share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The information as to ownership of securities that appears below is based on statements furnished to the Funds by their Trustees and executive officers.

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Independent Trustees
Jeffery Ekberg	None	Over $100,000

6

	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Daniel Charney	None	Over $100,000
Interested Trustee
Ross Stevens(3)	None	Over $100,000

(1) As of the date of this SAI, none of the Trustees owned shares of the Funds because the Funds had not yet begun investment operations.

(2) Family of Investment Companies includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, the LifeX Closed-End Income Trusts, the LifeX Inflation-Protected Income Closed-End Trusts, and other investment companies managed by the Adviser.

(3) Beneficial ownership through the Adviser’s or its affiliates’ direct Fund investments.

Other than as disclosed in the following table, none of the Independent Trustees or their family members beneficially owned any class of securities of the Adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Funds, as of December 31, 2022.

Name of Director	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Daniel Charney	Self	New York Digital Investment Group LLC(1)	Class B2	$1,142,592	0.13%
Jeffery Ekberg	Self	New York Digital Investment Group LLC	Class B2	$571,296	0.06%

(1) New York Digital Investment Group LLC is under common control with the Adviser.

Compensation of Trustees. Each Trustee who is not an employee of the Adviser is compensated by an annual retainer. Each such Trustee’s compensation is invested in Stone Ridge funds. The Trust does not pay retirement benefits to its Trustees and officers. Each Fund pays a portion of the compensation of the CCO. Other officers and Interested Trustees of the Trust are not compensated by the Funds. The following table sets forth compensation received by the Independent Trustees for each Fund’s fiscal year ended December 31, 2022:

Independent Trustees	Aggregate Compensation From the LifeX Inflation- Protected Income Funds(1)	Total Compensation From the Fund Complex(2) Paid to Trustee
Jeffery Ekberg	$[•]	$[•]
Daniel Charney	$[•]	$[•]

(1) As of the date of this SAI, the Independent Trustees have not yet received compensation from the Funds because the Funds had not yet commenced investment operations. For the Funds’ initial calendar year of operations, each of Messrs. Ekberg and Charney is expected to receive $[ ].

(2) Reflects actual direct compensation received during the twelve months ended December 31, 2022 from other series of the Fund Complex. The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, the LifeX Closed-End Income Trusts, the LifeX Inflation-Protected Income Closed-End Trusts, and other investment companies managed by the Adviser.

Officers of the Trust

Name (Year of Birth) and Address(1) (2)	Position(s) Held with the Trust	Term of Office and Length of Time Served(3)	Principal Occupation(s) During Past 5 Years
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2012	Founder and Chief Executive Officer of the Adviser, since 2012.

7

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.
Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015.
Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management team at the Adviser, since 2013.
Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.
Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.
Stanley Weinberg (1989)	Assistant Treasurer	since April 2023	Member of Operations at the Adviser, since 2019; Senior Associate at M.Y. Safra Bank, 2014-2018

(1) Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

(2) Each of the officers is an affiliated person of the Adviser as a result of his or her position with the Adviser.

(3) The term of office of each officer is indefinite.

Code of Ethics. The Trust and the Adviser have adopted a code of ethics in accordance with Rule 17j-1 under the 1940 Act. This code of ethics permits the personnel of these entities to make personal investments under some circumstances, including in assets or instruments that a Fund may purchase or hold.

The code of ethics is available on the EDGAR database of the Commission’s website at www.sec.gov. In addition, copies of the code of ethics may be obtained, after mailing the appropriate duplicating fee, by e-mail request to publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Attached as Appendix A to this SAI is the summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of a Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with each Fund’s investment objective. Information on how each Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 is available without charge, (1) upon request, by calling (855) 609-3680, and (2) on the Commission’s website at www.sec.gov. Given the Funds’ investment universe, the Adviser does not expect to frequently have the ability to vote proxies relating to portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or is known by a Fund to own of record or beneficially 5% or more of any class of any Fund’s outstanding equity securities. A control person is one who owns beneficially, either directly or through controlled companies, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.

8

As of the date of this SAI, Stone Ridge or its affiliate owned of record and beneficially 100% of the outstanding shares of each Fund. However, it is anticipated that Stone Ridge or its affiliate will no longer be a control person once the Funds have had their initial share issuances to persons not affiliated with the Funds. The principal business address of Stone Ridge is One Vanderbilt Avenue, 65th Floor, New York, NY 10017.

As of the date of this SAI, the Trustees and officers of the Funds as a group owned, directly or indirectly, 100% of the outstanding shares of the Funds as a result of Ross Stevens’ beneficial ownership through the Adviser’s or its affiliates’ investments in the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

Stone Ridge Asset Management LLC serves as each Fund’s Adviser under an Investment Management Agreement (the “Management Agreement”). The Adviser also acts as the investment adviser to the Successor Funds. The Adviser’s principal office is located at One Vanderbilt Avenue, 65th Floor, New York, New York 10017. As of [June 30], 2023, Stone Ridge’s assets under management were approximately $[ ] billion. The Adviser is a Delaware limited liability company and is controlled by Stone Ridge Holdings Group LP, a holding company for the Adviser and its affiliates.

Under the general oversight of the Board, Stone Ridge has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Stone Ridge compensates all Trustees and officers of the Funds who are members of Stone Ridge’s organization and who render investment services to the Funds. Pursuant to the Management Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate of [ ]% of each Fund’s average daily total assets less total liabilities. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Stone Ridge may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: the Fund’s ordinary and recurring investment expenses, including all fees and expenses directly related to portfolio transactions and positions for the Fund’s account (including brokerage, clearing, and settlement costs), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, and taxes; litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Stone Ridge’s engagements with each Successor Fund are on substantially identical terms.

A discussion regarding the considerations of the Board for approving the Management Agreement will be included in a Fund’s first annual or semi-annual report to shareholders, as applicable, which is expected to be the annual report for the period ended [•].

The Management Agreement will have an initial term of two years from its effective date and will continue in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The Management Agreement may nevertheless be terminated at any time with respect to each Fund without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Because the Funds commenced investment operations on or after the date of this Statement of Additional Information, the Funds did not pay any advisory fees in the prior fiscal year.

Under the terms of the Management Agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the contract (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

9

Board of Advisors

The Adviser has formed a Board of Advisors to provide guidance and advice to the Adviser with respect to developments in longevity, both generally and as it relates to the Funds and the Successor Funds. The Board of Advisors consists of Ross Stevens (Chairman), Founder and CEO of Stone Ridge; Ted Mathas, former Chairman of the Board of Directors and Chief Executive Officer of New York Life Insurance Company (2008-2023); and Laura Carstensen, Founder and Director of the Stanford Center on Longevity. The Board of Advisors will not serve an investment advisory function.

Portfolio Managers

Nate Conrad, Li Song, Ross Stevens, and Yan Zhao (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of each LifeX Inflation-Protected Income Fund. The following tables set forth certain additional information with respect to the Portfolio Managers. The information is as of June 30, 2023.

Other Accounts Managed by the Portfolio Managers

The table below identifies the number of accounts for which the Portfolio Managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nate Conrad	0	$0	0	$0	0	$0
Li Song	2	$929	0	$0	0	$0
Ross Stevens	4	$5,999	0	$0	0	$0
Yan Zhao	0	$0	0	$0	0	$0

(1)	Does not include the Funds or other investment companies managed by the Adviser that have not commenced operations.

The Portfolio Managers do not manage funds or accounts with performance-based fees.

Potential Conflicts of Interest

Each of the Portfolio Managers is also responsible for managing other accounts in addition to the LifeX Inflation-Protected Income Funds, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the Portfolio Managers. Management of other accounts in addition to the LifeX Inflation-Protected Income Funds can present certain conflicts of interest, as described below.

From time to time, conflicts of interest arise between a Portfolio Manager’s management of the investments of the LifeX Inflation-Protected Income Funds, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the LifeX Inflation-Protected Income Funds, or otherwise hold, purchase or sell securities or other assets or instruments that are eligible to be held, purchased or sold by the LifeX Inflation-Protected Income Funds, or may take positions that are opposite in direction from those taken by the LifeX Inflation-Protected Income Funds. In addition, investors in, or the owners of, certain accounts managed by the Adviser are also investors in the Adviser or its affiliates and/or have indicated an intention to invest additional assets in accounts managed by the Adviser and for which the Adviser will receive a management fee, performance allocation or incentive fee.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser, the Funds and each LifeX Inflation-Protected Income Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

10

Allocation of Limited Time and Attention. A Portfolio Manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular Portfolio Manager have different investment strategies.

Allocation of Investment Opportunities. Conflicts of interest arise as a result of the Adviser’s or its affiliates’ management of a number of accounts with similar or different investment strategies. When the Adviser or its affiliates purchase or sell securities or other assets or instruments for more than one account, the trades must be allocated in a manner consistent with their fiduciary duties. The Adviser and its affiliates attempt to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser and its affiliates have adopted policies and procedures that are intended to provide the Adviser and its affiliates with flexibility to allocate investments in a manner that is consistent with their fiduciary duties. There is no guarantee, however, that the policies and procedures adopted by the Adviser and its affiliates will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for a Fund and other accounts, but may not be available in sufficient quantities for a Fund and the other accounts to participate fully. If a Portfolio Manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which a Fund will not participate in a transaction that is allocated among other accounts or a Fund may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities or other assets or instruments by a Fund and one or more of the other accounts simultaneously, the Adviser and its affiliates may aggregate the purchases and sales of the securities or other assets or instruments. The Adviser and its affiliates will not necessarily purchase or sell the same securities or other assets or instruments at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser or its affiliates, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser and its affiliates may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities or other assets or instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of a Fund or the Adviser and its affiliates could have a detrimental effect on the price or amount of the securities or other assets or instruments available to a Fund from time to time. Because the aforementioned considerations may differ between a Fund and other accounts, the investment activities of a Fund and other accounts may differ considerably from time to time. In addition, a Fund could be disadvantaged because of activities conducted by the Adviser or its affiliates for their other accounts, or by the Adviser or its affiliates for their own accounts, as a result of, among other things, the difficulty of liquidating an investment for more than one account where the market cannot absorb the sale of the combined positions.

As a result of regulations governing the ability of certain clients of the Adviser and its affiliates to invest side-by-side, it is possible that a Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser or its affiliates. These limitations may limit the scope of investment opportunities that would otherwise be available to a Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law and the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that a Fund may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser and its affiliates, for another account.

Conflicts of Interest Among Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security or other asset or instrument. In these cases, the Portfolio Manager may place separate transactions for one or more accounts, which may affect the market price of the security or other asset or instrument or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions in accounts or investments owned by them or on behalf of clients that are similar to or different from those taken by one or more client accounts.

11

Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities or other assets or instruments at the same time or at the same prices.

Selection of Service Providers. The Adviser or its affiliates may be able to select or influence the selection of service providers to clients, including the brokers and dealers that are used to execute securities or other transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers may provide the Adviser or its affiliates with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others. In addition, the Adviser or its affiliates have received and may receive loans or other services from service providers to clients. Although such services are negotiated at arm’s length, they pose conflicts of interest to the Adviser or its affiliates in selecting such service providers.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a Portfolio Manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities and may expand the range of services that they provide over time. The Adviser and its related parties will generally not be restricted in the scope of their business or in the performance of any such services (whether now offered or undertaken in the future), even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein. In the ordinary course of their business activities, including activities with third-party service providers, lenders and/or counterparties, the Adviser and its related parties engage in activities where the interests of the Adviser and its related parties or the interests of their clients conflict with the interests of the shareholders of the Funds. Certain employees of the Adviser, including certain Portfolio Managers, also have responsibilities relating to the business of one or more related parties. These employees are not restricted in the amount of time that may be allocated to the business activities of the Adviser’s related parties, and the allocation of such employees’ time between the Adviser and its related parties may change over time.

Variation in Compensation. A conflict of interest arises where the financial or other benefits available to the Adviser differ among the accounts that it manages. The structure of the Adviser’s management fee differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), which means the Adviser might be motivated to help certain accounts over others. In addition, a Portfolio Manager or the Adviser might be motivated to favor accounts in which such Portfolio Manager has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the Adviser’s performance record or to derive other rewards, financial or otherwise, could influence the Adviser to lend preferential treatment to those accounts that could most significantly benefit the Adviser.

Investments by Adviser or Related Entities. The Adviser or a related entity may invest in entities that may provide financial or other services for the Funds.

Certain Potential Conflicts Relating to Expenses. The allocation of fees and expenses among the Funds and other funds or accounts advised by the Adviser will often require the Adviser to exercise its discretion to select an allocation method it determines to be appropriate in light of the particular facts and circumstances. The Adviser will be subject to conflicts of interest in making such determinations, and there can be no assurance that any allocations (i) will reflect an entity’s pro rata share of such expenses based on the amounts invested (or anticipated to be invested) and/or the market value of the investment held (or anticipated to be held) by each fund advised by the Adviser, or (ii) will be in proportion to the number of participating funds advised by the Adviser or the proportion of time spent on each such fund. Similarly, the determination of whether an expense (for instance, the fees and expenses of service providers who work on Fund-related matters) is appropriately borne by a Fund (or a specific class of shares) or the Adviser often cannot be resolved by reference to a pre-existing formula and will require the exercise of discretion, and the Adviser will be subject to conflicts of interest in making such determinations.

12

Portfolio Manager Compensation

Portfolio Managers receive a base salary and may also receive a bonus. Compensation of a Portfolio Manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the Portfolio Manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of Portfolio Managers is not based upon the performance of client accounts that the Portfolio Managers manage. The Adviser reviews the compensation of each Portfolio Manager at least annually.

Portfolio Manager Securities Ownership

None of the Portfolio Managers will ever beneficially own any shares of the Funds because the shares of each Fund are only sold to members of each Fund’s Investor Cohort. None of the Portfolio Managers are members of any Fund’s Investor Cohort.

Principal Underwriter

Subject to the conditions described in the “Shareholder Information” section of the Prospectus, shares of the Funds are offered on a continuous basis through [ ] (the “Distributor”), located at [ ], as distributor pursuant to a distribution agreement (the “Distribution Agreement”) between the Distributor and the Trust, on behalf of the Funds. Pursuant to the Distribution Agreement, the Distributor shall devote its best efforts to effect sales of shares of the Funds but shall not be obligated to sell any certain number of shares. The Distributor receives no compensation from the Funds for distribution of the Funds’ shares.

Other Service Providers

Administrator. The Trust has entered into an administration agreement with [ ] (the “Administrator”) pursuant to which the Administrator provides administrative services to the Funds. The Administrator is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) conducting relations with the custodian, independent registered public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds. In performing its duties and obligations under the administration agreement, the Administrator shall not be held liable except for a loss arising out of the Administrator’s refusal or failure to comply with the terms of the administration agreement or from its bad faith, negligence or willful misconduct in the performance of its duties under the administration agreement. The principal business address of the Administrator is [ ].

The Administrator also serves as fund accountant to the Funds under a separate agreement with the Trust and is responsible for calculating each Fund’s total net asset value (“NAV”), total net income and NAV per share of each Fund on a daily basis. The Adviser compensates the Administrator for its services out of the Unified Management Fee.

Transfer Agent/Dividend Disbursing Agent. [ ] (the “Transfer Agent”), is the transfer agent for the Funds’ shares and the dividend disbursing agent for payment of dividends and distributions on Fund shares. The principal business address of the Transfer Agent is [ ]. The Adviser compensates the Transfer Agent for its services out of the Unified Management Fee.

Custodian. [ ] (“the Custodian”), located at [ ], serves as the Funds’ custodian. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, the Custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to portfolio securities of the Funds. The Custodian also maintains certain accounts and records of the Funds. The Adviser compensates the Custodian for its services out of the Unified Management Fee.

Independent Registered Public Accounting Firm. [ ] serves as independent registered public accountant to the Funds. [ ] provides audit services and assistance and consultation in connection with the review of Commission filings and certain tax compliance services. [ ] is located at [ ]. The Adviser compensates [ ] for its services out of the Unified Management Fee.

Legal Counsel. Ropes & Gray LLP serves as counsel to the Funds, and is located at 800 Boylston Street, Boston, Massachusetts 02199. The Adviser compensates Ropes & Gray LLP for its services out of the Unified Management Fee.

13

TAX STATUS

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations and other applicable authority, as of the date of the preparation of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds and does not address all aspects of taxation that may apply to shareholders or to particular shareholders. In particular, because shares of the Funds generally are expected to be sold only to U.S. citizens or U.S. residents, the following discussion does not address all aspects of taxation that may apply to other shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of federal, state, local or non-U.S. tax laws.

Taxation of the Funds

Each Fund currently intends to elect to be treated and to qualify and be treated each year as a regulated investment company under Subchapter M of the Code (a “RIC”). In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund generally must, among other things:

(a)

derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above);

(b)

diversify its holdings so that, at the end of each quarter of each Fund’s taxable year, (i) at least 50% of the value of a Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of a Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that a Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and

(c)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund generally will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions could be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of a Fund’s shares (as described below). In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income, if any, and any net capital gain. Investment company taxable income and net capital gain that is retained by each Fund will be subject to tax at the Fund level at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a RIC generally may elect to treat part or all of any post-

14

October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year), or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If each Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, each Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions

Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions generally will be taxable to shareholders in the calendar year in which the distributions are received, except that a dividend declared and payable to shareholders of record in October, November or December and paid to shareholders the following January generally is deemed to have been paid by the Fund on the preceding December 31. Distributions received by tax-exempt shareholders generally will not be subject to U.S. federal income tax to the extent permitted under applicable tax law.

For U.S. federal income tax purposes, distributions of investment income generally are taxable to shareholders as ordinary income. Taxes to shareholders on distributions of capital gains are determined by how long a Fund owned (and is treated for U.S. federal income tax purposes as having owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, each Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by each Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. The Internal Revenue Service (“IRS”) and the U.S. Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions of net short-term capital gain (as reduced by any long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income, and shareholders will not be able to offset distributions of a Fund’s net short-term capital gains with capital losses that they recognize with respect to their other investments. As required by U.S. federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year. In general, the Funds do not expect a significant portion of their distributions to be attributable to capital gains from each Fund’s investment activities.

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot finally be determined until after the end of that taxable year. Each Fund may make total distributions during a taxable year in an amount that exceeds each Fund’s “current and accumulated earnings and profits” (generally, the net investment income and net capital gains of each Fund with respect to that year), in which case the excess generally will be treated as a return of capital, which will be tax-free to the holders of the shares, up to the amount of the shareholder’s tax basis in the applicable shares, with any amounts exceeding such basis treated as gain from the sale of such shares. A portion of each distribution is expected to constitute a return of capital (or, to the extent that such portion exceeds such shareholder’s tax basis in such shares, capital gains).

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, each Fund may carry forward net capital losses from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Each Fund’s capital loss carryforwards are reduced to the extent they offset the Fund’s current-year net

15

realized capital gains, whether the Fund retains or distributes such gains. Each Fund must apply such carryforwards first against gains of the same character. Each Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

If a shareholder elects to reinvest distributions, such distributions will be reinvested in additional shares of a Fund at the NAV calculated as of the payment date. Each Fund will pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAV of each Fund will be reduced by the amount of the payment. If a shareholder is subject to U.S. federal income tax, he or she will be subject to such tax on Fund distributions in the manner described herein whether such distributions are paid in cash or reinvested in additional shares of the Fund.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Funds.

Dividends and distributions on shares of the Funds are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains (“current and accumulated earnings and profits”), even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the NAV of a Fund reflected either unrealized gains, or realized and undistributed income or gains, which were therefore included in the price the shareholder paid. Such realized income or gains may be required to be distributed regardless of whether a Fund’s NAV also reflects unrealized losses. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares.

Sale, Exchange or Redemption of Shares

The sale, exchange or redemption of shares of the Funds will generally give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shareholder has held the shares for more than twelve months. Otherwise, the gain or loss generally will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed under the Code’s “wash sale” rule if other substantially identical shares of a Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

The redemption of shares after a shareholder’s death (for a shareholder that dies prior to the Reorganization) will not be considered a taxable disposition by the deceased shareholder. Instead, such a redemption will be treated as a taxable disposition of the shares by the person that received the shares from or through the deceased shareholder by reason of the shareholder’s death (the “Successor Shareholder”). The amount of gain or loss recognized on such a taxable disposition depends upon the difference between the redemption price and the tax basis of the shares. Upon the shareholder’s death, the basis of the shares in the Successor Shareholder’s hands will equal the shares’ fair market value (for U.S. federal income tax purposes) at the date of the deceased shareholder’s death. As a result, the Successor Shareholder might not recognize a loss even if (i) the amounts received by the Successor Shareholder upon the shares’ repurchase by a Fund together with (ii) total amount of distributions received by the deceased shareholder and the Successor Shareholder are collectively less than the purchase price the deceased shareholder paid for such shares.

If, after the shareholder’s death, a Successor Shareholder receives one or more distributions prior to the redemption by a Fund of such shares, such Successor Shareholder will generally be subject to U.S. federal income tax on the amount of the distributions. Further, any loss (if any) they realize on the redemption of such shares will be a capital loss without regard to whether the distribution was treated as capital gain or ordinary income.

Upon the sale, exchange or redemption of Fund shares, a Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you sold, exchanged or redeemed. See “Tax Basis Information” below for more information.

16

Original Issue Discount, Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time (i.e., upon partial or full repayment or disposition of the debt security) or is received in kind rather than in cash. Increases in the principal amount of inflation-indexed debt obligations (including TIPS) will be treated as OID.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, each Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. Each Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

Each Fund’s investments in inflation-indexed debt obligations and each Fund’s holdings (if any) of any of the other securities described above can cause the Fund to accrue interest income in excess of the amount of cash interest a Fund actually receives. Thus, a Fund may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from a Fund’s cash assets or by liquidation of its portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Securities Purchased at a Premium

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund would reduce the current taxable income from the bond by the amortized premium and reduce its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund would be permitted to deduct any remaining premium allocable to a prior period.

Futures, Forward Contracts, Swap Agreements, Hedges, Straddles and Other Transactions

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, will be governed by section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, Section 1256 Contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements) as well as any of its other hedging transactions, may be subject to one or more special tax rules (e.g., mark-to-market, notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by each Fund are

17

treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund and cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of a RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could recognize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder (i) who fails to properly furnish the Fund with a correct taxpayer identification number, (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Basis Information

Each Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information and holding period of Fund shares. Each Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average cost method. In the absence of an election, a shareholder’s cost basis will be determined under the default method selected by a Fund. The cost basis method a shareholder elects (or the cost basis method applied by default) may not be changed with respect to a cancellation of shares after the cancellation’s settlement date. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Tax Shelter Reporting Regulations

Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, the shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Reporting and Withholding Requirements

Each prospective investor is urged to consult its tax adviser regarding the applicability of Sections 1471-1474 of the Code, the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) and any other reporting requirements with respect to the prospective investor’s situation, including investments through an intermediary. In addition, some foreign countries have implemented, and others are considering, and may implement, laws similar in purpose and scope to FATCA.

State and Local Taxes

The states of the United States generally permit investment companies, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in the types of U.S. Treasury obligations the Funds expect to hold, so long as a fund meets all applicable state requirements. California, Connecticut and New York exempt such income when a fund has invested at least 50% of its assets in U.S. government securities. The Funds generally expect that shareholders will be allowed to exclude from state taxable income distributions made to the shareholders by the Funds that are attributable to interest the Funds directly or indirectly earned on such investments. Shareholders should consult their tax advisers regarding the applicability of any such exemption to their situation and as to the state or local tax consequences of investing in the Funds.

18

Shares Purchased through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Reorganization

Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes and, accordingly, no gain or loss is generally expected to be recognized by a Fund or its shareholders as a direct result of its Reorganization. However, the qualification as a tax-free reorganization for U.S. federal income tax purposes and the precise tax treatment of a Fund and its shareholders will depend on the facts at the time. Each Fund intends to provide more information about the U.S. federal income tax treatment of its Reorganization in the future, at or around the time the shareholders are notified of the Board’s considerations relating to the Reorganization, the specific terms of the Reorganization, and the expected date of the closing of the Reorganization. Assuming a Reorganization is treated as a tax-free reorganization for U.S. federal income tax purposes, the tax basis and holding period of a shareholder’s Fund shares would generally carry over to the applicable Successor Fund shares the shareholder receives in the Reorganization. At any time prior to the consummation of a Reorganization of a Fund, a shareholder may redeem shares of the Fund, likely resulting in ordinary income and/or capital gains, unless a shareholder would be exempt from taxation or would be investing through a tax advantaged arrangement, such as a 401(k) plan or an individual retirement account. Notwithstanding the above, the precise U.S. federal income tax treatment will depend on the U.S. federal income tax law in effect at the time of the Reorganization.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for each Fund are made with a view to achieving its investment objective. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Funds). Some securities or other assets considered for investment by a Fund also may be appropriate for other accounts managed by the Adviser or its affiliates. Thus, a particular security or other asset may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. If a purchase or sale of securities or other assets consistent with the investment policies of a Fund and one or more of these other accounts is considered at or about the same time, transactions in such securities or other assets will generally be allocated among a Fund and other accounts in the manner described above under “Potential Conflicts of Interest—Allocation of Investment Opportunities” and “—Conflicts of Interest Among Strategies” above. When the Adviser or its affiliates determine that an investment opportunity is appropriate for a Fund and one or more other accounts, the Adviser or its affiliates will generally execute transactions for the Fund on an aggregated basis with the other accounts when the Adviser or its affiliates believe that to do so will allow it to obtain best execution and to negotiate more favorable transaction costs than might have otherwise been paid had such orders been placed independently. Aggregation, or “bunching,” describes a procedure whereby an investment adviser combines the orders of two or more clients into a single order for the purpose of obtaining better prices and lower execution costs.

Brokerage and Research Services

There is no stated commission in the case of U.S. Treasury obligations the Fund intends to hold, however the prices paid by the Fund will be negatively impacted by the bid-offer spread, market impact, and general dealer activity.

The Adviser places orders for the purchase and sale of portfolio securities or other assets and buys and sells such securities or other assets for the Funds through multiple brokers and dealers. The Adviser will place trades for execution only with approved brokers or dealers. In effecting such purchases and sales, the Adviser seeks the most favorable price and execution of a Fund’s orders.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “research and brokerage services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or its affiliates may receive research and brokerage services from broker-dealers with which the Adviser places a Fund’s portfolio transactions. These research and brokerage services, which in some cases also may be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities or other assets or instruments, recommendations as to the purchase and sale of securities or other assets or instruments, and services related to the execution of securities or other transactions. The advisory fees paid by a Fund are not reduced because the Adviser or its affiliates receive such research and brokerage services even though the receipt of such research and brokerage

19

services relieves the Adviser or its affiliates from expenses they might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place a Fund’s transactions may be useful to the Adviser or its affiliates in providing services to the Adviser’s or its affiliates’ other clients, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, research and brokerage services provided to the Adviser or its affiliates by broker-dealers in connection with trades executed on behalf of other clients of the Adviser or its affiliates may be useful to the Adviser in managing a Fund, although not all of these research and brokerage services may be necessarily useful and of value to the Adviser or its affiliates in managing such other clients. To the extent the Adviser or its affiliates use such research and brokerage services, they will use them for the benefit of all clients, to the extent reasonably practicable. Currently, the Adviser does not direct portfolio transactions for the Funds to a particular broker-dealer because the broker-dealer provides soft dollar benefits to the Adviser.
As of the date of this SAI, the Funds have not yet paid brokerage commissions because the Funds had not yet commenced investment operations.

Regular Broker Dealers. Each Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by the Fund as of the close of its most recent fiscal year and state the value of such holdings. As of the date of this SAI, the Funds did not hold any securities of their regular brokers or dealers or their parent companies because the Funds had not yet commenced investment operations.

DESCRIPTION OF THE TRUST

The Trustees are responsible for the management and supervision of the Trust. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund or other series of the Trust with or without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. To the extent permissible by law, additional series may be added in the future.

The shares of the class offered by each Fund represent an equal proportionate interest in the net assets attributable to that Fund. Holders of each Fund’s shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. Different classes of the Funds, if any, may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

To the extent a Fund offers more than one share class, dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of a majority of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

In the event of liquidation, if there are remaining assets, the liquidating Fund will liquidate and distribute all proceeds from the liquidation, if any, to its shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares) and have no preemptive or conversion rights or rights to cumulative voting. When issued, shares are fully paid and non-assessable.

The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust further provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of a Fund solely by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust of the Trust provides for indemnification

20

by the Trust of Trustees and officers of the Trust; however, such persons may not be indemnified against any liability to the Trust or the Trust’s shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

PURCHASES AND REDEMPTION OF SHARES

Each Fund is only being offered to investors of a single gender who were born in a specific calendar year, with ages ranging from 60 to 75 at the commencement of investment operations for the Fund, and the offering will continue until December 31 of the year in which the Fund’s Investor Cohort reaches age 80, following which it is expected that a Reorganization will occur as described under “About the Offering and Each Fund’s Expected Reorganization.” Investors will be required to provide certain demographic information, including date of birth, gender and social security number or taxpayer identification number, to enable a Fund to price the shares as described below and to enable the Adviser to monitor for shares that may be redeemed immediately prior to the applicable Reorganization due to a shareholder’s death and on a quarterly basis if a shareholder in the Successor Fund passes away. The Funds will redeem the shares of those investors who fail to provide such information.

The Funds reserve the right to reject any purchase order application that conflicts with the Funds’ internal policies or the policies of any regulatory authority. All checks must be in U.S. Dollars drawn on a domestic bank (i.e., a bank with a branch in the U.S.). The Funds will not accept payment in cash or money orders. The Funds do not accept postdated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

If you elect to receive distributions by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of that Fund.

Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the Transfer Agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the Transfer Agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also, for your protection, telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record or sent via wire or ACH to the bank of record pre-established on the account.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not yet commenced investment operations and thus do not have audited financial statements. Financial statements will be available in each Fund’s annual and semi-annual reports when they are prepared.

21

APPENDIX A

STONE RIDGE ASSET MANAGEMENT LLC

PROXY VOTING POLICY

Governing Standards

The Registered Funds have delegated to the Adviser the responsibility for voting Registered Fund securities. Private Funds or Managed Account Clients may delegate such responsibility to the Adviser.1 As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. The Adviser has adopted this policy as required under Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the policy also applies generally to voting and/or consent rights of fixed income securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The policy, which has been designed to ensure that the Adviser votes proxies in the best interest of its Clients and provides Clients with information about how their proxies are voted, contains procedures to mitigate material conflicts of interests between Clients and the Adviser and its affiliated persons when voting proxies.

For the avoidance of doubt, the policy applies to shareholder votes and consents that the Adviser has authority to exercise on behalf of a Client, including votes and consents for private entities that do not involve proxies. All references to votes by proxy in this policy shall be interpreted to include both votes by proxy and votes and consents that do not involve proxies.

Procedures

The policy applies to those Client accounts that contain voting securities and for which the Adviser has been delegated the authority to vote client proxies. When voting proxies for Client accounts, the Adviser’s primary objective is to make voting decisions solely in the best interest of all Clients for which it manages assets. The Adviser has selected an unaffiliated third party proxy research and voting service, Institutional Shareholder Services Inc. (“ISS” or the “Proxy Voting Service”), to assist it in researching, recordkeeping and voting of proxies.

With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to the Adviser as to how to vote on each proposal based on the Proxy Voting Service’s research of the individual facts and circumstances and the Proxy Voting Service’s application of its research findings to an applicable set of guidelines, the ISS’ Proxy Voting Summary Guidelines (“ISS Guidelines”). The ISS Guidelines are intended to provide a general overview by highlighting the key policies that ISS applies to companies listed in the applicable geographic region. However, ISS’ analysis is on a case-by-case basis, taking into consideration sector, industry and business performance factors. The ISS Guidelines have been approved by the Adviser and, although the Adviser intends to vote consistently with the voting recommendation of the Proxy Voting Service, upon the recommendation of the applicable portfolio managers, the Adviser may determine to override any recommendation made by the Proxy Voting Service or abstain from voting. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, as in the case of votes involving private issuers, the Adviser may determine to vote on the proposals directly and will do so in a manner consistent with the principles set forth in this policy.

In certain circumstances, the Proxy Voting Service may use an electronic vote management system to automatically submit the votes to be counted or to populate votes shown on the Proxy Voting Service’s electronic voting platform with its recommendations based on the Adviser’s voting instructions to the Proxy Voting Service. The Proxy Voting Service will provide the Adviser access to any additional soliciting materials filed by an issuer after the Proxy Voting Service has published its recommendations and pre-populated the votes in the electronic vote management system so that the Adviser may consider such information prior to voting a proxy.

The Adviser may determine not to vote a proxy or review additional soliciting materials if: (1) the effect on the applicable economic interests or the value of the portfolio holding is insignificant in relation to an individual Client

[1]	The specific obligations that the Adviser bears depend upon the scope of voting authority assumed by the Adviser.

account or in the aggregate with all Client accounts; (2) the cost of voting the proxy or reviewing additional soliciting materials outweighs the possible benefit to the applicable Client account, including situations where a jurisdiction imposes share blocking restrictions that may affect the ability of the portfolio managers to effect trades in the related security; or (3) the Adviser otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy or review additional soliciting materials.

In addition, neither the Adviser nor the Proxy Voting Service will be able to vote for any securities on loan by an account. In the event that the Adviser is aware of a material vote on behalf of a Client with respect to securities on loan by the custodian, the Adviser will call back the loan to vote the proxy if the Adviser determines that the benefits to the Client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan, and if time permits.

The Adviser will not accept direction on how to vote individual proxies for which it has voting responsibility from any other person or organization other than Adviser personnel or the Proxy Voting Service.

Conflicts of Interest

For voting of securities, the Adviser believes that application of the ISS Guidelines to vote proxies should, in most cases, adequately address any possible conflicts of interest, as the ISS Guidelines are predetermined. As a general practice, the Adviser will vote in accordance with the voting recommendation provided by ISS. In the event that the Adviser wishes to vote against the independent voting recommendation, the Adviser requires CCO approval prior to a vote being cast.

Upon the identification or notice received by the CCO that there is a potential conflict of interest with respect to casting a vote, the CCO will discuss the proxy with the relevant portfolio manager(s) and other senior management in order to determine if the potential conflict is material. In instances where a portfolio manager proposes to vote a proxy inconsistent with the ISS Guidelines and a potential immaterial conflict is identified, the CCO will review the proxy votes in order to determine whether a portfolio manager’s voting rationale appears reasonable. Upon the detection of a material potential conflict of interest, the CCO has final decision-making authority regarding the Adviser’s course of action for the proxy. The CCO will seek to cause the proxy to be voted in a manner consistent with the Client’s best interests.

Review

The Adviser will supervise and periodically review its proxy voting activities and the implementation of this policy, including with respect to the Proxy Voting Service’s capabilities.

Registered Fund Disclosure Requirements

The Registered Funds will disclose in their SAIs and for closed-end funds, in item 7 of the Form N-CSR, a description of their policies and procedures used to determine how to vote proxies relating to portfolio securities, including the procedures used when a vote presents a conflict between the interests of Registered Fund shareholders, on the one hand, and those of the Registered Fund’s investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.

The Registered Funds are also required to include in their SAIs any policies and procedures of the Adviser or any other third party that the Registered Funds use, or that are used on the Registered Funds’ behalf, to determine how to vote proxies relating to portfolio securities.

Rule 30b1-4 under the 1940 Act requires mutual funds to file with the SEC an annual record of proxies voted by a fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain each Registered Fund’s proxy voting record for the most recent twelve-month period ending June 30.

The Registered Funds must also state in their disclosure documents (in their SAIs and shareholder reports) that information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Registered Fund’s website at a specified Internet address; or both; and (2) on the SEC’s website at http://www.sec.gov.

If a Registered Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, and the Registered Fund (or financial intermediary through which shares of the Registered Fund may be purchased or sold) receives a request for this information, the Registered Fund (or financial intermediary)

must send the information disclosed in the Registered Fund’s most recently filed report on Form N-PX within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

If a Registered Fund discloses that its proxy voting record is available on or through its website, the Registered Fund must make available free of charge the information disclosed in the Registered Fund’s most recently filed report on Form N-PX on or through its website as soon as reasonably practicable after filing the report with the SEC. The information disclosed in the Fund’s most recently filed report on Form N-PX must remain available on or through the Registered Fund’s website for as long as the Registered Fund remains subject to the requirements of Rule 30b1-4 and discloses that the Registered Fund’s proxy voting record is available on or through its website.

It is the responsibility of Legal and Compliance to ensure that the Registered Funds satisfy the disclosure requirements.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)

Amended and Restated Certificate of Trust of Stone Ridge Trust (the “Registrant”), dated as of October 23, 2015, incorporated by reference to Exhibit (1)(d) filed with the Registrant’s Registration Statement on Form N-14, as filed with the Securities and Exchange Commission (“SEC”) via EDGAR on September 27, 2016.

	(2)	Fourth Amended and Restated Agreement and Declaration of Trust of the Registrant, dated as of July 25, 2023, filed herewith.

(b)	(1)

Bylaws of the Registrant, incorporated by reference to Exhibit (b) filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 10, 2012.

	(2)

Amended and Restated Bylaws of the Registrant, incorporated by reference to Exhibit (b)(2) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

(c)		Not applicable.

(d)	(1)

Investment Management Agreement between Stone Ridge Asset Management LLC (“Stone Ridge”) and the Registrant, on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January  11, 2013, incorporated by reference to Exhibit (d)(1) filed with the Registrant’s Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(2)

First Amended and Restated Investment Management Agreement between Stone Ridge and the Registrant on behalf of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 31, 2013, incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

	(3)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated as of April 4, 2013,incorporated by reference to Exhibit (d)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

		(4)

First Amended and Restated Investment Management Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated October 28, 2019, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 83 to its initial Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

		(5)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge U.S. Variance Risk Premium Master Fund (formerly known as Stone Ridge U.S. Master Variance Risk Premium Fund), dated as of April 4, 2013,incorporated by reference to Exhibit (d)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

		(6)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund and Stone Ridge Emerging Markets Variance Risk Premium Fund, dated as of January 23, 2014, incorporated by reference to Exhibit (d)(4) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(7)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge International Variance Risk Premium Master Fund (formerly known as Stone Ridge International Master Variance Risk Premium Fund), dated as of September  19, 2013, incorporated by reference to Exhibit (d)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

	(8)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, incorporated by reference to Exhibit (d)(6) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

	(9)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of January 24, 2017, incorporated by reference to Exhibit (d)(7) filed with the Registrant’s Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

	(10)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Diversified Alternatives Fund, dated as of January 29, 2020, incorporated by reference to Exhibit (d)(8) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

	(11)

Investment Management Agreement between Stone Ridge and Stone Ridge Diversified Alternatives Sub Fund Ltd, dated as of January 29, 2020, incorporated by reference to Exhibit (d)(9) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

	(12)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, dated as of August 12, 2020, incorporated by reference to Exhibit (6)(j) filed with the Registrant’s Registration Statement on Form N-14, as filed with the SEC via EDGAR on August 13, 2020.

	(13)

Investment Management Agreement between Stone Ridge and Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd, dated as of August 12, 2020, incorporated by reference to Exhibit (6)(k) filed with the Registrant’s Registration Statement on Form N-14, as filed with the SEC via EDGAR on August 13, 2020.

	(14)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Fund, dated as of July 19, 2021, incorporated by reference to Exhibit (d)(12) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(15)

Investment Management Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Sub Fund Ltd, dated as of July 19, 2021, incorporated by reference to Exhibit (d)(13) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(16)	Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge LifeX Income Open-End Funds, to be filed by amendment.

	(17)	Investment Management Agreement between Stone Ridge and the Registrant, on behalf of the Stone Ridge LifeX Inflation-Protected Income Open-End Funds, to be filed by amendment.

(e)	(1)

Distribution Agreement between the Registrant and ALPS Distributors, Inc. (the “Distributor”), dated as of April 16, 2018, incorporated by reference to Exhibit (e) filed with the Registrant’s Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 30, 2019.

	(2)

Amendment No. 1 to the Distribution Agreement between the Registrant and the Distributor, dated as of October 28, 2019, incorporated by reference to Exhibit (e)(2) filed with the Registrant’s Post-Effective Amendment No. 57 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2019.

	(3)

Amendment No. 2 to the Distribution Agreement between the Registrant and the Distributor, dated as of January 29, 2020, incorporated by reference to Exhibit (e)(3) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(4)

Amendment No. 3 to the Distribution Agreement between the Registrant and the Distributor, dated as of August 21, 2020, incorporated by reference to Exhibit (e)(4) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(5)

Amendment No. 4 to the Distribution Agreement between the Registrant and the Distributor, dated as of October 1, 2020, incorporated by reference to Exhibit (e)(5) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(6)

Amendment No.  5 to the Distribution Agreement between the Registrant and the Distributor, dated as of July 19, 2021, incorporated by reference to Exhibit (e)(6) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(7)

Amendment No.  6 to the Distribution Agreement between the Registrant and the Distributor, dated as of October 21, 2022, incorporated by reference to Exhibit (e)(7) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as fled with the SEC via EDGAR on February 24, 2023.

(f)		Not applicable.

(g)	(1)

Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of September 24, 2020, incorporated by reference to Exhibit (g)(1) filed with the Registrant’s Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on November 23, 2020.

	(2)

First Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of October 5, 2020, incorporated by reference to Exhibit (g)(2) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(3)

Second Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of July 19, 2021, incorporated by reference to Exhibit (g)(3) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(4)

Third Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of February 4, 2022, incorporated by reference to Exhibit (g)(4) filed with the Registrant’s Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A, as fled with the SEC via EDGAR on February 28, 2022.

	(5)

Fourth Amendment to the Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association, dated as of October 21, 2022, incorporated by reference to Exhibit (g)(5) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

	(6)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated as of April 10, 2018, incorporated by reference to Exhibit (g)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

(h)	(1)

Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(1) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(2)

Addendum to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of September 21, 2018, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

(3)

First Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(4)

Second Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(4) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(5)

Third Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(5) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(6)

Fourth Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(7)

Fifth Amendment to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(7) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(8)

Addendum to the Amended and Restated Fund Administration Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 7, 2023, incorporated by reference to Exhibit (h)(8) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(9)

Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(2) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(10)

First Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-

Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(11)

Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(12)

Third Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(10) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(13)

Fourth Amendment to the Amended and Restated Transfer Agent Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(13) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(14)

Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 30, 2017, incorporated by reference to Exhibit (h)(3) filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 20, 2017.

(15)

First Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of January 30, 2019, incorporated by reference to Exhibit (h)(6) filed with the Registrant’s Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(16)

Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of February 25, 2020, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(17)

Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 5, 2020, incorporated by reference to Exhibit (h)(14) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(18)

Fourth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of July 19, 2021, incorporated by reference to Exhibit (h)(15) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(19)

Fifth Amendment to the Amended and Restated Fund Accounting Servicing Agreement between the Registrant, on behalf of each of its series, and U.S. Bancorp Fund Services, LLC, dated as of October 21, 2022, incorporated by reference to Exhibit (h)(19) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(20)

Expense Limitation Agreement between Stone Ridge and the Registrant on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 25, 2023, incorporated by reference to Exhibit (h)(20) filed with the Registrant’s Post-Effective Amendment No. 83 to its

Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(21)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated as of January 25, 2023, incorporated by reference to Exhibit (h)(21) filed with the Registrant’s Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2023.

(22)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge International Developed Markets Variance Risk Premium Fund, dated as of January  30, 2019, incorporated by reference to Exhibit (h)(9) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(23)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January  30, 2019, incorporated by reference to Exhibit (h)(10) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

(24)

Amended and Restated Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of July 30, 2020, incorporated by reference to Exhibit (h)(14) filed with the Registrant’s Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 25, 2020.

(25)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Diversified Alternatives Fund, dated as of January 25, 2023, incorporated by reference to Exhibit (h)(25) filed with the Registrant’s Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2023.

(26)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, dated as of December 2, 2020, incorporated by reference to Exhibit (h)(16) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

(27)

Expense Limitation Agreement between Stone Ridge and the Registrant, on behalf of Stone Ridge Bitcoin Strategy Fund, dated as of January 20, 2022, incorporated by reference to Exhibit (e)(23) filed with the Registrant’s Post-Effective Amendment No. 79 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 23, 2022.

(28)

Agreement and Plan of Reorganization between the Registrant, on behalf of Stone Ridge All Asset Variance Risk Premium Fund, and Stone Ridge Trust III, on behalf of its series Stone Ridge All Asset Variance Risk Premium Fund, dated as of December  2, 2020, incorporated by reference to Exhibit (h)(17) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

(i)	(1)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund, dated April 4, 2013, incorporated by reference to Exhibit (i) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 4, 2013.

(2)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge U.S. Variance Risk Premium Master Fund, dated April 23, 2013, incorporated by reference to Exhibit (i) filed with the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 23, 2013.

(3)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge Reinsurance Risk Premium Fund and the Stone Ridge High Yield Reinsurance Risk Premium Fund, dated January 15, 2013, incorporated by reference to Exhibit (i) filed with the Registrant’s Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 15, 2013.

(4)

Opinion and consent of counsel of K&L Gates, LLP for the Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated January 21, 2014, incorporated by reference to Exhibit (i)(4) filed with the Registrant’s Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 21, 2014.

(5)

Opinion and consent of counsel of Ropes & Gray LLP for the Stone Ridge Global Equity Variance Risk Premium Master Fund, dated June 23, 2014, incorporated by reference to Exhibit (i)(5) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(6)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for Class M shares for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated February 28, 2017, incorporated by reference to Exhibit (i)(6) filed with the Registrant’s Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2017.

(7)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for Class Y shares for Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated March 28, 2019, incorporated by reference to Exhibit (i)(7) filed with the Registrant’s Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on March 28, 2019.

(8)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge Diversified Alternatives Fund, dated June 2, 2020, incorporated by reference to Exhibit (i)(8) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

(9)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge All Asset Variance Risk Premium Fund, dated December 2, 2020, incorporated by reference to Exhibit (i)(9) filed with the Registrant’s Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on December 2, 2020.

(10)

Opinion and consent of counsel of Smith, Katzenstein & Jenkins, LLP for the Stone Ridge Bitcoin Strategy Fund, incorporated by reference to Exhibit (i)(10) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

	(11)	Opinion and consent of counsel for the Stone Ridge LifeX Income Open-End Funds and the Stone Ridge LifeX Inflation-Protected Income Open-End Funds, to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)		Not applicable.

(l)

Subscription Agreement for Seed Capital between the Registrant, on behalf of its series, and Stone Ridge, incorporated by reference to Exhibit (l) filed with Registrant’s Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC via EDGAR on January 16, 2013.

(m)	(1)

First Amended and Restated Class I Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, incorporated by reference to Exhibit (m)(1) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(2)

Class I Rule 12b-1 Plan of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, dated as of April 4, 2013, incorporated by reference to Exhibit (m)(2) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(3)

Second Amended and Restated Class M Rule 12b-1 Plan of each of Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of April 4, 2013, incorporated by reference to Exhibit (m)(3) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(4)

Class M Rule 12b-1 Plan of each of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), Stone Ridge U.S. Small Cap Variance Risk Premium Fund and Stone Ridge U.S. Variance Risk Premium Master Fund, dated as of April 4, 2013, incorporated by reference to Exhibit (m)(4) filed with the Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on April 5, 2013.

(5)

Class I Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(5) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(6)

Class M Rule 12b-1 Plan of each of Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Variance Risk Premium Master Fund, dated as of September 19, 2013, incorporated by reference to Exhibit (m)(6) filed with the Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 26, 2016.

(7)

Class I Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of June 17, 2014, incorporated by reference to Exhibit (m)(7) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(8)

Class M Rule 12b-1 Plan of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of June 17, 2014, incorporated by reference to Exhibit (m)(8) filed with the Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 23, 2014.

(9)

First Amended and Restated Class M Rule 12b-1 Plan of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of April 1, 2019, incorporated by reference to Exhibit (m)(9) filed with the Registrant’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 26, 2019.

(10)

Class  M Rule 12b-1 Plan of Stone Ridge Diversified Alternatives Fund, dated January 29, 2020, incorporated by reference to Exhibit (m)(10) filed with the Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on June 2, 2020.

	(11)

Class  M Rule 12b-1 Plan of Stone Ridge Bitcoin Strategy Fund, dated July 19, 2021, incorporated by reference to Exhibit (m)(11) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(n)	(1)

Third Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge High Yield Reinsurance Risk Premium Fund, dated as of January 29, 2020, incorporated by reference to Exhibit (n)(1) filed with the Registrant’s Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2020.

	(2)

Third Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge U.S. Hedged Equity Fund (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)), dated as of January 29, 2020, incorporated by reference to Exhibit (n)(2) filed with the Registrant’s Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 28, 2020.

	(3)

First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge International Developed Markets Variance Risk Premium Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (n)(3) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(4)

First Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Global Equity Variance Risk Premium Master Fund, dated as of January 30, 2019, incorporated by reference to Exhibit (n)(4) filed with the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 27, 2019.

	(5)

Multi-Class Plan Pursuant to Rule 18f-3 of each of Elements U.S. Portfolio, Elements U.S. Small Cap Portfolio, Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio, dated as of April 1, 2019, incorporated by reference to Exhibit (n)(5) filed with the Registrant’s Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on March 28, 2019.

	(6)

First Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 of Stone Ridge Diversified Alternatives Fund, dated October 27, 2020, incorporated by reference to Exhibit (n)(6) filed with the Registrant’s Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on November 23, 2020.

	(7)

Multi-Class Plan Pursuant to Rule 18f-3 of Stone Ridge Bitcoin Strategy Fund, dated as of July 19, 2021, incorporated by reference to Exhibit (n)(7) filed with the Registrant’s Post-Effective Amendment No. 77 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on July 23, 2021.

(o)		Reserved.

(p)

Code of Ethics of Stone Ridge and the Registrant, incorporated by reference to Exhibit (p) filed with the Registrant’s Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on February 24, 2023.

(q)

Power of Attorney of Stone Ridge Trust, incorporated by reference to Exhibit (q) filed with the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A, as filed with the SEC via EDGAR on September 28, 2018.

Item 29. Persons Controlled by or under Common Control with Registrant

None.

Item 30. Indemnification

The Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, filed herewith, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances).

The Registrant’s Distribution Agreement, incorporated hereto by reference, contains provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

Further, the Stone Ridge Reinsurance Risk Premium Fund’s and Stone Ridge High Yield Reinsurance Risk Premium Fund’s First Amended and Restated Investment Management Agreement, the Stone Ridge U.S. Hedged Equity Fund’s (formerly known as Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly known as Stone Ridge U.S. Variance Risk Premium Fund)) and Stone Ridge U.S. Small Cap Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge U.S. Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge International Developed Markets Variance Risk Premium Fund’s and Stone Ridge Emerging Markets Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge International Variance Risk Premium Master Fund’s Investment Management Agreement, the Stone Ridge Global Equity Variance Risk Premium Master Fund’s Investment Management Agreement, the Elements U.S. Portfolio’s, Elements U.S. Small Cap Portfolio’s, Elements International Portfolio’s, Elements International Small Cap Portfolio’s and Elements Emerging Markets Portfolio’s Investment Management Agreement, the Stone Ridge Diversified Alternatives Fund’s Investment Management Agreement, the Stone Ridge Diversified Alternatives Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge All Asset Variance Risk Premium Fund’s Investment Management Agreement, the Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd’s Investment Management Agreement, the Stone Ridge Bitcoin Strategy Fund’s Investment Management Agreement and the Stone Ridge Bitcoin Strategy Sub Fund Ltd’s Investment Management Agreement, each incorporated herein by reference, and the Stone Ridge LifeX Income Open-End Funds Investment Management Agreement and the Stone Ridge LifeX Inflation-Protected Income Open-End Funds Investment Management Agreement, each to be filed by amendment, contain provisions limiting the liability, and providing for indemnification, of Stone Ridge and its personnel under certain circumstances.

The Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Stone Ridge is a Delaware limited liability company that offers investment management services and is a registered investment adviser. Stone Ridge’s offices are located at One Vanderbilt Avenue, 65th Floor, New York, NY 10017. Information as to the officers and directors of Stone Ridge is included in its current Form ADV (File No. 801-77228) filed with the SEC, and the text of Schedule A of Stone Ridge’s current Form ADV is incorporated herein by reference.

Item 32. Principal Underwriter

(a)    ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, abrdn ETFs, Alpha Alternative Assets Fund, ALPS Series Trust, Alternative Credit Income Fund, Apollo Diversified Credit Fund (fka Griffin Institutional Access Credit Fund), Apollo Diversified Real Estate Fund (fka Griffin Institutional Access Real Estate Fund), The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, BBH Trust, Bluerock High Income Institutional Credit Fund, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Cambria ETF Trust, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, DBX ETF Trust, Emerge ETF Trust, ETF Series Solutions, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Graniteshares ETF Trust, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, IndexIQ ETF Trust, Investment Managers Series Trust II (AXS-Advised Funds), Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Manager Directed Portfolios (Spyglass Growth Fund), MassMutual Premier Funds, MassMutual Advantage Funds, Meridian Fund, Inc., MVP Private Markets Fund, Natixis ETF Trust, Natixis ETF Trust II, Opportunistic Credit Interval Fund, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stone Harbor Investment Funds, Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, Stone Ridge Residential Real Estate Income Fund I, Inc., Thrivent ETF Trust, USCF ETF Trust, Valkyrie ETF Trust II, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund, X-Square Series Trust and YieldStreet Prism Fund.

(b)     To the best of the Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc. are as follows:

Name and Principal Business Address*	Position and Offices with ALPS Distributors, Inc.	Positions and Offices with Registrant

Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None

Patrick J. Pedonti**	Vice President, Treasurer and Assistant Secretary	None

Eric Parsons	Vice President, Controller and Assistant Treasurer	None

Jason White***	Secretary	None

Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None

Liza Orr	Vice President, Senior Counsel	None

Jed Stahl	Vice President, Senior Counsel	None

Terence Digan	Vice President	None

James Stegall	Vice President	None

Gary Ross	Senior Vice President	None

Hilary Quinn	Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Mr. Pedonti is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

*** The principal business address for Mr. White is 4 Times Square, New York, New York 10036.

(c)    The following table sets forth the commissions and other compensation received, directly or indirectly, from the Stone Ridge LifeX Income Open-End Funds and the Stone Ridge LifeX Inflation-Protected Income Open-End Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Stone Ridge LifeX Income Open-End Funds or the Stone Ridge LifeX Inflation-Protected Income Open-End Funds.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commission	(3) Compensation on Redemption and Repurchases	(4) Brokerage Commissions	(5) Other Compensation
ALPS Distributors, Inc.	None	None	None	None

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940, as amended, are maintained at the offices, as applicable, of:

1.	Stone Ridge Trust

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

2.	Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

3.	U.S. Bank N.A.

1555 N. Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

4.	U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

5.	Simpson Thacher & Bartlett LLP

900 G Street, NW

Washington, DC 20001

6.	ALPS Distributors, Inc.

1290 Broadway

Suite 1000

Denver, Colorado 80203

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement of Stone Ridge Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 9th day of August, 2023.

STONE RIDGE TRUST

By:	/s/ Anthony Zuco
Anthony Zuco, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	Trustee, President (Principal Executive Officer)	August 9, 2023
Ross Stevens

/s/ Anthony Zuco	Treasurer (Principal Financial Officer)	August 9, 2023
Anthony Zuco

*	Trustee	August 9, 2023
Daniel Charney

*	Trustee	August 9, 2023
Jeffery Ekberg

* Power of Attorney

*By:	/s/ Anthony Zuco
Anthony Zuco Attorney in Fact

INDEX TO EXHIBITS

(a)(2)	Fourth Amended and Restated Agreement and Declaration of Trust of the Registrant.